1933 Act Registration No. 2-74747
                                              1940 Act Registration No. 811-3313


   As filed with the Securities and Exchange Commission on September 21, 2001


                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

         Pre-Effective Amendment No.         | |
         Post-Effective Amendment No. 39     |X|


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 |X|

                                Amendment No. 39


                           FIRST AMERICAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                             601 Second Avenue South
                          Minneapolis, Minnesota 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-1606
              (Registrant's Telephone Number, including Area Code)

                             Christopher O. Petersen
                               U.S. Bancorp Center
                          800 Nicollet Mall, J1012057
                          Minneapolis, Minnesota 55402
                     (Name and Address of Agent for Service)


It is proposed that this filing shall become effective (check appropriate box):

         | | immediately upon filing pursuant to paragraph (b) of Rule 485 |X| on September 21, 2001 pursuant to paragraph (b) of Rule 485
         | | 60 days after filing pursuant to paragraph (a)(1) of Rule 485 | | on (date) pursuant to paragraph (a)(1) of Rule 485
         | | 75 days after filing pursuant to paragraph (a)(2) of Rule 485 | | on (date) pursuant to paragraph (a)(2) of Rule 485

[LOGO] FIRST AMERICAN FUNDS                 SEPTEMBER 24, 2001



                                            PROSPECTUS

                                            FIRST AMERICAN FUNDS, INC.


                                            ASSET CLASS -- MONEY MARKET FUNDS



                                MONEY MARKET
                                       FUNDS
        CLASS A, CLASS B, AND CLASS C SHARES


                                            GOVERNMENT OBLIGATIONS FUND
                                            OHIO TAX FREE OBLIGATIONS FUND
                                            PRIME OBLIGATIONS FUND
                                            TAX FREE OBLIGATIONS FUND
                                            TREASURY OBLIGATIONS FUND






                                            AS WITH ALL MUTUAL FUNDS, THE
                                            SECURITIES AND EXCHANGE COMMISSION
                                            HAS NOT APPROVED OR DISAPPROVED THE
                                            SHARES OF THESE FUNDS, OR DETERMINED
                                            IF THE INFORMATION IN THIS
                                            PROSPECTUS IS ACCURATE OR COMPLETE.
                                            ANY STATEMENT TO THE CONTRARY IS A
                                            CRIMINAL OFFENSE.

TABLE OF
CONTENTS


FUND SUMMARIES
--------------------------------------------------------------------------------
         Government Obligations Fund                               2
--------------------------------------------------------------------------------
         Ohio Tax Free Obligations Fund                            4
--------------------------------------------------------------------------------
         Prime Obligations Fund                                    6
--------------------------------------------------------------------------------
         Tax Free Obligations Fund                                 8
--------------------------------------------------------------------------------
         Treasury Obligations Fund                                10
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
         Buying Shares                                            12
--------------------------------------------------------------------------------
         Selling Shares                                           15
--------------------------------------------------------------------------------
         Managing Your Investment                                 16
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
         Management                                               18
--------------------------------------------------------------------------------
         More About The Funds                                     19
--------------------------------------------------------------------------------
         Financial Highlights                                     20
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                      Back Cover
--------------------------------------------------------------------------------

FUND SUMMARIES

INTRODUCTION



This section of the prospectus describes the objectives of certain First American Money Market Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                             1 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES

GOVERNMENT OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                             2 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES

GOVERNMENT OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

4.45%     5.73%
--------------------------------------------------------------------------------
1999      2000

Best Quarter:       Quarter ending   December 31, 2000       1.48%
Worst Quarter:      Quarter ending   June 30, 1999           1.04%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                   Since
AS OF 12/31/00                                          Date    One Year   Inception
------------------------------------------------------------------------------------
Government Obligations Fund (Class A)                4/29/98       5.73%       5.01%
------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 2.22%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                        Class A
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL MAINTENANCE FEE(1)
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                           $25

ANNUAL FUND OPERATING EXPENSES(2) as a % of average net assets
--------------------------------------------------------------------------------
Management Fees                                                           0.35%
Distribution and Service (12b-1) Fees                                     0.25%
Other Expenses                                                            0.21%
Total Gross Fees                                                          0.81%
Waiver of Fund Expenses(3)                                               (0.02)%
TOTAL ANNUAL FUND OPERATING EXPENSES(3)                                   0.79%
--------------------------------------------------------------------------------

(1)The fund reserves the right to charge your account an Annual Maintenance Fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(2)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(3)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.79%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers. Prior to October 1, 2001, the advisor voluntarily waived fees so that Total Annual Fund Operating Expenses did not exceed 0.77%.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                   $   81
 3 years                                                                  $  257
 5 years                                                                  $  448
10 years                                                                  $1,000

                             3 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES

OHIO TAX FREE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Ohio Tax Free Obligations Fund seeks maximum current income that is exempt from federal income tax and Ohio state and municipal income tax to the extent consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Ohio Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal and Ohio state and municipal income tax, including the federal alternative minimum tax. The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

o Because the fund invests primarily in municipal securities issued by the state of Ohio and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                             4 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES

OHIO TAX FREE OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1),(2)

[BAR CHART]

2.85%      2.69%       3.37%
--------------------------------------------------------------------------------
1998       1999        2000

Best Quarter:       Quarter ending   March 31, 1991      0.88%
Worst Quarter:      Quarter ending   June 30, 1993       0.62%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                   Since
AS OF 12/31/00(2)                                       Date    One Year   Inception
------------------------------------------------------------------------------------
Ohio Tax Free Obligations Fund (Class A)             12/2/97       3.37%       2.97%
------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 1.30%.

(2)On 9/25/01, the Ohio Tax Free Obligations Fund became the successor by merger to the Firstar Ohio Tax-Exempt Money Market Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/25/01 represents that of the Firstar Ohio Tax-Exempt Money Market Fund. The Firstar Ohio Tax-Exempt Money Market Fund was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                        CLASS A
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL MAINTENANCE FEE(1)
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                           $25

ANNUAL FUND OPERATING EXPENSES(2) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                           0.35%
Distribution and Service (12b-1) Fees                                     0.25%
Other Expenses                                                            0.22%
Total Gross Fees                                                          0.82%
Waiver of Fund Expenses(3)                                               (0.03)%
TOTAL ANNUAL FUND OPERATING EXPENSES(3)                                   0.79%
--------------------------------------------------------------------------------

(1)The fund reserves the right to charge your account an Annual Maintenance Fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(2)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(3)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.79%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                   $   81
 3 years                                                                  $  259
 5 years                                                                  $  452
10 years                                                                  $1,011

                             5 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES

PRIME OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities.

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances).

o        commercial paper.

o        non-convertible corporate debt securities.

o        loan participation interests.

o        repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                             6 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES

PRIME OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

4.97%      5.12%        5.04%        4.57%        5.79%
--------------------------------------------------------------------------------
1996       1997         1998         1999         2000

Best Quarter:       Quarter ending   December 31, 2000       1.49%
Worst Quarter:      Quarter ending   June 30, 1999           1.05%

AVERAGE ANNUAL TOTAL RETURNS              Inception                                Since
AS OF 12/31/00                                 Date    One Year   Five Years   Inception
----------------------------------------------------------------------------------------
Prime Obligations Fund (Class A)            1/21/95       5.79%        5.10%       5.16%
----------------------------------------------------------------------------------------
Prime Obligations Fund (Class B)            1/23/95       5.11%        4.36%       4.42%
----------------------------------------------------------------------------------------
Prime Obligations Fund (Class C)             2/1/99       5.11%          N/A       4.53%
----------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 2.28%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                CLASS A     CLASS B      CLASS C
------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                        None        None         None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                               None       5.00%(1)     1.00%(1)

ANNUAL MAINTENANCE FEE(2)
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                   $25         $25         $25

ANNUAL FUND OPERATING EXPENSES(3) AS A % OF AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------
Management Fees                                                   0.35%       0.35%       0.35%
Distribution and Service (12b-1) Fees                             0.25%       1.00%       1.00%
Other Expenses                                                    0.24%       0.15%       0.15%
Total Gross Fees                                                  0.84%       1.50%       1.50%
Waiver of Fund Expenses(4)                                       (0.02)%     (0.02)%     (0.02)%
TOTAL ANNUAL FUND OPERATING EXPENSES(4)                           0.82%       1.48%       1.48%
------------------------------------------------------------------------------------------------

(1)Class B and Class C shares generally are available only in exchange for Class B or Class C shares, respectively, of another First American fund. The contingent deferred sales charge imposed when you sell your Class B or Class C shares of Prime Obligations Fund will be based on the date you purchased shares of the original First American fund.

(2)The fund reserves the right to charge your account an Annual Maintenance Fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(3)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(4)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.82%, 1.48%, and 1.48%, respectively, for Class A, Class B, and Class C shares. Prior to October 1, 2001, the advisor voluntarily waived fees so that Total Annual Fund Operating Expenses did not exceed 0.82%, 1.47% and 1.46%, respectively, for Class A, Class B, and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                             CLASS B                                        CLASS C
                                      CLASS B            assuming no                 CLASS C            assuming no
                          assuming redemption             redemption     assuming redemption             redemption
               CLASS A  at end of each period  at end of each period   at end of each period  at end of each period
-------------------------------------------------------------------------------------------------------------------
 1 year         $   84                 $  651                 $  151                  $  349                 $  249
 3 years        $  266                 $  872                 $  472                  $  567                 $  567
 5 years        $  464                 $1,017                 $  817                  $  908                 $  908
10 years        $1,035                 $1,610                 $1,610                  $1,871                 $1,871

                             7 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES

TAX FREE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                             8 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES

TAX FREE OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

2.65%       2.87%       2.85%       2.59%       3.46%
--------------------------------------------------------------------------------
1996        1997        1998        1999        2000

Best Quarter:       Quarter ending   June 30, 2000       0.92%
Worst Quarter:      Quarter ending   March 31, 1999      0.56%

AVERAGE ANNUAL TOTAL RETURNS                 Inception                 Five      Since
AS OF 12/31/00(2)                                 Date    One Year    Years  Inception
--------------------------------------------------------------------------------------
Tax Free Obligations Fund (Class A)             1/9/95       3.46%    2.88%      2.91%
--------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 1.35%.

(2)Performance prior to 11/25/97 is that of Qualivest Tax-Free Money Market
Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                        CLASS A
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL MAINTENANCE FEE(1)
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                           $25

ANNUAL FUND OPERATING EXPENSES(2) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                           0.35%
Distribution and Service (12b-1) Fees                                     0.25%
Other Expenses                                                            0.21%
Total Gross Fees                                                          0.81%
Waiver of Fund Expenses(3)                                               (0.02)%
TOTAL ANNUAL FUND OPERATING EXPENSES(3)                                   0.79%
--------------------------------------------------------------------------------

(1)The fund reserves the right to charge your account an Annual Maintenance Fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(2)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(3)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.79%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers. Prior to October 1, 2001, the advisor voluntarily waived fees so that Total Annual Fund Operating Expenses did not exceed 0.75%.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                   $   81
 3 years                                                                  $  257
 5 years                                                                  $  448
10 years                                                                  $1,000

                             9 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES

TREASURY OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                            10 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

FUND SUMMARIES

TREASURY OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

4.84%     4.38%      5.60%
--------------------------------------------------------------------------------
1998      1999       2000

Best Quarter:       Quarter ending   December 31, 2000       1.47%
Worst Quarter:      Quarter ending   March 31, 1999          1.02%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                   Since
AS OF 12/31/00                                          Date    One Year   Inception
------------------------------------------------------------------------------------
Treasury Obligations Fund (Class A)                  11/3/97       5.60%       4.94%
------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 2.17%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                       CLASS A
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL MAINTENANCE FEE(1)
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                           $25

ANNUAL FUND OPERATING EXPENSES(2) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                           0.35%
Distribution and Service (12b-1) Fees                                     0.25%
Other Expenses                                                            0.21%
Total Gross Fees                                                          0.81%
Waiver of Fund Expenses(3)                                               (0.02)%
TOTAL ANNUAL FUND OPERATING EXPENSES(3)                                   0.79%
--------------------------------------------------------------------------------

(1)The fund reserves the right to charge your account an Annual Maintenance Fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(2)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(3)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.79%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers. Prior to October 1, 2001, the advisor voluntarily waived fees so that Total Annual Fund Operating Expenses did not exceed 0.70%.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                   $   81
 3 years                                                                  $  257
 5 years                                                                  $  448
10 years                                                                  $1,000

                            11 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES

BUYING SHARES

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

All funds in this prospectus offer Class A shares. Prime Obligations Fund also offers Class B and Class C shares.

Each class has its own cost structure. Class B and Class C shares are available only in exchange for Class B or Class C shares, respectively, of another First American fund or to set up a systematic exchange program to purchase Class B or Class C shares of other First American funds.

CLASS A SHARES. Class A shares are offered at net asset value with no front-end or contingent deferred sales charge.

CLASS B SHARES. Prime Obligations Fund Class B shares are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. See "Managing Your Investment -- Systematic Exchange Program."

Class B shares have no front-end sales charge, however they do have:

o higher annual expenses than Class A shares. See "Fund Summaries -- Prime Obligations Fund, Fees and Expenses."

o a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of the date you purchased the original First American fund shares.

o automatic conversion to Class A shares approximately eight years after purchase, thereby reducing future annual expenses.

CLASS C SHARES. Prime Obligations Fund Class C shares are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. When you purchase Prime Obligations Fund Class C shares in order to establish a systematic exchange program, you do not pay a sales charge. However, when you exchange these shares for Class C shares of another First American fund, you pay a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). In addition, Prime Obligations Fund Class C shares:

o are subject to a 1% contingent deferred sales charge if you redeem your shares within 18 months of the date you purchased the original First American fund shares.

o have higher annual expenses than Class A shares. See "Fund Summaries-- Prime Obligations Fund, Fees and Expenses."

o        do not convert to Class A shares.

Because Class C shares do not convert to Class A shares, they will continue to have higher annual expenses than Class A shares for as long as you hold them.

--------------------------------------------------------------------------------
12b-1 FEES

Each fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

For                                            12b-1 fees are equal to:
--------------------------------------------------------------------------------
Class A shares                                 0.25% of average daily net assets
Class B shares                                 1% of average daily net assets
Class C shares                                 1% of average daily net assets

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a shareholder servicing fee. For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee, and 0.75% is a distribution fee.

The funds' distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions, and "one-stop" mutual fund networks (institutions) for providing ongoing services to shareholder accounts. These institutions receive shareholder servicing fees equal to 0.25% of a fund's Class A, Class B, and Class C share average daily net assets attributable to shares sold through such institutions. The funds' distributor also pays institutions which sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The funds' distributor retains the Class B share 0.75% annual distribution fee in order to finance costs associated with payment of the sales commission to institutions. The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open. As discussed below, your order must be received by the funds by 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, in order for shares to be priced at that day's NAV.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of

                            12 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES

BUYING SHARES CONTINUED

fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. Each fund's net asset value is normally expected to be $1 per share.

CLASS A SHARES. Your purchase price for Class A shares is their net asset value. You pay no front-end or back-end sales charge.

CLASS B SHARES. Prime Obligations Fund Class B shares are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. See "Managing Your Investment -- Systematic Exchange Program."

Your purchase price for Class B shares is their net asset value -- there is no front-end sales charge. However, if you redeem your shares within six years of the date you purchased the original First American fund shares, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy Class B shares, the funds' distributor pays a sales commission of 4.25% of the amount invested to investment professionals and financial institutions which sell Class B shares. The funds' distributor receives any CDSC imposed when you sell your Class B shares.

Your CDSC will be based on the value of your original First American fund shares when they were purchased or on the value of the Prime Obligations Fund Class B shares at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.


Year since purchase of original              CDSC as a % of the
First American fund shares                  value of your shares
----------------------------------------------------------------
First                                                 5%
Second                                                5%
Third                                                 4%
Fourth                                                3%
Fifth                                                 2%
Sixth                                                 1%
Seventh                                               0%
Eighth                                                0%

Your Class B shares will automatically convert to Class A shares eight years after the beginning of the month in which you purchase the shares.

The CDSC will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70(1)/2.

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

o        redemptions required as a result of over contribution to an IRA plan.

CLASS C SHARES. Prime Obligations Fund Class C shares are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. When you purchase Prime Obligations Fund Class C shares in order to establish a systematic exchange program, you do not pay a sales charge. However, when you exchange these shares for Class C shares of another First American fund, you pay a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). The funds' distributor pays a sales commission of 1.00% of the amount you invested to investment professionals and financial institutions which sell Class C shares. You pay no front-end sales charge when you exchange other First American fund Class C shares for Prime Obligations Fund Class C shares. However, if you redeem your shares within 18 months of the date you purchased the original First American fund shares, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of the original First American fund shares at the time of purchase or the Prime Obligations Fund Class C shares at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

The distributor receives any CDSC imposed when you sell your Class C shares.

The CDSC for Class C shares will be waived in the same circumstances as the Class B share CDSC. See "Class B Shares" above.

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.

                            13 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES

BUYING SHARES CONTINUED

--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may buy shares on any day when the New York Stock Exchange (NYSE) is open. However, purchases of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be priced at the net asset value determined on the day your purchase order is processed. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE. You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds' distributor. In order for shares to be purchased at that day's price, your investment professional or financial institution must transmit orders to the funds by 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund. Your investment professional or financial institution will specify the time by which they must receive your purchase order to assure same day processing.

Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling Investor Services at 1-800-677-FUND before 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, before 11:30 a.m. Central time for Tax Free Obligations Fund, and before 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund. All information will be taken over the telephone, and your order will be placed when the funds' custodian receives payment by wire. Wire federal funds as follows:

FIRSTAR BANK, N.A.
ABA NUMBER: 0420-00013
ACCOUNT NUMBER: 112-952-137
CREDIT TO: FIRST AMERICAN (NAME OF FUND, INVESTOR NAME AND INVESTOR ACCOUNT #)

BY MAIL. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 55302

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

o all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.

o third-party checks, credit cards, credit card checks, and cash are not accepted.

o if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis by having $100 or more ($25 for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts) automatically withdrawn from your bank account on a periodic basis and invested in fund shares. You may apply for participation in this program through your investment professional or financial institution or by calling Investor Services at 1-800-677-FUND.

                            14 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES

SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange (NYSE) is open. However, redemption of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be sold at the net asset value determined on the day your redemption is processed, less any applicable contingent deferred sales charge. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

BY PHONE. If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. Your investment professional or financial institution must transmit redemption requests to the funds by 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, in order for redemptions to be processed on that day. Your investment professional or financial institution will specify the time by which they must receive your redemption request to assure same day processing. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling Investor Services at 1-800-677-FUND before 9:00 a.m. for Ohio Tax Free Obligations Fund, before 11:30 a.m. Central time for Tax Free Obligations Fund, and before 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund. Calls received after these times will be processed the following business day. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The funds reserve the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

BY MAIL. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 55302

Your request should include the following information:

o        name of the fund.

o        account number.

o        dollar amount or number of shares redeemed.

o        name on the account.

o        signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the funds' records.

o        your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

BY CHECKING ACCOUNT. Check writing privileges are available for Class A shares. You may sign up for check writing privileges when you complete a new account form, or by calling your investment professional, financial institution or the funds. With a fund checking account, you may redeem shares simply by writing a check for $100 or more. Call Investor Services at 1-800-677-FUND for more information.

Please note that you may not use a check to close your account.

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

It may not be in your best interest to make systematic withdrawals of Class B or Class C shares, since these withdrawals may be subject to a CDSC.

--------------------------------------------------------------------------------

ACCOUNTS WITH LOW BALANCES

Except for retirement plans and Uniform Gifts Minors Act/Uniform Transfers to Minors Act accounts, if your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

o        deduct a $25 annual account maintenance fee, or

o close your account and send you the proceeds, less any applicable contingent deferred sales charge.

Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

                            15 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
SYSTEMATIC EXCHANGE PROGRAM

You may make automatic monthly exchanges of your Class A, Class B, or Class C shares for the same class of shares of another First American fund. Investing a fixed dollar amount at regular intervals, sometimes referred to as "dollar cost averaging," may have the effect of reducing the average cost per share of the fund acquired.

To set up a systematic exchange program, you initially purchase an amount of Class A, Class B, or Class C shares equal to the total amount that you wish to invest in the other First American fund. On a monthly basis, the dollar amount of Class A, Class B, or Class C shares that you specify will then be exchanged for shares of the other First American fund within the same class. Exchanges of Class A and Class C shares will be subject to the applicable sales charge imposed by the First American fund into which you are exchanging. You may wish to execute a letter of intent in connection with a Class A share systematic exchange program. (A letter of intent indicates a non-binding intent to purchase $50,000 or more of First American fund Class A shares over a 13-month period, which lowers your sales charge. See the prospectus of the First American fund into which you plan to exchange for more information.) Exchanges of Prime Obligations Fund Class B or Class C shares will not be subject to a CDSC. See "Exchanging Shares," below. However, if you redeem the Prime Obligations Fund Class B or Class C shares in your account, rather than exchange them, they will be subject to a CDSC.

You may set up a systematic exchange program through your investment professional or financial institution, or by calling Investor Services at 1-800-677-FUND.

--------------------------------------------------------------------------------
EXCHANGING SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares.

You may exchange your shares only for shares of the same class of the other First American fund. Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A or Class C shares for another First American fund of the same class, you will have to pay the sales charge imposed by the fund, unless your money market fund shares were originally issued in exchange for shares of a First American fund that had a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

BY PHONE. You may exchange shares by calling your investment professional, your financial institution, or the funds, provided that both funds have identical shareholder registrations. To request an exchange through the funds, call Investor Services at 1-800-677-FUND. Your instructions must be received by the funds before 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, before 11:30 a.m. Central time for Tax Free Obligations Fund and before 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, or by an earlier time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

BY MAIL. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS

You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 1-800-677-FUND to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditor's report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 1-800-677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each non-systematic purchase or sale of fund shares. Generally, a fund does not send statements for funds held in a brokerage account.

                            16 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

POLICIES & SERVICES

MANAGING YOUR INVESTMENT CONTINUED

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared daily and paid monthly. You will receive dividends starting on the day you pay for your shares. You will not receive dividends for the day on which you sell shares.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

Tax Free Obligations Fund and Ohio Tax Free Obligations Fund intend to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal tax. However, although they have no current intention of doing so, each fund may invest up to 20% of its net assets in municipal securities, the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.

OHIO INCOME TAXATION. Dividends paid by the fund will be exempt from Ohio income taxes for individuals, estates, trusts, and will not be included in the "net income" of corporations for purposes of the Ohio corporate franchise tax, to the extent they are derived from interest on Ohio municipal obligations.

                            17 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

MANAGEMENT

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of June 1, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliates had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Piper Jaffray Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, (1) for the funds' most recently completed fiscal year(s) and (2) for the funds, based on current advisory fees, effective October 1, 2001.

                                         Advisory fee as a % of
                                       average daily net assets
                                           (1)          (2)
---------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND               0.34%        0.33%
OHIO TAX FREE OBLIGATIONS FUND(1)         0.35%        0.33%
PRIME OBLIGATIONS FUND                    0.36%        0.33%
TAX FREE OBLIGATIONS FUND                 0.34%        0.33%
TREASURY OBLIGATIONS FUND                 0.34%        0.33%
---------------------------------------------------------------

(1)This fund was not advised by the investment advisor during the fiscal year ended September 30, 2000. The contractual advisory fee rate is 0.35% for the current fiscal year.

DIRECT CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. BOX 1330
MINNEAPOLIS, MN 55440-1330

INVESTMENT ADVISOR

U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.
601 SECOND AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55402

DISTRIBUTOR

QUASAR DISTRIBUTORS, LLC
615 E. MICHIGAN STREET
MILWAUKEE, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Piper Jaffray Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Piper Jaffray Asset Management receives compensation for acting as the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. Effective October 1, 2001, U.S. Bank will be paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. Previously, U.S. Bank received fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

ADMINISTRATION SERVICES. Effective October 1, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliate, Firstar Mutual Fund Services, LLC (Co-Administrators), will begin providing or compensating others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds. Prior to October 1, 2001 U.S. Bank served as administrator, providing the same services to the funds.

DISTRIBUTION SERVICES. Effective October 1, 2001, Quasar Distributors, LLC, an affiliate of U.S. Bancorp Piper Jaffray Asset Management, will begin serving as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds. Prior to the change, SEI Investments Distribution Co. served as distributor of the funds.

SECURITIES LENDING SERVICES. In connection with lending its portfolio securities, Government Obligations Fund pays administrative and custodial fees to U.S. Bank which are equal to 40% of the fund's income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Piper Jaffray Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the fund's distributor.

PORTFOLIO MANAGEMENT

Each fund's investments are managed by a team of persons associated with U.S. Bancorp Piper Jaffray Asset Management.

                            18 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-677-FUND.

In addition to the securities specified in the "Fund Summaries" section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including money market funds advised by U.S. Bank.

--------------------------------------------------------------------------------
INVESTMENT APPROACH

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of each fund's investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds' advisor to present minimal credit risks.

When selecting securities for the funds, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

--------------------------------------------------------------------------------
INVESTMENT RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF GOVERNMENT OBLIGATIONS FUND

RISKS OF SECURITIES LENDING

When Government Obligations Fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund's advisor has determined are creditworthy under guidelines established by the fund's board of directors.

                            19 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class A shares of each fund and the Class B and Class C shares of Prime Obligations Fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.

The information for the fiscal years ended September 30, 2000 and September 30, 1999, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund has been audited by other auditors.

The information for Ohio Tax Free Obligations Fund for the fiscal period ended October 31, 2000, has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The information for the fiscal years ended on or before November 30, 1999, has been audited by other auditors.


GOVERNMENT OBLIGATIONS FUND

                                                                           Fiscal period
                                                                              ended
                                                                           March 31, 2001     Fiscal year ended September 30,
CLASS A SHARES                                                              (unaudited)        2000        1999       1998(1)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                          $   1.00       $   1.00    $   1.00    $   1.00
Net Investment Income                                                             0.03           0.05        0.04        0.02
Dividends (from net investment income)                                           (0.03)         (0.05)      (0.04)      (0.02)
                                                                              --------       --------    --------    --------
Net Asset Value, End of Period                                                $   1.00       $   1.00    $   1.00    $   1.00
                                                                              ========       ========    ========    ========
Total Return                                                                      2.75%(3)       5.43%       4.36%       2.10%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                               $483,830       $470,587    $435,227    $325,024
Ratio of Expenses to Average Net Assets                                           0.75%(2)       0.76%       0.75%       0.70%(2)
Ratio of Net Investment Income to Average Net Assets                              5.45%(2)       5.29%       4.28%       4.93%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)                       0.81%(2)       0.82%       0.82%       0.76%(2)
Ratio of Net Investment Income to Average Net Assets (excluding waivers)          5.39%(2)       5.23%       4.21%       4.87%(2)
------------------------------------------------------------------------------------------------------------------------------

(1)Class A shares have been offered since April 29, 1998.

(2)Annualized.

(3)Not annualized.


OHIO TAX FREE OBLIGATIONS FUND

                                                                        Fiscal period  Fiscal period
                                                                            ended          ended
                                                                       April 30, 2001   October 31,  Fiscal year ended November 30,
CLASS A SHARES                                                           (unaudited)      2000(1)            1999      1998(2)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                          1.00           1.00             1.00        1.00
Net Investment Income                                                         0.01           0.03             0.03        0.03
Dividends (from net investment income)                                       (0.01)         (0.03)           (0.03)      (0.03)
                                                                          --------       --------         --------    --------
Net Asset Value, End of Period                                                1.00           1.00             1.00        1.00
                                                                          ========       ========         ========    ========
Total Return                                                                  1.46%(3)       3.29%(3)         2.67%       2.85%(3)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                446         68,482           64,475      57,614
Ratio of Expenses to Average Net Assets                                       0.80%(4)       0.77%(4)         0.58%       0.69%(4)
Ratio of Net Investment Income to Average Net Assets                          2.96%(4)       3.22%(4)         2.64%       2.81%(4)
Ratio of Expenses to Average Net Assets (excluding waivers)                   1.00%(4)       0.97%(4)         1.09%       1.29%(4)
Ratio of Net Investment Income to Average Net Assets (excluding waivers)      2.76%(4)       3.02%(4)         2.13%       2.21%(4)
-----------------------------------------------------------------------------------------------------------------------------------

(1)In 2000, the fund's fiscal year was changed to October 31, from November 30.

(2)Reflects operations for the period from December 2, 1997 (date of initial public investment) to November 30, 1998.

(3)Not Annualized.

(4)Annualized.

                            20 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS CONTINUED


PRIME OBLIGATIONS FUND

                                                    Fiscal period
                                                        ended
                                                      March 31,
                                                        2001                         Fiscal year ended September 30,
CLASS A SHARES                                       (unaudited)         2000         1999         1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                  $     1.00      $     1.00   $     1.00   $     1.00   $   1.00   $   1.00
Net Investment Income                                       0.03            0.05         0.04         0.05       0.05       0.05
Dividends (from net investment income)                     (0.03)          (0.05)       (0.04)       (0.05)     (0.05)     (0.05)
                                                      ----------      ----------   ----------   ----------   --------   --------
Net Asset Value, End of Period                        $     1.00      $     1.00   $     1.00   $     1.00   $   1.00   $   1.00
                                                      ==========      ==========   ==========   ==========   ========   ========
Total Return                                                2.79%(1)        5.52%        4.51%        5.15%      5.06%      5.08%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                       $5,338,185      $4,614,094   $4,170,881   $3,699,197   $218,261   $135,146
Ratio of Expenses to Average Net Assets                     0.83%(2)        0.82%        0.80%        0.70%      0.70%      0.70%
Ratio of Net Investment Income to Average Net Assets        5.51%(2)        5.40%        4.42%        5.00%      4.95%      4.94%
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                                   0.85%(2)        0.86%        0.87%        0.79%      0.77%      0.79%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                                 5.49%(2)        5.36%        4.35%        4.91%      4.88%      4.85%
---------------------------------------------------------------------------------------------------------------------------------

(1)Not annualized.

(2)Annualized.

                                                     Fiscal period
                                                        ended
                                                    March 31, 2001                   Fiscal year ended September 30,
CLASS B SHARES                                        (unaudited)        2000         1999         1998        1997       1996
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                  $     1.00      $     1.00   $     1.00   $     1.00   $   1.00   $   1.00
Net Investment Income                                       0.02            0.05         0.04         0.04       0.04       0.04
Dividends (from net investment income)                     (0.02)          (0.05)       (0.04)       (0.04)     (0.04)     (0.04)
                                                      ----------      ----------   ----------   ----------   --------   --------
Net Asset Value, End of Period                        $     1.00      $     1.00   $     1.00   $     1.00   $   1.00   $   1.00
                                                      ==========      ==========   ==========   ==========   ========   ========
Total Return                                                2.46%(1)        4.85%        3.85%        4.37%      4.27%      4.29%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                       $    6,490      $    4,009   $    4,007   $    2,397   $  2,018   $  1,763
Ratio of Expenses to Average Net Assets                     1.48%(2)        1.47%        1.45%        1.45%      1.45%      1.45%
Ratio of Net Investment Income to Average Net Assets        4.84%(2)        4.72%        3.78%        4.29%      4.17%      4.15%
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                                   1.50%(2)        1.51%        1.51%        1.53%      1.52%      1.54%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                        4.82%(2)        4.68%        3.72%        4.21%      4.10%      4.06%
---------------------------------------------------------------------------------------------------------------------------------

(1)Not annualized.

(2)Annualized.

                                                                               Fiscal period
                                                                                   ended
                                                                               March 31, 2001   Fiscal year ended September 30,
CLASS C SHARES                                                                  (unaudited)         2000         1999(1)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                              $  1.00          $  1.00       $  1.00
Net Investment Income                                                                0.02             0.05          0.02
Dividends (from net investment income)                                              (0.02)           (0.05)        (0.02)
                                                                                  -------          -------       -------
Net Asset Value, End of Period                                                    $  1.00          $  1.00       $  1.00
                                                                                  =======          =======       =======
Total Return                                                                         2.46%(3)         4.85%         2.47%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                   $ 1,890          $   371       $   341
Ratio of Expenses to Average Net Assets                                              1.48%(2)         1.46%         1.45%(2)
Ratio of Net Investment Income to Average Net Assets                                 4.85%(2)         4.63%         3.75%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)                          1.50%(2)         1.51%         1.51%(2)
Ratio of Net Investment Income to Average Net Assets (excluding waivers)             4.83%(2)         4.58%         3.69%(2)
---------------------------------------------------------------------------------------------------------------------------------

(1)Class C shares have been offered since February 1, 1999.

(2)Annualized.

(3)Not annualized.

                            21 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS CONTINUED


TAX FREE OBLIGATIONS FUND(1)

                                         Fiscal period
                                             ended                                         Fiscal period
                                           March 31,                                           ended          Fiscal year ended
                                             2001         Fiscal year ended September 30,   November 30,           July 31,
CLASS A SHARES                            (unaudited)      2000       1999       1998(2)       1997(3)        1997         1996
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period       $   1.00      $   1.00    $   1.00    $   1.00      $   1.00       $   1.00    $   1.00
Net Investment Income                          0.02          0.03        0.03        0.02          0.01           0.03        0.03
Dividends (from net investment income)        (0.02)        (0.03)      (0.03)      (0.02)        (0.01)         (0.03)      (0.03)
                                           --------      --------    --------    --------      --------       --------    --------
Net Asset Value, End of Period             $   1.00      $   1.00    $   1.00    $   1.00      $   1.00       $   1.00    $   1.00
                                           ========      ========    ========    ========      ========       ========    ========
Total Return                                   1.60%(5)      3.28%       2.51%       2.45%         0.96%(5)       2.76%       2.81%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)            $318,202      $286,449    $268,626    $247,154      $ 28,662       $ 31,668    $ 30,143
Ratio of Expenses to Average Net Assets        0.75%(4)      0.75%       0.74%       0.70%(4)      0.89%(4)       0.88%       0.89%
Ratio of Net Investment Income to Average
 Net Assets                                    3.16%(4)      3.23%       2.47%       2.84%(4)      2.83%(4)       2.73%       2.78%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                           0.81%(4)      0.81%       0.82%       0.83%(4)      1.23%(4)       1.23%       1.25%
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                3.10%(4)      3.17%       2.39%       2.71%(4)      2.49%(4)       2.38%       2.42%
-----------------------------------------------------------------------------------------------------------------------------------

(1)The financial highlights for Tax Free Obligations Fund include the historical financial highlights of the Qualivest Tax-Free Money Market Fund. The assets of Qualivest Tax-Free Money Market Fund were acquired by Tax Free Obligations Fund on November 25, 1997.

(2)Ten month period from December 1, 1997 to September 30, 1998.

(3)The fund's fiscal year end changed from July 31 to November 30, effective November 30, 1997.

(4)Annualized.

(5)Not annualized.


TREASURY OBLIGATIONS FUND

                                                                 Fiscal period
                                                                    ended
                                                                March 31, 2001         Fiscal year ended September 30,
CLASS A SHARES                                                    (unaudited)         2000           1999        1998(1)
-------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                               $   1.00         $   1.00      $   1.00      $   1.00
Net Investment Income                                                  0.03             0.05          0.04          0.05
Dividends (from net investment income)                                (0.03)           (0.05)        (0.04)        (0.05)
                                                                   --------         --------      --------      --------
Net Asset Value, End of Period                                     $   1.00         $   1.00      $   1.00      $   1.00
                                                                   ========         ========      ========      ========
Total Return                                                           2.72%(3)         5.27%         4.31%         4.54%(3)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $ 77,044         $ 30,506      $ 23,496      $101,749
Ratio of Expenses to Average Net Assets                                0.70%(2)         0.70%         0.70%         0.70%(2)
Ratio of Net Investment Income to Average Net Assets                   5.25%(2)         5.16%         4.24%         4.88%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)            0.76%(2)         0.76%         0.76%         0.76%(2)
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                   5.19%(2)         5.10%         4.18%         4.82%(2)
-------------------------------------------------------------------------------------------------------------------------


(1)Class A shares have been offered since November 3, 1997.

(2)Annualized.

(3)Not annualized.

                            22 PROSPECTUS - First American Money Market Funds
                                            Class A, Class B, and Class C Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information, and annual and semiannual reports, and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

You can obtain a free copy of the fund's SAI and/or free copies of the fund's most recent annual or semiannual reports by calling Investor Services at 1-800-677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC which is located in Milwaukee, WI 53202 and is not an affiliate of the investment advisor.

PROMMR 9/01

SEC file number: 811-05309


[LOGO] FIRST AMERICAN FUNDS

[LOGO] FIRST AMERICAN FUNDS                SEPTEMBER 24, 2001



                                           PROSPECTUS

                                           FIRST AMERICAN FUNDS, INC.


                                           ASSET CLASS - MONEY MARKET FUNDS




                               MONEY MARKET
                                      FUNDS
                             CLASS Y SHARES



                                           GOVERNMENT OBLIGATIONS FUND
                                           OHIO TAX FREE OBLIGATIONS FUND
                                           PRIME OBLIGATIONS FUND
                                           TAX FREE OBLIGATIONS FUND
                                           TREASURY OBLIGATIONS FUND








                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THESE FUNDS, OR DETERMINED
                                           IF THE INFORMATION IN THIS
                                           PROSPECTUS IS ACCURATE OR COMPLETE.
                                           ANY STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

TABLE OF
CONTENTS



FUND SUMMARIES
--------------------------------------------------------------------------------
         Government Obligations Fund                               2
--------------------------------------------------------------------------------
         Ohio Tax Free Obligations Fund                            4
--------------------------------------------------------------------------------
         Prime Obligations Fund                                    6
--------------------------------------------------------------------------------
         Tax Free Obligations Fund                                 8
--------------------------------------------------------------------------------
         Treasury Obligations Fund                                10
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
         Buying and Selling Shares                                12
--------------------------------------------------------------------------------
         Managing Your Investment                                 13
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
         Management                                               14
--------------------------------------------------------------------------------
         More About The Funds                                     15
--------------------------------------------------------------------------------
         Financial Highlights                                     16
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                      Back Cover
--------------------------------------------------------------------------------

FUND SUMMARIES

INTRODUCTION



Introduction This section of the prospectus describes the objectives of certain First American Money Market Funds, summarizes the main investment strategies used by the funds in trying to achieve their objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                1 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

FUND SUMMARIES

GOVERNMENT OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                2 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

FUND SUMMARIES

GOVERNMENT OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

5.56%   3.34%   2.89%   4.00%   5.69%   5.13%   5.26%   5.15%   4.77%   6.05%
--------------------------------------------------------------------------------
1991    1992    1993    1994    1995    1996    1997    1998    1999    2000

Best Quarter:       Quarter ending   December 31, 2000       1.56%
Worst Quarter:      Quarter ending   June 30, 1993           0.71%

AVERAGE ANNUAL TOTAL RETURNS            Inception
AS OF 12/31/00                               Date    One Year   Five Years    Ten Years
---------------------------------------------------------------------------------------
Government Obligations Fund                3/1/90       6.05%        5.27%        4.78%
---------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 2.37%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                           0.35%
Distribution and Service (12b-1) Fees                                      None
Other Expenses                                                            0.15%
Total Gross Fees                                                          0.50%
Waiver of Fund Expenses(2)                                               (0.03)%
TOTAL ANNUAL OPERATING EXPENSES(2)                                        0.47%
--------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.47%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers. Prior to October 1, 2001, the advisor voluntarily waived fees so that Total Annual Fund Operating Expenses did not exceed 0.45%.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $ 48
 3 years                                                                    $157
 5 years                                                                    $277
10 years                                                                    $625

                                3 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

FUND SUMMARIES

OHIO TAX FREE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Ohio Tax Free Obligations Fund seeks maximum current income that is exempt from federal income tax and Ohio state and municipal income tax to the extent consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Ohio Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal and Ohio state and municipal income tax, including the federal alternative minimum tax. The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

o Because the fund invests primarily in municipal securities issued by the state of Ohio and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class Y shares have not been offered for a full calendar year, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. Class Y and Class A shares are invested in the same portfolio of securities, but Class Y share returns will be higher because the shares have lower operating expenses.

                                4 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

FUND SUMMARIES

OHIO TAX FREE OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1),(2)

[BAR CHART]

2.85%     2.69%     3.37%
--------------------------------------------------------------------------------
1998      1999      2000

Best Quarter:       Quarter ending   March 31, 1991      0.88%
Worst Quarter:      Quarter ending   June 30, 1993       0.62%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                   Since
AS OF 12/31/00(2)                                       Date    One Year   Inception
-------------------------------------------------------------------------------------
Ohio Tax Free Obligations Fund (Class A)             12/2/97       3.37%       2.97%
-------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 1.30%.

(2)On 9/25/01, the Ohio Tax Free Obligations Fund became the successor by merger to the Firstar Ohio Tax-Exempt Money Market Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/25/01 represents that of the Firstar Ohio Tax-Exempt Money Market Fund. The Firstar Ohio Tax-Exempt Money Market Fund was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                           0.35%
Distribution and Service (12b-1) Fees                                      None
Other Expenses                                                            0.15%
Total Gross Fees                                                          0.50%
Waiver of Fund Expenses(2)                                               (0.03)%
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                   0.47%
--------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.47%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $ 48
 3 years                                                                    $157
 5 years                                                                    $277
10 years                                                                    $625

                                5 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

FUND SUMMARIES

PRIME OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities.

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances).

o        commercial paper.

o        non-convertible corporate debt securities.

o        loan participation interests.

o        repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                6 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

FUND SUMMARIES

PRIME OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

5.86%   3.54%   2.99%   4.08%   5.78%   5.23%   5.39%   5.32%   4.96%   6.16%
--------------------------------------------------------------------------------
1991    1992    1993    1994    1995    1996    1997    1998    1999    2000

Best Quarter:       Quarter ending   March 31, 1991      1.65%
Worst Quarter:      Quarter ending   June 30, 1993       0.73%

AVERAGE ANNUAL TOTAL RETURNS           Inception
AS OF 12/31/00                              Date    One Year   Five Years    Ten Years
---------------------------------------------------------------------------------------
Prime Obligations Fund                    3/1/90       6.16%        5.41%        4.93%
---------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 2.45%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                           0.35%
Distribution and Service (12b-1) Fees                                      None
Other Expenses                                                            0.15%
Total Gross Fees                                                          0.50%
Waiver of Fund Expenses(2)                                               (0.02)%
TOTAL ANNUAL OPERATING EXPENSES(2)                                        0.48%
--------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.48%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers. Prior to October 1, 2001, the advisor voluntarily waived fees so that Total Annual Fund Operating Expenses did not exceed 0.47%.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $ 49
 3 years                                                                    $158
 5 years                                                                    $278
10 years                                                                    $626

                                7 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

FUND SUMMARIES

TAX FREE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                8 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

FUND SUMMARIES

TAX FREE OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

3.06%     3.26%     3.12%     2.90%     3.77%
--------------------------------------------------------------------------------
1996      1997      1998      1999      2000

Best Quarter:       Quarter ending   December 31, 2000       0.99%
Worst Quarter:      Quarter ending   March 31, 1999          0.63%

AVERAGE ANNUAL TOTAL RETURNS           Inception                                Since
AS OF 12/31/00(2)                           Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------------
Tax Free Obligations Fund                 1/9/95       3.77%        3.22%       3.25%
--------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 1.49%.

(2)Performance prior to 11/25/97 is that of Qualivest Tax-Free Money Market
Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                           0.35%
Distribution and Service (12b-1) Fees                                      None
Other Expenses                                                            0.14%
Total Gross Fees                                                          0.49%
Waiver of Fund Expenses(2)                                               (0.02)%
TOTAL ANNUAL OPERATING EXPENSES(2)                                        0.47%
--------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.47%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers. Prior to October 1, 2001, the advisor voluntarily waived fees so that Total Annual Fund Operating Expenses did not exceed 0.45%.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $ 48
 3 years                                                                    $155
 5 years                                                                    $272
10 years                                                                    $614

                                9 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

FUND SUMMARIES

TREASURY OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                               10 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

FUND SUMMARIES

TREASURY OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

5.05%     5.20%     5.10%     4.64%     5.85%
--------------------------------------------------------------------------------
1996      1997      1998      1999      2000

Best Quarter:       Quarter ending   December 31, 1997       1.31%
Worst Quarter:      Quarter ending   March 31, 1999          1.09%

AVERAGE ANNUAL TOTAL RETURNS           Inception                                Since
AS OF 12/31/00                              Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------------
Treasury Obligations Fund                1/24/95       5.85%        5.17%       5.23%
--------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 2.29%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.
--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                           0.35%
Distribution and Service (12b-1) Fees                                      None
Other Expenses                                                            0.14%
Total Gross Fees                                                          0.49%
Waiver of Fund Expenses(2)                                               (0.02)%
TOTAL ANNUAL OPERATING EXPENSES(2)                                        0.47%
--------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.47%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers. Prior to October 1, 2001, the advisor voluntarily waived fees so that Total Annual Fund Operating Expenses did not exceed 0.45%.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $ 48
 3 years                                                                    $155
 5 years                                                                    $272
10 years                                                                    $614

                               11 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

POLICIES & SERVICES

BUYING AND SELLING SHARES

Class Y shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor and that hold the shares in an omnibus account with the transfer agent. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. To find out whether you may purchase Class Y shares, contact your financial institution.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange and federally chartered banks are open. As discussed below, your order must be received by the funds by 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, in order for shares to be priced at that day's NAV.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. Each fund's net asset value is normally expected to be $1 per share.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold on days when the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may also be restricted in the event of an early or unscheduled close of the NYSE.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

FIRSTAR BANK, N.A.
ABA NUMBER: 0420-00013
ACCOUNT NUMBER: 112-952-137
CREDIT TO: FIRST AMERICAN (NAME OF FUND, INVESTOR NAME AND INVESTOR ACCOUNT #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased or sold at that day's price, the funds must receive purchase orders or redemption requests by 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund. It is the responsibility of your financial institution to promptly transmit orders to the funds. In addition, a purchase order will be effective on the day given only if the funds' custodian receives payment by wire before the close of business.

If the fund receives a redemption request by the time specified above, payment will generally be made the same day by transfer of federal funds. Otherwise, payment will generally be made on the next business day.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds. Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditor's report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 1-800-677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

                               12 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

POLICIES & SERVICES

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared daily and paid monthly. You will receive dividends starting on the day which you paid for your shares. You will not receive a dividend for the day on which you sell shares.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

Tax Free Obligations Fund and Ohio Tax Free Obligations Fund intend to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal tax. However, although they have no current intention of doing so, each fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.

OHIO INCOME TAXATION. Dividends paid by the Ohio Tax Free Obligations Fund will be exempt from Ohio income taxes for individuals, estates, trusts, and will not be included in the "net income" of corporations for purposes of the Ohio corporate franchise tax, to the extent they are derived from interest on Ohio municipal obligations.

                               13 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

ADDITIONAL INFORMATION

MANAGEMENT

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of June 1, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliates had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Piper Jaffray Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, (1) for the funds' most recently completed fiscal year(s) and (2) for the funds, based on current advisory fees, effective October 1, 2001.

                                                         Advisory fee as a % of
                                                        average daily net assets
                                                            (1)          (2)
--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND                                0.34%        0.33%
OHIO TAX FREE OBLIGATIONS FUND(1)                          0.35%        0.33%
PRIME OBLIGATIONS FUND                                     0.36%        0.33%
TAX FREE OBLIGATIONS FUND                                  0.34%        0.33%
TREASURY OBLIGATIONS FUND                                  0.34%        0.33%
--------------------------------------------------------------------------------

(1)This fund was not advised by the investment advisor during the fiscal year ended September 30, 2000. The contractual advisory fee rate is 0.35% for the current fiscal year.

DIRECT CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. BOX 1330
MINNEAPOLIS, MINNESOTA 55440-1330

INVESTMENT ADVISOR

U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.
601 SECOND AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55402

DISTRIBUTOR

QUASAR DISTRIBUTORS, LLC
615 E. MICHIGAN STREET
MILWAUKEE, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Piper Jaffray Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Piper Jaffray Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Piper Jaffray Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. Effective October 1, 2001, U.S. Bank will be paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. Previously, U.S. Bank received fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. Effective October 1, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliate, Firstar Mutual Fund Services (Co-Administrators), will begin providing or compensating others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc, First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds. Prior to October 1, 2001, U.S. Bank served as administrator, providing the same services to the funds.

DISTRIBUTION SERVICES. Effective October 1, 2001, Quasar Distributors, LLC, an affiliate of U.S. Bancorp Piper Jaffray Asset Management, will begin serving as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds. Prior to the change, SEI Investments Distribution Co. served as distributor of the funds.

SECURITIES LENDING SERVICES. In connection with lending its portfolio securities, Government Obligations Fund pays administrative and custodial fees to U.S. Bank which are equal to 40% of the fund's income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Piper Jaffray Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT

Each fund's investments are managed by a team of persons associated with U.S. Bancorp Piper Jaffray Asset Management.

                               14 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

ADDITIONAL INFORMATION

MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-677-FUND.

In addition to the securities specified in the "Fund Summaries" section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including money market funds advised by U.S. Bank.

--------------------------------------------------------------------------------
INVESTMENT APPROACH

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of each fund's investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds' advisor to present minimal credit risks.

When selecting securities for the funds, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

--------------------------------------------------------------------------------
INVESTMENT RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF GOVERNMENT OBLIGATIONS FUND

RISKS OF SECURITIES LENDING

When Government Obligations Fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund's advisor has determined are creditworthy under guidelines established by the fund's board of directors.

                               15 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class Y shares of each fund. No information is presented for Ohio Tax Free Obligations Fund as Class Y shares of the fund were not offered prior to the date of this prospectus. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period that the fund or class of shares has been in operation. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information for the fiscal years ended September 30, 2000, and September 30, 1999, has been derived from financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal periods ended on or before September 30, 1998, has been audited by other auditors.


GOVERNMENT OBLIGATIONS FUND

                                                        Fiscal period
                                                            ended
                                                        March 31, 2001                 Fiscal year ended September 30,
                                                          (unaudited)       2000        1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                      $     1.00     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
Net Investment Income                                           0.03           0.06        0.05        0.05        0.05        0.05
Dividends (from net investment income)                         (0.03)         (0.06)      (0.05)      (0.05)      (0.05)      (0.05)
                                                          ----------     ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period                            $     1.00     $     1.00       $1.00       $1.00  $     1.00  $     1.00
                                                          ==========     ==========  ==========  ==========  ==========  ==========
Total Return                                                    2.90%(1)       5.75%       4.67%       5.30%       5.20%       5.24%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                           $  918,849     $  937,230  $  938,897  $1,000,043  $  946,196  $  777,594
Ratio of Expenses to Average Net Assets                         0.45%(2)       0.45%       0.45%       0.45%       0.45%       0.45%
Ratio of Net Investment Income to Average Net Assets            5.73%(2)       5.59%       4.57%       5.18%       5.07%       5.10%
Ratio of Expenses to Average Net Assets (excluding waivers)     0.51%(2)       0.51%       0.52%       0.52%       0.52%       0.54%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                            5.67%(2)       5.53%       4.50%       5.11%       5.00%       5.01%
-----------------------------------------------------------------------------------------------------------------------------------

(1)Not annualized.

(2)Annualized.


PRIME OBLIGATIONS FUND

                                                         Fiscal period
                                                             ended
                                                         March 31, 2001               Fiscal year ended September 30,
                                                           (unaudited)      2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                      $     1.00     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
Net Investment Income                                           0.03           0.06        0.05        0.05        0.05        0.05
Dividends (from net investment income)                         (0.03)         (0.06)      (0.05)      (0.05)      (0.05)      (0.05)
                                                          ----------     ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period                                 $1.00     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                                          ==========     ==========  ==========  ==========  ==========  ==========
Total Return                                                    2.97%(1)       5.90%       4.89%       5.42%       5.32%       5.34%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                           $6,939,047     $6,431,029  $6,228,207  $5,445,685  $3,615,873  $3,166,213
Ratio of Expenses to Average Net Assets                         0.48%(2)       0.47%       0.45%       0.45%       0.45%       0.45%
Ratio of Net Investment Income to Average Net Assets            5.87%(2)       5.75%       4.78%       5.28%       5.19%       5.20%
Ratio of Expenses to Average Net Assets (excluding waivers)     0.50%(2)       0.51%       0.51%       0.53%       0.52%       0.54%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                            5.85%(2)       5.71%       4.72%       5.20%       5.12%       5.11%
------------------------------------------------------------------------------------------------------------------------------------

(1)Not annualized.

(2)Annualized.

                               16 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS CONTINUED


TAX FREE OBLIGATIONS FUND(1)

                                            Fiscal period                                         Fiscal year
                                                ended                                                ended       Fiscal year ended
                                            March 31, 2001    Fiscal year ended September 30,     November 30,        July 31,
                                             (unaudited)       2000        1999       1998(2)       1997(5)       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period           $   1.00      $   1.00    $   1.00    $   1.00      $   1.00     $   1.00   $   1.00
Net Investment Income                              0.02          0.04        0.03        0.03          0.01         0.03       0.03
Dividends (from net investment income)            (0.02)        (0.04)      (0.03)      (0.03)        (0.01)       (0.03)     (0.03)
                                               --------      --------    --------    --------      --------     --------   --------
Net Asset Value, End of Period                 $   1.00      $   1.00    $   1.00    $   1.00      $   1.00     $   1.00   $   1.00
                                               ========      ========    ========    ========      ========     ========   ========
Total Return                                       1.74%(4)      3.59%       2.82%       2.67%(4)      1.08%(4)     3.17%      3.22%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                $422,063      $375,891    $338,490    $272,995      $ 10,703     $  9,137   $  3,895
Ratio of Expenses to Average Net Assets            0.45%(3)      0.45%       0.45%       0.45%(3)      0.64%(3)     0.48%      0.41%
Ratio of Net Investment Income to Average Net
 Assets                                            3.45%(3)      3.53%       2.75%       3.13%(3)      3.09%(3)     3.13%      2.92%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                               0.51%(3)      0.51%       0.52%       0.58%(3)      0.97%(3)     0.83%      0.79%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                        3.39%(3)      3.47%       2.68%       3.00%(3)      2.76%(3)     2.78%      2.54%
------------------------------------------------------------------------------------------------------------------------------------

(1)The financial highlights for Tax Free Obligations Fund include the historical financial highlights of the Qualivest Tax-Free Money Market Fund. The assets of Qualivest Tax-Free Money Market Fund were acquired by Tax Free Obligations Fund on November 25, 1997. In connection with such acquisition, Qualivest Class Y and Class Q shares were exchanged for Class Y shares of Tax Free Obligations Fund.

(2)For the period December 1, 1997 to September 30, 1998. The fund's fiscal year end changed from November 30 to September 30, effective September 30, 1998.

(3)Annualized.

(4)Not annualized.

(5)For the period August 1, 1997 to November 30, 1997. The fund's fiscal year end changed from July 31 to November 30, effective November 30, 1997.


TREASURY OBLIGATIONS FUND

                                                   Fiscal period
                                                       ended
                                                   March 31, 2001                   Fiscal year ended September 30,
                                                     (unaudited)        2000          1999        1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                 $     1.00     $     1.00     $     1.00  $     1.00   $     1.00   $     1.00
Net Investment Income                                      0.03           0.05           0.05        0.05         0.05         0.05
Dividends (from net investment income)                    (0.03)         (0.05)         (0.05)      (0.05)       (0.05)       (0.05)
                                                     ----------     ----------     ----------  ----------   ----------   ----------
Net Asset Value, End of Period                       $     1.00     $     1.00     $     1.00  $     1.00   $     1.00   $     1.00
                                                     ==========     ==========     ==========  ==========   ==========   ==========
Total Return                                               2.84%(1)       5.53%          4.57%       5.26%        5.14%        5.15%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                      $2,223,243     $2,065,655     $2,620,803  $1,803,608   $  897,797   $  317,392
Ratio of Expenses to Average Net Assets                    0.45%(2)       0.45%          0.45%       0.45%        0.45%        0.45%
Ratio of Net Investment Income to Average Net Assets       5.66%(2)       5.39%          4.49%       5.13%        5.03%        5.00%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                       0.51%(2)       0.51%          0.51%       0.51%        0.53%        0.55%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                       5.60%(2)       5.33%          4.43%       5.07%        4.95%        4.90%
------------------------------------------------------------------------------------------------------------------------------------

(1)Not annualized.

(2)Annualized.

                               17 PROSPECTUS - First American Money Market Funds
                                               Class Y Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROMMY 9/01

SEC file number: 811-05309


[LOGO] FIRST AMERICAN FUNDS

[LOGO] FIRST AMERICAN FUNDS                 SEPTEMBER 24, 2001



                                            PROSPECTUS

                                            FIRST AMERICAN FUNDS, INC.


                                            ASSET CLASS -- MONEY MARKET FUNDS



                                MONEY MARKET
                                       FUNDS
                              CLASS S SHARES


                                            GOVERNMENT OBLIGATIONS FUND
                                            OHIO TAX FREE OBLIGATIONS FUND
                                            PRIME OBLIGATIONS FUND
                                            TAX FREE OBLIGATIONS FUND
                                            TREASURY OBLIGATIONS FUND







                                            AS WITH ALL MUTUAL FUNDS, THE
                                            SECURITIES AND EXCHANGE COMMISSION
                                            HAS NOT APPROVED OR DISAPPROVED THE
                                            SHARES OF THESE FUNDS, OR DETERMINED
                                            IF THE INFORMATION IN THIS
                                            PROSPECTUS IS ACCURATE OR COMPLETE.
                                            ANY STATEMENT TO THE CONTRARY IS A
                                            CRIMINAL OFFENSE.

TABLE OF
CONTENTS



FUND SUMMARIES
--------------------------------------------------------------------------------
         Government Obligations Fund                               2
--------------------------------------------------------------------------------
         Ohio Tax Free Obligations Fund                            4
--------------------------------------------------------------------------------
         Prime Obligations Fund                                    6
--------------------------------------------------------------------------------
         Tax Free Obligations Fund                                 8
--------------------------------------------------------------------------------
         Treasury Obligations Fund                                10
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
         Buying and Selling Shares                                12
--------------------------------------------------------------------------------
         Managing Your Investment                                 13
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
         Management                                               14
--------------------------------------------------------------------------------
         More About The Funds                                     15
--------------------------------------------------------------------------------
         Financial Highlights                                     16
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                      Back Cover
--------------------------------------------------------------------------------

FUND SUMMARIES

INTRODUCTION



This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


                                1 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

FUND SUMMARY

GOVERNMENT OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class S shares have not been offered prior to the date of this prospectus, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. The classes will have substantially similar returns, because they are invested in the same portfolio of securities and have similar operating expenses.

                                2 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

FUND SUMMARIES

GOVERNMENT OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)

[BAR CHART]

 4.45%      5.73%
--------------------------------------------------------------------------------
 1999       2000

Best Quarter:       Quarter ending   December 31, 2000       1.48%
Worst Quarter:      Quarter ending   June 30, 1999           1.04%

AVERAGE ANNUAL TOTAL RETURNS                 Inception                                Since
AS OF 12/31/00                                    Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------------------
Government Obligations Fund (Class A)          4/29/98       5.73%        4.96%       4.69%
--------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 2.22%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

-------------------------------------------------------------------------------
SHAREHOLDER FEES
-------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
-------------------------------------------------------------------------------
Management Fees                                                           0.35%
Distribution and Service (12b-1) Fees                                      None
Other Expenses
  Shareholder Servicing Fee                                               0.25%
  Miscellaneous                                                           0.21%
Total Gross Fees                                                          0.81%
Waiver of Fund Expenses(2)                                               (0.02)%
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                   0.79%
-------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.79%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $81
 3 years                                                                    $257
 5 years                                                                    $448
10 years                                                                  $1,000

                                3 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

FUND SUMMARIES

OHIO TAX FREE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Ohio Tax Free Obligations Fund seeks maximum current income that is exempt from federal income tax and Ohio state and municipal income tax to the extent consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Ohio Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal and Ohio state and municipal income tax, including the federal alternative minimum tax. The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

o Because the fund invests primarily in municipal securities issued by the state of Ohio and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class S shares have not been offered prior to the date of this prospectus, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. The classes will have substantially similar returns because they are invested in the same portfolio of securities and have similar operating expenses.

                                4 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

FUND SUMMARIES

OHIO TAX FREE OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1),(2)

[BAR CHART]

 2.85%       2.69%        3.37%
--------------------------------------------------------------------------------
 1998        1999         2000

Best Quarter:       Quarter ending   March 31, 1991      0.88%
Worst Quarter:      Quarter ending   June 30, 1993       0.62%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                   Since
AS OF 12/31/00(2)                                       Date    One Year   Inception
-------------------------------------------------------------------------------------
Ohio Tax Free Obligations Fund (Class A)             12/2/97       3.37%       2.97%
-------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 1.30%.

(2)On 9/25/01, the Ohio Tax Free Obligations Fund became the successor by merger to the Firstar Ohio Tax-Exempt Money Market Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/25/01 represents that of the Firstar Ohio Tax-Exempt Money Market Fund. The Firstar Ohio Tax-Exempt Money Market Fund was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                           0.35%
Distribution and Service (12b-1) Fees                                      None
Other Expenses
  Shareholder Servicing Fee                                               0.25%
  Miscellaneous                                                           0.22%
Total Gross Fees                                                          0.82%
Waiver of Fund Expenses(2)                                               (0.03)%
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                   0.79%
--------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.79%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $81
 3 years                                                                    $259
 5 years                                                                    $452
10 years                                                                  $1,011

                                5 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

FUND SUMMARIES

PRIME OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities.

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances).

o        commercial paper.

o        non-convertible corporate debt securities.

o        loan participation interests.

o        repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class S shares have not been offered prior to the date of this prospectus, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. The classes will have substantially similar returns, because they are invested in the same portfolio of securities and have similar operating expenses.

                                6 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

FUND SUMMARIES

PRIME OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)

[BAR CHART]

4.97%           5.12%           5.04%           4.57%           5.79%
--------------------------------------------------------------------------------
1996            1997            1998            1999            2000

Best Quarter:       Quarter ending   December 31, 2000       1.49%
Worst Quarter:      Quarter ending   June 30, 1999           1.05%

AVERAGE ANNUAL TOTAL RETURNS              Inception                                Since
AS OF 12/31/00                                 Date    One Year   Five Years   Inception
-----------------------------------------------------------------------------------------
Prime Obligations Fund (Class A)            1/21/95       5.79%        5.10%       5.16%
-----------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 2.28%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                           0.35%
Distribution and Service (12b-1) Fees                                      None
Other Expenses
  Shareholder Servicing Fee                                               0.25%
  Miscellaneous                                                           0.21%
Total Gross Fees                                                          0.81%
Waiver of Fund Expenses(2)                                               (0.02)%
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                   0.79%
--------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.79%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $81
 3 years                                                                    $257
 5 years                                                                    $448
10 years                                                                  $1,000

                                7 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

FUND SUMMARIES

TAX FREE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class S shares have not been offered prior to the date of this prospectus, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. The classes will have substantially similar returns, because they are invested in the same portfolio of securities and have similar operating expenses.

                                8 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

FUND SUMMARIES

TAX FREE OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1),(2)

[BAR CHART]

2.65%           2.87%           2.85%           2.59%           3.46%
--------------------------------------------------------------------------------
1996            1997            1998            1999            2000

Best Quarter:       Quarter ending   June 30, 2000       0.92%
Worst Quarter:      Quarter ending   March 31, 1999      0.56%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                   Since
AS OF 12/31/00(2)                                       Date    One Year   Inception
-------------------------------------------------------------------------------------
Tax Free Obligations Fund (Class A)                  1/21/95       3.46%       2.91%
-------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 1.35%.

(2)Performance prior to 11/25/97 for Class A shares is that of Qualivest Tax-Free Money Market Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                           0.35%
Distribution and Service (12b-1) Fees                                      None
Other Expenses
  Shareholder Servicing Fee                                               0.25%
  Miscellaneous                                                           0.21%
Total Gross Fees                                                          0.81%
Waiver of Fund Expenses(2)                                               (0.02)%
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                   0.79%
--------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.79%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $81
 3 years                                                                    $257
 5 years                                                                    $448
10 years                                                                  $1,000

                                9 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

FUND SUMMARIES

TREASURY OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class S shares have not been offered prior to the date of this prospectus, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. The classes will have substantially similar returns, because they are invested in the same portfolio of securities and have similar operating expenses.

                               10 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

FUND SUMMARIES

TREASURY OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)

[BAR CHART]

4.84%           4.38%           5.60%
--------------------------------------------------------------------------------
1998            1999            2000

Best Quarter:       Quarter ending   December 31, 2000       1.47%
Worst Quarter:      Quarter ending   March 31, 1999          1.02%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                   Since
AS OF 12/31/00                                          Date    One Year   Inception
-------------------------------------------------------------------------------------
Treasury Obligations Fund (Class A)                  11/3/97       5.60%       4.63%
-------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 2.17%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                           0.35%
Distribution and Service (12b-1) Fees                                      None
Other Expenses
  Shareholder Servicing Fee                                               0.25%
  Miscellaneous                                                           0.21%
Total Gross Fees                                                          0.81%
Waiver of Fund Expenses(2)                                               (0.02)%
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                   0.79%
--------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.79%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                      $81
 3 years                                                                    $257
 5 years                                                                    $448
10 years                                                                  $1,000

                               11 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

POLICIES & SERVICES

BUYING AND SELLING SHARES

Class S shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor. Class S shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. Class S shares are typically held in an omnibus account with the transfer agent. To find out whether you may purchase Class S shares, contact your financial institution.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open. As discussed below, your order must be received by the funds by 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, in order for shares to be priced at that day's NAV.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. Each fund's net asset value is normally expected to be $1 per share.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold on any day when the New York Stock Exchange (NYSE) is open. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

FIRSTAR BANK, N.A.
ABA NUMBER: 0420-00013
ACCOUNT NUMBER: 112-952-137
CREDIT TO: FIRST AMERICAN (NAME OF FUND, INVESTOR NAME AND INVESTOR ACCOUNT #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased or sold at that day's price, the funds must receive purchase orders or redemption requests by 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund. It is the responsibility of your financial institution to promptly transmit orders to the funds. In addition, a purchase order will be effective on the day given only if the funds' custodian receives payment by wire before the close of business. Purchases and sales of shares may also be restricted in the event of an early or unscheduled close of the NYSE.

If the fund receives a redemption request by the time specified above, payment will generally be made the same day by transfer of federal funds. Otherwise, payment will generally be made on the next business day.

--------------------------------------------------------------------------------
COMPENSATION PAID TO FINANCIAL INSTITUTIONS

Each fund pays the distributor an annual shareholder servicing fee equal to 0.25% of the fund's average daily net assets to compensate the distributor for providing services to shareholders. The distributor may use this fee to compensate your financial institution for providing ongoing services to your account. The advisor, the administrator or the distributor may pay additional fees to financial institutions, using their own assets, in exchange for sales and/or administrative services performed on behalf of the financial institution's customers.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class S shares of another First American fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class S shares, for example, if you decide to discontinue your fiduciary, agency or custodian account, you may exchange your shares for Class A shares at net asset value.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 9:00 a.m. Central time for Ohio Tax Free Obligations Fund, by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

                               12 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

POLICIES & SERVICES

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 1-800-677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared daily and paid monthly. You will receive dividends starting on the day which you paid for your shares. You will not receive a dividend for the day on which you sell shares.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

Tax Free Obligations Fund and Ohio Tax Free Obligations Fund intend to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal tax. However, although they have no current intention of doing so, each fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.

OHIO INCOME TAXATION. Dividends paid by Ohio Tax Free Obligations Fund will be exempt from Ohio income taxes for individuals, estates, trusts, and will not be included in the "net income" of corporations for purposes of the Ohio corporate franchise tax, to the extent they are derived from interest on Ohio municipal obligations.

                               13 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

ADDITIONAL INFORMATION

MANAGEMENT

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the funds' investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of June 1, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliates had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Piper Jaffray Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, (1) for the funds' most recently completed fiscal year(s) and (2) for the funds, based on current advisory fees, effective October 1, 2001.

                                            Advisory fee as a % of
                                           average daily net assets
                                              (1)         (2)
--------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND                  0.34%       0.33%
OHIO TAX FREE OBLIGATIONS FUND(1)            0.35%       0.33%
PRIME OBLIGATIONS FUND                       0.36%       0.33%
TAX FREE OBLIGATIONS FUND                    0.34%       0.33%
TREASURY OBLIGATIONS FUND                    0.34%       0.33%
--------------------------------------------------------------

(1)This fund was not advised by the investment advisor during the fiscal year ended September 30, 2000. The contractual advisory fee rate is 0.35% for the current fiscal year.

DIRECT ALL CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. BOX 1330
MINNEAPOLIS, MN 55440-1330

INVESTMENT ADVISOR

U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.
601 SECOND AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55402

DISTRIBUTOR

QUASAR DISTRIBUTORS, LLC
615 E. MICHIGAN STREET
MILWAUKEE, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Piper Jaffray Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bancorp Piper Jaffray Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Piper Jaffray Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. Effective October 1, 2001, U.S. Bank will be paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. Previously, U.S. Bank received fees equal on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. Effective October 1, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliate, Firstar Mutual Fund Services (Co-Administrators), will begin providing or compensating others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds. Prior to October 1, 2001, U.S. Bank served as administrator, providing the same services to the funds.

DISTRIBUTION SERVICES. Effective October 1, 2001, Quasar Distributors, LLC, an affiliate of U.S. Bancorp Piper Jaffray Asset Management, will begin serving as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds. Prior to the change, SEI Investments Distribution Co. served as distributor of the funds.

SECURITIES LENDING SERVICES. In connection with lending its portfolio securities, Government Obligations Fund pays administrative and custodial fees to U.S. Bank which are equal to 40% of the fund's income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Piper Jaffray Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT

Each fund's investments are managed by a team of persons associated with U.S. Bancorp Piper Jaffray Asset Management.

                               14 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

ADDITIONAL INFORMATION

MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-677-FUND.

In addition to the securities specified in the "Fund Summaries" section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including money market funds advised by the funds' investment advisor.

--------------------------------------------------------------------------------
INVESTMENT APPROACH

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of each fund's investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds' advisor to present minimal credit risks.

When selecting securities for the funds, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

--------------------------------------------------------------------------------
INVESTMENT RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF GOVERNMENT OBLIGATIONS FUND

RISKS OF SECURITIES LENDING

When Government Obligations Fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund's advisor has determined are creditworthy under guidelines established by the fund's board of directors.

                               15 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The table below presents unaudited performance information about the Class S shares of Ohio Tax Free Obligations Fund. This information is intended to help you understand the fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information may reflect financial results for a single fund share. Total returns in the table represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.


OHIO TAX FREE OBLIGATIONS FUND

                                                                                  Fiscal period
                                                                               December 11, 2000(1)
                                                                                     through
                                                                                  April 30, 2001
                                                                                   (unaudited)
---------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                  $ 1.00
         Net Investment Income                                                           .01
         Dividends (from net investment income)                                        (0.01)
                                                                                      ------
         Net Asset Value, End of Period                                               $ 1.00
                                                                                      ======
Total Return                                                                            1.10%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                      $70,657
Ratio of Expenses to Average Net Assets                                                 0.79%(2)
Ratio of Net Investment Income to Average Net Assets                                    2.96%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)                             0.86%(2)
Ratio of Net Investment Income to Average Net Assets (excluding waivers)                2.89%(2)
---------------------------------------------------------------------------------------------------

(1)Commencement of operations.

(2)Annualized.

                               16 PROSPECTUS - First American Money Market Funds
                                               Class S Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PRORESERVA 9/01

SEC file number: 811-03313


[LOGO] FIRST AMERICAN FUNDS

[LOGO] FIRST AMERICAN FUNDS                SEPTEMBER 24, 2001



                                           PROSPECTUS

                                           FIRST AMERICAN FUNDS, INC.


                                           ASSET CLASS - MONEY MARKET FUNDS


                               MONEY MARKET
                                      FUNDS
                             CLASS D SHARES



                                           GOVERNMENT OBLIGATIONS FUND
                                           PRIME OBLIGATIONS FUND
                                           TAX FREE OBLIGATIONS FUND
                                           TREASURY OBLIGATIONS FUND







                                            AS WITH ALL MUTUAL FUNDS, THE
                                            SECURITIES AND EXCHANGE COMMISSION
                                            HAS NOT APPROVED OR DISAPPROVED THE
                                            SHARES OF THESE FUNDS, OR DETERMINED
                                            IF THE INFORMATION IN THIS
                                            PROSPECTUS IS ACCURATE OR COMPLETE.
                                            ANY STATEMENT TO THE CONTRARY IS A
                                            CRIMINAL OFFENSE.

TABLE OF CONTENTS

FUND SUMMARIES
--------------------------------------------------------------------------------
         Government Obligations Fund                             2
--------------------------------------------------------------------------------
         Prime Obligations Fund                                  4
--------------------------------------------------------------------------------
         Tax Free Obligations Fund                               6
--------------------------------------------------------------------------------
         Treasury Obligations Fund                               8
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
         Buying and Selling Shares                              10
--------------------------------------------------------------------------------
         Managing Your Investment                               11
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
         Management                                             12
--------------------------------------------------------------------------------
         More About The Funds                                   13
--------------------------------------------------------------------------------
         Financial Highlights                                   14
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                    Back Cover
--------------------------------------------------------------------------------

FUND SUMMARIES

INTRODUCTION



This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the main investment strategies used by each fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                1 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

FUND SUMMARIES

GOVERNMENT OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                2 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

FUND SUMMARIES

GOVERNMENT OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

4.97%              5.10%              4.99%             4.61%              5.90%
--------------------------------------------------------------------------------
1996               1997               1998              1999               2000

Best Quarter:       Quarter ending   December 31, 2000       Total Return  1.52%
Worst Quarter:      Quarter ending   June 30, 1999           Total Return  1.07%

AVERAGE ANNUAL TOTAL RETURNS               Inception                                Since
AS OF 12/31/00                                  Date    One Year   Five Years   Inception
------------------------------------------------------------------------------------------
Government Obligations Fund                  1/21/95       5.90%        5.11%       5.18%
------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 2.29%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                           0.35%
Distribution and Service (12b-1) Fees                                     0.15%
Other Expenses                                                            0.15%
Total Gross Fees                                                          0.65%
Waiver of Fund Expenses(2)                                               (0.03)%
TOTAL ANNUAL OPERATING EXPENSES(2)                                        0.62%
--------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.62%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers. Prior to October 1, 2001, the advisor voluntarily waived fees so that Total Annual Fund Operating Expenses did not exceed 0.60%.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                       $63
3 years                                                                     $205
5 years                                                                     $359
10 years                                                                    $808

                                3 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

FUND SUMMARIES

PRIME OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities.

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances).

o        commercial paper.

o        non-convertible corporate debt securities.

o        loan participation interests.

o        repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 and/or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                4 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

FUND SUMMARIES

PRIME OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

5.08%             5.23%             5.17%             4.80%             6.00%
--------------------------------------------------------------------------------
1996              1997              1998              1999              2000

Best Quarter:       Quarter ending   September 30, 2000      Total Return  1.55%
Worst Quarter:      Quarter ending   June 30, 1999           Total Return  1.11%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                                Since
AS OF 12/31/00                                          Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------------------------
Prime Obligations Fund                               1/24/95       6.00%        5.25%       5.31%
--------------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 2.38%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                           0.35%
Distribution and Service (12b-1) Fees                                     0.15%
Other Expenses                                                            0.15%
Total Gross Fees                                                          0.65%
Waiver of Fund Expenses(2)                                               (0.02)%
TOTAL ANNUAL OPERATING EXPENSES(2)                                        0.63%
--------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.63%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers. Prior to October 1, 2001, the advisor voluntarily waived fees so that Total Annual Fund Operating Expenses did not exceed 0.62%.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                       $64
3 years                                                                     $206
5 years                                                                     $360
10 years                                                                    $809

                                5 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

FUND SUMMARIES

TAX FREE OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

o general obligation bonds, which are backed by the full faith, credit and taxing power of the issuer.

o revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.


o The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                6 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

FUND SUMMARIES

TAX FREE OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

2.95%          2.74%          3.61%
--------------------------------------------------------------------------------
1998           1999           2000

Best Quarter:       Quarter ending   December 31, 2000       Total Return  0.95%
Worst Quarter:      Quarter ending   March 31, 1999          Total Return  0.59%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                   Since
AS OF 12/31/00                                          Date    One Year   Inception
-------------------------------------------------------------------------------------
Tax Free Obligations Fund                           11/26/97       3.61%       3.10%
-------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 1.42%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                           0.35%
Distribution and Service (12b-1) Fees                                     0.15%
Other Expenses                                                            0.14%
Total Gross Fees                                                          0.64%
Waiver of Fund Expenses(2)                                               (0.02)%
Total Annual Operating Expenses(2)                                        0.62%
--------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.62%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers. Prior to October 1, 2001, the advisor voluntarily waived fees so that Total Annual Fund Operating Expenses did not exceed 0.60%.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                       $63
3 years                                                                     $203
5 years                                                                     $355
10 years                                                                    $796

                                7 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

FUND SUMMARIES

TREASURY OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                8 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

FUND SUMMARIES

TREASURY OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

3.62%       5.41%       4.89%       5.04%       4.94%       4.48%       5.70%
--------------------------------------------------------------------------------
1994        1995        1996        1997        1998        1999        2000

Best Quarter:       Quarter ending   December 31, 2000       Total Return  1.49%
Worst Quarter:      Quarter ending   March 31, 1994          Total Return  0.66%

AVERAGE ANNUAL TOTAL RETURNS                       Inception                                Since
AS OF 12/31/00                                          Date    One Year   Five Years   Inception
--------------------------------------------------------------------------------------------------
Treasury Obligations Fund                            10/4/93       5.70%        5.01%       4.79%
--------------------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 2.22%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                           0.35%
Distribution and Service (12b-1) Fees                                     0.15%
Other Expenses                                                            0.14%
Total Gross Fees                                                          0.64%
Waiver of Fund Expenses(2)                                               (0.02)%
TOTAL ANNUAL OPERATING EXPENSES(2)                                        0.62%
--------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.62%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers. Prior to October 1, 2001, the advisor voluntarily waived fees so that Total Annual Fund Operating Expenses did not exceed 0.60%.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 year                                                                       $63
3 years                                                                     $203
5 years                                                                     $355
10 years                                                                    $796

                                9 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

POLICIES & SERVICES

BUYING AND SELLING SHARES

Class D shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor and that hold the shares in an omnibus account with the transfer agent. Class D shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. To find out whether you may purchase Class D shares, contact your financial institution.

--------------------------------------------------------------------------------
12b-1 FEES

Each fund has adopted a plan under rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders. Each fund pays a Rule 12b-1 shareholder servicing fee equal to 0.15% of its average daily net assets.

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The funds' distributor uses the shareholder servicing fee to compensate brokers, participating institutions and "one-stop" mutual fund networks for providing ongoing services to shareholder accounts. These institutions receive annual fees equal to 0.15% of a fund's Class D share average daily net assets attributable to shares sold through such institutions. The advisor, the funds or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange and federally chartered banks are open. As discussed below, your order must be received by the funds by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, in order for shares to be priced at that day's NAV.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. Each fund's net asset value is normally expected to be $1 per share.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold on days when the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may also be restricted in the event of an early or unscheduled close of the NYSE.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

FIRSTAR BANK, N.A.
ABA NUMBER: 0420-00013
ACCOUNT NUMBER: 112-952-137
CREDIT TO: FIRST AMERICAN (NAME OF FUND, INVESTOR NAME AND INVESTOR ACCOUNT #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased or sold at that day's price, the funds must receive purchase orders or redemption requests by 11:30 a.m. Central time for Tax Free Obligations Fund, and by 3:00 p.m. Central time for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund. It is the responsibility of your financial institution to promptly transmit orders to the funds. In addition, a purchase order will be effective on the day given only if the funds' custodian receives payment by wire before the close of business.

If the fund receives a redemption request by the time specified above, payment will generally be made the same day by transfer of federal funds. Otherwise, payment will generally be made on the next business day.

                               10 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

POLICIES & SERVICES

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 1-800-677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared daily and paid monthly. You will receive dividends starting on the day which you paid for your shares. You will not receive a dividend for the day on which you sell shares.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made either on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.

                               11 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

ADDITIONAL INFORMATION

MANAGEMENT

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of June 1, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliates had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Piper Jaffray Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, (1) for the funds' most recently completed fiscal year(s) and (2) for the funds, based on current advisory fees, effective October 1, 2001.

                                          Advisory fee as a % of
                                         average daily net assets
                                             (1)          (2)
-----------------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND                 0.34%        0.32%
PRIME OBLIGATIONS FUND                      0.36%        0.33%
TAX FREE OBLIGATIONS FUND                   0.34%        0.33%
TREASURY OBLIGATIONS FUND                   0.34%        0.33%
-----------------------------------------------------------------

DIRECT ALL CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. BOX 1330
MINNEAPOLIS, MN 55440-1330

INVESTMENT ADVISOR

U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.
601 SECOND AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55402

DISTRIBUTOR

QUASAR DISTRIBUTORS, LLC
615 E. MICHIGAN STREET
MILWAUKEE, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Piper Jaffray Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Piper Jaffray Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Piper Jaffray Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. Effective October 1, 2001, U.S. Bank will be paid monthly fees equal, on an annual basis, to 0.01% of a fund's average daily net assets. Previously, U.S. Bank received fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. Effective October 1, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliate, Firstar Mutual Fund Services (Co-Administrators), will begin providing or compensating others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds. Prior to October 1, 2001, U.S. Bank served as administrator, providing the same services to the funds.

DISTRIBUTION SERVICES. Effective October 1, 2001 Quasar Distributors, LLC, an affiliate of U.S. Bancorp Piper Jaffray Asset Management, will begin serving as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds. Prior to the change, SEI Investments Distribution Co. served as distributor of the funds.

SECURITIES LENDING SERVICES. In connection with lending its portfolio securities, Government Obligations Fund pays administrative and custodial fees to U.S. Bank which are equal to 40% of the fund's income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Piper Jaffray Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT

Each fund's investments are managed by a team of persons associated with U.S. Bancorp Piper Jaffray Asset Management.

                               12 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

ADDITIONAL INFORMATION

MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-677-FUND.

In addition to the securities specified in the "Fund Summaries" section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including money market funds advised by U.S. Bank.

--------------------------------------------------------------------------------
INVESTMENT APPROACH

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of each fund's investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds' advisor to present minimal credit risks.

When selecting securities for the funds, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.
MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
INVESTMENT RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF GOVERNMENT OBLIGATIONS FUND

RISKS OF SECURITIES LENDING

When Government Obligations Fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund's advisor has determined are creditworthy under guidelines established by the fund's board of directors.

                               13 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class D shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information for the fiscal years ended September 30, 2000 and September 30, 1999, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal periods ended on or before September 30, 1998, has been audited by other auditors.


GOVERNMENT OBLIGATIONS FUND

                                                            Fiscal period
                                                                ended
                                                              March 31,
                                                                 2001                Fiscal year ended September 30,
                                                             (unaudited)      2000       1999       1998       1997       1996
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                          $   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Net Investment Income                                             0.03         0.06       0.04       0.05       0.05       0.05
Dividends (from net investment income)                           (0.03)       (0.06)     (0.04)     (0.05)     (0.05)     (0.05)
                                                              --------     --------   --------   --------   --------   --------
Net Asset Value, End of Period                                $   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                              ========     ========   ========   ========   ========   ========
Total Return                                                      2.83%(1)     5.59%      4.52%      5.15%      5.04%      5.08%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                               $409,695     $472,078   $439,287   $384,143   $337,199   $269,382
Ratio of Expenses to Average Net Assets                           0.60%(2)     0.60%      0.60%      0.60%      0.60%      0.60%
Ratio of Net Investment Income to Average Net Assets              5.62%(2)     5.47%      4.44%      5.03%      4.92%      4.96%
Ratio of Expenses to Average Net Assets (excluding waivers)       0.66%(2)     0.66%      0.67%      0.67%      0.67%      0.69%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                              5.56%(2)     5.41%      4.37%      4.96%      4.85%      4.87%
--------------------------------------------------------------------------------------------------------------------------------

(1)Not annualized.

(2)Annualized.


PRIME OBLIGATIONS FUND

                                                              Fiscal period
                                                                  ended
                                                              March 31, 2001              Fiscal year ended September 30,
                                                               (unaudited)      2000        1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Net Investment Income                                                0.03         0.06       0.05       0.05       0.05       0.05
Dividends (from net investment income)                              (0.03)       (0.06)     (0.05)     (0.05)     (0.05)     (0.05)
                                                                 --------     --------   --------   --------   --------   --------
Net Asset Value, End of Period                                      $1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                                 ========     ========   ========   ========   ========   ========
Total Return                                                         2.89%(1)     5.74%      4.73%      5.26%      5.16%      5.18%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $652,116     $515,806   $426,004   $233,675   $113,064   $109,213
Ratio of Expenses to Average Net Assets                              0.63%(2)     0.62%      0.60%      0.60%      0.60%      0.60%
Ratio of Net Investment Income to Average Net Assets                 5.69%(2)     5.62%      4.62%      5.13%      5.02%      4.98%
Ratio of Expenses to Average Net Assets (excluding waivers)          0.65%(2)     0.66%      0.66%      0.68%      0.67%      0.69%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                 5.67%(2)     5.58%      4.56%      5.05%      4.95%      4.89%
-----------------------------------------------------------------------------------------------------------------------------------

(1)Not annualized.

(2)Annualized.

                               14 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS CONTINUED


TAX FREE OBLIGATIONS FUND

                                                              Fiscal period
                                                                  ended                                             Fiscal year
                                                              March 31, 2001   Fiscal year ended September 30,        ended
                                                                (unaudited)      2000       1999      1998(3)   November 30, 1997(1)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $  1.00      $  1.00    $  1.00    $  1.00          $  1.00
Net Investment Income                                                0.02         0.03       0.03       0.03               --
Dividends (from net investment income)                              (0.02)       (0.03)     (0.03)     (0.03)              --
                                                                  -------      -------    -------    -------          -------
Net Asset Value, End of Period                                    $  1.00      $  1.00    $  1.00    $  1.00          $  1.00
                                                                  =======      =======    =======    =======          =======
Total Return                                                         1.67%(4)     3.43%      2.66%      2.51%            0.04%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $27,132      $24,112    $33,464    $30,095          $     1
Ratio of Expenses to Average Net Assets                              0.60%(2)     0.60%      0.60%      0.60%(2)         0.60%(2)
Ratio of Net Investment Income to Average Net Assets                 3.37%(2)     3.36%      2.62%      3.02%(2)         3.20%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)          0.66%(2)     0.66%      0.67%      0.73%(2)         9.07%(2)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (excluding waivers)                                                 3.31%(2)     3.30%      2.55%      2.89%(2)        (5.27)%(2)
-----------------------------------------------------------------------------------------------------------------------------------

(1)Class D shares have been offered since November 26, 1997.

(2)Annualized.

(3)Ten month period from December 1, 1997 to September 30, 1998.

(4)Not annualized.


TREASURY OBLIGATIONS FUND

                                                      Fiscal period
                                                          ended
                                                      March 31, 2001                 Fiscal year ended September 30,
                                                        (unaudited)       2000         1999        1998        1997        1996
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                     $     1.00     $     1.00   $     1.00  $     1.00  $     1.00  $     1.00
Net Investment Income                                          0.03           0.05         0.04        0.05        0.05        0.05
Dividends (from net investment income)                        (0.03)         (0.05)       (0.04)      (0.05)      (0.05)      (0.05)
                                                         ----------     ----------   ----------  ----------  ----------  ----------
Net Asset Value, End of Period                           $     1.00     $     1.00   $     1.00  $     1.00  $     1.00  $     1.00
                                                         ==========     ==========   ==========  ==========  ==========  ==========
Total Return                                                   2.77%(1)       5.37%        4.41%       5.10%       4.98%       5.00%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                          $4,002,186     $3,252,551   $3,852,189  $3,854,933  $2,847,215  $1,616,130
Ratio of Expenses to Average Net Assets                        0.60%(2)       0.60%        0.60%       0.60%       0.60%       0.60%
Ratio of Net Investment Income to Average Net Assets           5.46%(2)       5.23%        4.32%       4.98%       4.88%       4.86%
Ratio of Expenses to Average Net Assets (excluding waivers)    0.66%(2)       0.66%        0.66%       0.66%       0.68%       0.70%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                           5.40%(2)       5.17%        4.26%       4.92%       4.80%       4.76%
------------------------------------------------------------------------------------------------------------------------------------

(1)Not annualized.

(2)Annualized.

                               15 PROSPECTUS - First American Money Market Funds
                                               Class D Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROMMD 9/01

SEC file number: 811-05309


[LOGO] FIRST AMERICAN FUNDS

[LOGO] FIRST AMERICAN FUNDS                SEPTEMBER 24, 2001



                                           PROSPECTUS

                                           FIRST AMERICAN FUNDS, INC.


                                           ASSET CLASS - MONEY MARKET FUNDS




                               MONEY MARKET
                                      FUNDS
                             CLASS I SHARES



                                           PRIME OBLIGATIONS FUND








                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THESE FUNDS, OR DETERMINED
                                           IF THE INFORMATION IN THIS
                                           PROSPECTUS IS ACCURATE OR COMPLETE.
                                           ANY STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

TABLE OF
CONTENTS


FUND SUMMARY
--------------------------------------------------------------------------------
         Prime Obligations Fund                                    2
--------------------------------------------------------------------------------
         Policies & Services
--------------------------------------------------------------------------------
         Buying and Selling Shares                                 4
--------------------------------------------------------------------------------
         Managing Your Investment                                  5
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
         Management                                                6
--------------------------------------------------------------------------------
         More About The Fund                                       7
--------------------------------------------------------------------------------
         Financial Highlights                                      8
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                      Back Cover
--------------------------------------------------------------------------------

FUND SUMMARY

INTRODUCTION



This section of the prospectus describes the objective of the First American Prime Obligations Fund, summarizes the main investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                1 PROSPECTUS - First American Money Market Funds
                                               Class I Shares

FUND SUMMARIES

PRIME OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities.

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances).

o        commercial paper.

o        non-convertible corporate debt securities.

o        loan participation interests.

o        repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class I shares have not been offered prior to the date of this prospectus, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. Class I and Class A shares are invested in the same portfolio of securities, but Class I share returns will be higher because the shares have lower operating expenses.

                                2 PROSPECTUS - First American Money Market Funds
                                               Class I Shares

FUND SUMMARIES

PRIME OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)

[BAR CHART]

4.97%      5.12%       5.04%       4.57%      5.79%
--------------------------------------------------------------------------------
1996       1997        1998        1999       2000

Best Quarter:       Quarter ending   December 31, 2000       1.49%
Worst Quarter:      Quarter ending   June 30, 1999           1.05%

AVERAGE ANNUAL TOTAL RETURNS            Inception                                Since
AS OF 12/31/00                               Date    One Year   Five Years   Inception
---------------------------------------------------------------------------------------
Prime Obligations Fund (Class A)          1/21/95       5.79%        5.10%       5.16%
---------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 2.28%.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES as a % of average net assets
--------------------------------------------------------------------------------
Management Fees                                                           0.35%

Distribution and Service (12b-1) Fees                                      None
Other Expenses                                                            0.07%
Total Gross Fees                                                          0.42%
Waiver of Fund Expenses(2)                                               (0.02)%
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                   0.40%
--------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                     $ 41
 3 years                                                                    $133
 5 years                                                                    $233
10 years                                                                    $528

                                3 PROSPECTUS - First American Money Market Funds
                                               Class I Shares

POLICIES & SERVICES

BUYING AND SELLING SHARES

Class I shares are offered through banks and other financial institutions that have entered into sales agreements with the fund's distributor. Class I shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. Class I shares are typically held in an omnibus account with the transfer agent. To find out whether you may purchase Class I shares, contact your financial institution.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open. As discussed below, your order must be received by the fund by 3:00 p.m. Central time, in order for shares to be priced at that day's NAV.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. The fund's net asset value is normally expected to be $1 per share.
Managing Your Investment

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold on days when the New York Stock Exchange is open. Purchases and sales of shares may also be restricted in the event of an early or unscheduled close of the NYSE.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

FIRSTAR BANK, N.A.
ABA NUMBER: 0420-00013
ACCOUNT NUMBER: 112-952-137
CREDIT TO: FIRST AMERICAN (NAME OF FUND, INVESTOR NAME AND INVESTOR ACCOUNT #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased or sold at that day's price, the fund must receive purchase orders or redemption requests by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the fund. In addition, a purchase order will be effective on the day given only if the fund's custodian receives payment by wire before the close of business.

If the fund receives a redemption request by the time specified above, payment will generally be made the same day by transfer of federal funds. Otherwise, payment will generally be made on the next business day.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If you are no longer eligible to hold Class I shares, for example, if you decide to discontinue your fiduciary, agency or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares currently have higher expenses than Class I shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the fund by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the fund. Before exchanging into any fund, be sure to read its prospectus carefully. The fund may change or cancel its exchange policies at any time. You will be notified of any changes. The fund has the right to limit exchanges to four times per year.

                                4 PROSPECTUS - First American Money Market Funds
                                               Class I Shares

POLICIES & SERVICES

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditor's report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 1-800-677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from the fund's net investment income are declared daily and paid monthly. You will receive dividends starting on the day which you paid for your shares. You will not receive a dividend for the day on which you sell shares.

Dividends will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income for federal income tax purposes, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

                                5 PROSPECTUS - First American Money Market Funds
                                               Class I Shares

ADDITIONAL INFORMATION

MANAGEMENT

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of June 1, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliates had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Piper Jaffray Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund pays the investment advisor a monthly fee for providing investment advisory services. Based on current advisory fees, effective October 1, 2001, the fund will pay 0.33% of the fund's average daily net assets to the advisor.

DIRECT ALL CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. BOX 1330
MINNEAPOLIS, MN 55440-1330

INVESTMENT ADVISOR

U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.
601 SECOND AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55402

DISTRIBUTOR

QUASAR DISTRIBUTORS, LLC
615 E. MICHIGAN STREET
MILWAUKEE, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Piper Jaffray Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the fund. As described above, U.S. Bancorp Piper Jaffray Asset Management receives compensation for acting as the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. Effective October 1, 2001, U.S. Bank will be paid monthly fees equal, on an annual basis, to 0.01% of the fund's average daily net assets. Previously, U.S. Bank received fees equal, on an annual basis, to 0.03% of the fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund. More About The Fund

ADMINISTRATION SERVICES. Effective October 1, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliate, Firstar Mutual Fund Services (Co-Administrators), will begin providing or compensating others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds. Prior to October 1, 2001, U.S. Bank served as administrator, providing the same services to the funds.

DISTRIBUTION SERVICES. Effective October 1, 2001, Quasar Distributors, LLC, an affiliate of U.S. Bancorp Piper Jaffray Asset Management, will begin serving as distributor of the fund and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund. Prior to the change, SEI Investments Distribution Co. served as distributor of the funds.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the fund, the fund's investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Piper Jaffray Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the fund's distributor.

PORTFOLIO MANAGEMENT

The fund's investments are managed by a team of persons associated with U.S. Bancorp Piper Jaffray Asset Management.

                                6 PROSPECTUS - First American Money Market Funds
                                               Class I Shares

ADDITIONAL INFORMATION

MORE ABOUT THE FUND

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The fund's main investment strategies are discussed in the "Fund Summary" section. These are the strategies that the fund's investment advisor believes are most likely to be important in trying to achieve the fund's objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-677-FUND.

In addition to the securities specified in the "Fund Summary" section, the fund may invest in other money market funds that invest in the same types of securities as the fund, including money market funds advised by the fund's investment advisor.

--------------------------------------------------------------------------------
INVESTMENT APPROACH

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund's investments mature within 397 days from the date of purchase, and that the average maturity of the fund's investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund's advisor to present minimal credit risks.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

--------------------------------------------------------------------------------
INVESTMENT RISKS

The main risks of investing in the fund are summarized in the "Fund Summary" section.

                                7 PROSPECTUS - First American Money Market Funds
                                               Class I Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Prime Obligations Fund Class I shares were not offered prior to the date of this prospectus.


                                8 PROSPECTUS - First American Money Market Funds
                                               Class I Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the fund's investments will be available in the fund's annual and semiannual report to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

You can obtain a free copy of the fund's SAI and/or free copies of the fund's most recent annual or semiannual report by calling Investor Services at 1-800-677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202 and is an affiliate of the investment advisor.

PROPRIMEI 9/01

SEC file number: 811-03313


[LOGO] FIRST AMERICAN FUNDS

[LOGO] FIRST AMERICAN FUNDS                SEPTEMBER 24, 2001



                                           PROSPECTUS

                                           FIRST AMERICAN FUNDS, INC.


                                           ASSET CLASS - MONEY MARKET FUNDS




                               MONEY MARKET
                                      FUNDS



                                           TREASURY RESERVE FUND








                                           AS WITH ALL MUTUAL FUNDS, THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           HAS NOT APPROVED OR DISAPPROVED THE
                                           SHARES OF THESE FUNDS, OR DETERMINED
                                           IF THE INFORMATION IN THIS
                                           PROSPECTUS IS ACCURATE OR COMPLETE.
                                           ANY STATEMENT TO THE CONTRARY IS A
                                           CRIMINAL OFFENSE.

TABLE OF
CONTENTS



FUND SUMMARY
--------------------------------------------------------------------------------
         Treasury Reserve Fund                                      2
--------------------------------------------------------------------------------
POLICIES & SERVICES
--------------------------------------------------------------------------------
         Buying Shares                                              4
--------------------------------------------------------------------------------
         Selling Shares                                             6
--------------------------------------------------------------------------------
         Managing Your Investment                                   7
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
         Management                                                 9
--------------------------------------------------------------------------------
         More About The Fund                                       10
--------------------------------------------------------------------------------
         Financial Highlights                                      11
--------------------------------------------------------------------------------
FOR MORE INFORMATION                                       Back Cover
--------------------------------------------------------------------------------

FUND SUMMARY

INTRODUCTION



This section of the prospectus describes the objective of the First American Treasury Reserve Fund, summarizes the main investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                1 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

FUND SUMMARY

TREASURY RESERVE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Treasury Reserve Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Treasury Reserve Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

--------------------------------------------------------------------------------

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

                                2 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

FUND SUMMARY

TREASURY RESERVE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

5.49%   3.26%   2.54%   3.51%   5.26%   4.77%   4.86    4.61%   4.06%   5.24%
--------------------------------------------------------------------------------
1991    1992    1993    1994    1995    1996    1997    1998    1999    2000

Best Quarter:       Quarter ending   March 31, 1991          1.52%
Worst Quarter:      Quarter ending   December 31, 1993       0.62%

AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/00(2)                                   One Year   Five Years    Ten Years
---------------------------------------------------------------------------------------
Treasury Reserve Fund                                  5.24%        4.70%        4.35%
---------------------------------------------------------------------------------------

(1)Total return for the period from 1/1/01 through 6/30/01 was 2.07%.

(2)On 9/21/01, the Treasury Reserve Fund became the successor by merger to the Retail A shares of the Firstar U.S. Treasury Money Market Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/21/01 represents that of the Retail A shares of the Firstar U.S. Treasury Money Market Fund. The Firstar U.S. Treasury Money Market Fund was organized on 11/27/00 in a combination of the Mercantile Treasury Money Market Portfolio, a separate series of Mercantile Mutual Funds, Inc., and Firstar Stellar Treasury Fund, a separate series of Firstar Stellar Funds, Inc. Performance presented prior to 11/27/00 represents that of the predecessor Firstar Stellar Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL MAINTENANCE FEE(1)
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                           $25

ANNUAL FUND OPERATING EXPENSES(2) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                           0.35%
Distribution and Service (12b-1) Fees                                     0.50%
Other Expenses                                                            0.21%
Total Gross Fees                                                          1.06%
Waiver of Fund Expenses(3)                                               (0.12)%
TOTAL ANNUAL FUND OPERATING EXPENSES(3)                                   0.94%
--------------------------------------------------------------------------------

(1)The fund reserves the right to charge your account an Annual Maintenance Fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(2)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(3)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses from October 1, 2001 until September 30, 2002, so that Total Annual Fund Operating Expenses do not exceed 0.94%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 in the discretion of the service providers.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                   $   96
 3 years                                                                  $  325
 5 years                                                                  $  573
10 years                                                                  $1,283

                                3 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

POLICIES & SERVICES

BUYING SHARES

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The fund has the right to waive these minimum investment requirements for employees of the fund's advisor and its affiliates. The fund also has the right to reject any purchase order.

--------------------------------------------------------------------------------
12b-1 FEES

The fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee equal to 0.50%* of the fund's average daily net assets for the distribution and sale of its shares and for services provided to shareholders. The fund's distributor uses the fee to pay commissions to institutions that sell fund shares.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

*The distributor has contractually agreed to waive 0.15% of the 12b-1 fee for the current fiscal year. Therefore, the distributor will proportionately reduce the annual fee, referred to above, that it pays to institutions in connection with their sales of fund shares.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange and federally chartered banks are open. As discussed below, your order must be received by the fund by 3:00 p.m. Central time in order for shares to be priced at that day's NAV.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. The fund's net asset value is normally expected to be $1 per share.

Your purchase price for fund shares is their net asset value. You pay no front-end or back-end sales charge.

--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may buy shares on any day when the New York Stock Exchange (NYSE) and federally chartered banks are open. However, purchases of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be priced at the net asset value determined on the day your purchase order is processed. To make sure that your order is accepted, follow the directions for purchasing shares given below.

BY PHONE. You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the fund's distributor. In order for shares to be purchased at that day's price, your investment professional or financial institution must transmit orders to the fund by 3:00 p.m. Central time. Your investment professional or financial institution will specify the time by which they must receive your purchase order to assure same day processing.

Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling Investor Services at 1-800-677-FUND before 3:00 p.m. Central time. All information will be taken over the telephone, and your order will be placed when the fund's custodian receives payment by wire. Wire federal funds as follows:

FIRSTAR BANK, N.A.
ABA NUMBER: 0420-00013
ACCOUNT NUMBER: 112-952-137
CREDIT TO: FIRST AMERICAN (NAME OF FUND, INVESTOR NAME AND INVESTOR ACCOUNT #)

                                4 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

POLICIES & SERVICES

BUYING SHARES CONTINUED

BY MAIL. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund, and mail both to:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 55302

After you have established an account, you may purchase additional shares by mailing your check to First American Funds at the same address.

Please note the following:

o all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.

o third-party checks, credit cards, credit card checks, and cash are not accepted.

o if a check does not clear your bank, the fund reserves the right to cancel the purchase, and you could be liable for any losses or fees incurred.

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis by having $100 or more ($25 for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts) automatically withdrawn from your bank account on a periodic basis and invested in fund shares. You may apply for participation in this program through your investment professional or financial institution or by calling Investor Services at 1-800-677-FUND.

                                5 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

POLICIES & SERVICES

SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange (NYSE) and federally chartered banks are open. However, redemption of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be sold at the net asset value determined on the day your redemption is processed. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within one day, but in no event more than seven days, after your request is received in proper form.

BY PHONE. If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. Your investment professional or financial institution must transmit redemption requests to the fund by 3:00 p.m. Central time in order for redemptions to be processed on that day. Your investment professional or financial institution will specify the time by which they must receive your redemption request to assure same day processing. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling Investor Services at 1-800-677-FUND before 3:00 p.m. Central time. Calls received after this time will be processed the following business day. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The fund reserves the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

BY MAIL. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 55302

Your request should include the following information:

o        name of the fund.

o        account number.

o        dollar amount or number of shares redeemed.

o        name on the account.

o        signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the fund's records.

o        your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

BY CHECKING ACCOUNT. Check writing privileges are available for Class A shares. You may sign up for check writing privileges when you complete a new account form, or by calling your investment professional, financial institution or the funds. With a fund checking account, you may redeem shares simply by writing a check for $100 or more. Call Investor Services at 1-800-677-FUND for more information.

Please note that you may not use a check to close your account.

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

--------------------------------------------------------------------------------
ACCOUNTS WITH LOW BALANCES

Except for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts, if your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

o        deduct a $25 annual account maintenance fee, or

o close your account and send you the proceeds, less any applicable contingent deferred sales charge.

Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

                                6 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

POLICIES & SERVICES

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
SYSTEMATIC EXCHANGE PROGRAM

You may make automatic monthly exchanges of your fund for Class A shares of another First American fund. Investing a fixed dollar amount at regular intervals, sometimes referred to as "dollar cost averaging," may have the effect of reducing the average cost per share of the fund acquired.

To set up a systematic exchange program, you initially purchase an amount of the fund equal to the total amount that you wish to invest in Class A shares of the other First American fund. On a monthly basis, the dollar amount that you specify will then be exchanged for Class A shares of the other First American fund. Exchanges into Class A shares will be subject to the applicable sales charge imposed by the First American fund into which you are exchanging. You may wish to execute a letter of intent in connection with a Class A share systematic exchange program. (A letter of intent indicates a non-binding intent to purchase $50,000 or more of First American fund Class A shares over a 13-month period, which lowers your sales charge. See the prospectus of the First American fund into which you plan to exchange for more information.)

You may set up a systematic exchange program through your investment professional or financial institution, or by calling Investor Services at 1-800-677-FUND.

--------------------------------------------------------------------------------
EXCHANGING SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares.

You may exchange your shares only for shares of the same class of the other First American fund. Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your shares for Class A shares of another First American fund, you will have to pay the sales charge imposed by the fund, unless your fund shares were originally issued in exchange for shares of a First American fund that had a sales charge.

Before exchanging into any fund, be sure to read its prospectus carefully. The fund may change or cancel its exchange policies at any time. You will be notified of any changes. The fund has the right to limit exchanges to four times per year.

BY PHONE. You may exchange shares by calling your investment professional, your financial institution, or the fund, provided that both First American funds have identical shareholder registrations. To request an exchange through the fund, call Investor Services at 1-800-677-FUND. Your instructions must be received by the fund before 3:00 p.m. Central time or by an earlier time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

BY MAIL. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------
TELEPHONE TRANSACTIONS

You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 1-800-677-FUND to request the appropriate form.

The fund and its agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The fund and its agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the fund by telephone during periods of unusual market activity. If you are unable to reach the fund or its agents by telephone, please consider sending written instructions.

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditor's report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 1-800-677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each non-systematic purchase or sale of fund shares. Generally, a fund does not send statements for funds held in a brokerage account.

                                7 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

POLICIES & SERVICES

MANAGING YOUR INVESTMENT CONTINUED

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from the fund's net investment income are declared daily and paid monthly. You will receive dividends starting on the day you pay for your shares. You will not receive dividends for the day on which you sell shares.

Dividends will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

                                8 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

ADDITIONAL INFORMATION

MANAGEMENT

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of June 1, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliates had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Piper Jaffray Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund pays the investment advisor a monthly fee equal to 0.35% of average daily net assets for providing investment advisory services to the fund.

DIRECT ALL CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. BOX 1330
MINNEAPOLIS, MN 55440-1330

INVESTMENT ADVISOR

U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.
601 SECOND AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55402

DISTRIBUTOR

QUASAR DISTRIBUTORS, LLC
615 E. MICHIGAN STREET
MILWAUKEE, WI 53202

ADDITIONAL COMPENSATION

U.S. Bancorp Piper Jaffray Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the fund. As described above, U.S. Bancorp Piper Jaffray Asset Management receives compensation for acting as the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. Effective October 1, 2001, U.S. Bank will be paid monthly fees equal, on an annual basis, to 0.01% of the fund's average daily net assets. Previously, U.S. Bank received fees equal, on an annual basis, to 0.03% of the fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

ADMINISTRATION SERVICES. Effective October 1, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliate, Firstar Mutual Fund Services (Co-Administrators), will begin providing or compensating others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc. and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds. Prior to October 1, 2001, U.S. Bank served as administrator, providing the same services to the funds.

DISTRIBUTION SERVICES. Effective October 1, 2001, Quasar Distributors, LLC, an affiliate of U.S. Bancorp Piper Jaffray Asset Management, will begin serving as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund. Prior to the change, SEI Investments Distribution Co. served as distributor of the funds.

SECURITIES LENDING SERVICES. In connection with lending its portfolio securities, the fund pays administrative and custodial fees to U.S. Bank which are equal to 40% of the fund's income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the fund, the fund's investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Piper Jaffray Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the fund's distributor.

PORTFOLIO MANAGEMENT

The fund's investments are managed by a team of persons associated with U.S. Bancorp Piper Jaffray Asset Management.

                                9 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

ADDITIONAL INFORMATION

MORE ABOUT THE FUND

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The fund's main investment strategies are discussed in the "Fund Summary" section. These are the strategies that the fund's investment advisor believes are most likely to be important in trying to achieve the fund's objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-677-FUND.

In addition to the securities specified in the "Fund Summary" section, the fund may invest in other money market funds that invest in the same types of securities as the fund, including money market funds advised by the fund's investment advisor.

--------------------------------------------------------------------------------
INVESTMENT APPROACH

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund's investments mature within 397 days from the date of purchase, and that the average maturity of the fund's investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund's advisor to present minimal credit risks.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

--------------------------------------------------------------------------------
INVESTMENT RISKS

The main risks of investing in the fund are summarized in the "Fund Summary" section.

--------------------------------------------------------------------------------
ADDITIONAL RISKS

RISKS OF SECURITIES LENDING

When the fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund's advisor has determined are creditworthy under guidelines established by the fund's board of directors.

                               10 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Treasury Reserve Fund. This information is intended to help you understand the fund's financial performance for the past five years. Some of this information reflects financial results for a single fund share. Total returns in the table represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information for Treasury Reserve Fund for the fiscal period ended October 31, 2000 has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The information for the fiscal years ended on or before November 30, 1999, has been audited by other auditors.


TREASURY RESERVE FUND

                                        Fiscal period      Fiscal period
                                            ended             ended
                                        April 30, 2001      October 31,             Fiscal year ended November 30,
                                          (unaudited)         2000(1)           1999         1998        1997       1996
----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period       $     1.00       $     1.00       $     1.00    $   1.00    $   1.00    $   1.00
                                           ----------       ----------       ----------    --------    --------    --------
Net Investment Income                            0.03             0.05             0.04        0.05        0.05        0.05
Dividends (from net investment income)          (0.03)           (0.05)           (0.04)      (0.05)      (0.05)      (0.05)
Net Asset Value, End of Period             $     1.00       $     1.00       $     1.00    $   1.00    $   1.00    $   1.00
                                           ==========       ==========       ==========    ========    ========    ========
Total Return                                     2.45%(2)         5.04%(2)         4.02%       4.69%       4.85%       4.80%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)            $2,501,365       $2,284,168       $1,049,641    $542,430    $469,400    $829,259
Ratio of Expenses to Average Net Assets          0.95%(3)         0.99%(3)         0.92%       0.88%       0.73%       0.70%
Ratio of Net Investment Income to Average
Net Assets                                       4.84%(3)         4.98%(3)         3.98%       4.58%       4.73%       4.69%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                             0.96%(3)         1.09%(3)         1.08%       1.08%       0.93%       0.90%
Ratio of Net Investment Income to Average
Net Assets
 (excluding waivers)                             4.83%(3)         4.88%(3)         3.82%       4.38%       4.53%       4.49%
----------------------------------------------------------------------------------------------------------------------------

(1)Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.

(2)Not annualized.

(3)Annualized.

                               11 PROSPECTUS - First American Money Market Funds
                                               Treasury Reserve Fund

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information, and annual and semiannual reports, and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the fund's investments will be available in the fund's annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

You can obtain a free copy of the fund's SAI and/or free copies of the fund's most recent annual or semiannual report by calling Investor Services at 1-800-677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PRORESERVA 9/01

SEC file number: 811-05309


[LOGO] FIRST AMERICAN FUNDS

                           FIRST AMERICAN FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 24, 2001

                           GOVERNMENT OBLIGATIONS FUND
                             PRIME OBLIGATIONS FUND
                            TAX FREE OBLIGATIONS FUND
                            TREASURY OBLIGATIONS FUND
                              TREASURY RESERVE FUND
                         OHIO TAX FREE OBLIGATIONS FUND


         This Statement of Additional Information relates to the Class A, Class S, Class Y and Class D Shares of Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and the Class B, Class C and Class I Shares of Prime Obligations Fund, the Class A, Class S and Class Y Shares of Ohio Tax Free Obligations Fund, and the Shares of the Treasury Reserve Fund (collectively, the "Funds"), each of which is a series of First American Funds, Inc. ("FAF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' current Prospectuses dated September 24, 2001. The financial statements included as part of the Funds' Annual Report to shareholders for the fiscal year ended September 30, 2000 and the financial statements included as part of the Funds' Semi-Annual Report dated March 31, 2001 are incorporated by reference into this Statement of Additional Information. Additionally, the financial statements included as part of the Firstar Funds, Inc. Annual Report to shareholders for the fiscal year ended October 31, 2001 and the financial statements included as part of the Firstar Funds, Inc. Semi-Annual Report dated April 30, 2001 are incorporated by reference into this Statement of Additional Information. This Statement of Additional Information is incorporated into the Funds' Prospectuses by reference. To obtain copies of Prospectuses or the Funds' Annual Report at no charge, write the Funds' distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at 1-800-677-FUND. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

GENERAL INFORMATION............................................................1

INVESTMENT RESTRICTIONS........................................................3

ADDITIONAL RESTRICTIONS........................................................3

INVESTMENT OBJECTIVES AND POLICIES.............................................4
         Municipal Securities..................................................4
         Loan Participations; Section 4(2) and Rule 144A Securities............5
         Securities of Foreign Banks and Branches..............................5
         Foreign Securities....................................................6
         United States Government Securities...................................6
         Repurchase Agreements.................................................7
         Credit Enhancement Agreements.........................................7
         Put Options...........................................................7
         Variable and Floating Rate Obligations................................7
         Lending of Portfolio Securities.......................................8
         When-Issued and Delayed Delivery Securities...........................8
         Money Market Funds....................................................8
         CFTC Information.....................................................12

PORTFOLIO TURNOVER............................................................12

DIRECTORS AND EXECUTIVE OFFICERS..............................................13
         Directors............................................................13
         Executive Officers...................................................14
         Compensation.........................................................15

CODE OF ETHICS................................................................16

INVESTMENT ADVISORY AND OTHER SERVICES........................................16
         Investment Advisor...................................................16
         Distributor and Distribution Plans...................................17
         Administrator; Custodian; Counsel; and Auditors......................20

PORTFOLIO TRANSACTIONS........................................................22

CAPITAL STOCK.................................................................23

NET ASSET VALUE AND PUBLIC OFFERING PRICE.....................................28

VALUATION OF PORTFOLIO SECURITIES.............................................28

TAXES.........................................................................29

CALCULATION OF PERFORMANCE DATA...............................................30

ADDITIONAL INFORMATION ABOUT SELLING SHARES...................................31
         By Telephone.........................................................31
         By Mail..............................................................32
         By Checking Account..................................................33
         Redemption Before Purchase Instruments Clear.........................33

SHORT-TERM RATINGS............................................................33

FINANCIAL STATEMENTS..........................................................34

                               GENERAL INFORMATION

         First American Funds, Inc. ("FAF") was incorporated under the name "First American Money Fund, Inc." The Board of Directors and shareholders, at meetings held December 6, 1989 and January 18, 1990, respectively, approved amendments to the Articles of Incorporation providing that the name "First American Money Fund, Inc." be changed to "First American Funds, Inc."

         As set forth in the Prospectuses, FAF is organized as a series fund, and currently issues its shares in six series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAF to which this Statement of Additional Information relates are named on the cover. These series are referred to in this Statement of Additional Information as the "Funds."

         Shareholders may purchase shares of each Fund through separate classes. Prime Obligations Fund offers its shares in seven classes, Class A, Class B, Class C, Class S, Class I, Class Y and Class D. Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and Ohio Tax Free Obligations offer their shares in three classes, Class A, Class S and Class Y. Treasury Reserve Fund offers its shares in one class. The various classes provide for variations in distribution costs, voting rights and dividends. To the extent permitted under the Investment Company Act of 1940 Act, as amended (the "1940 Act"), the Funds may also provide for variations in other costs among the classes although they have no present intention to do so. Except for differences among the classes pertaining to distribution costs, each share of each Fund represents an equal proportionate interest in that Fund. Each of the Funds is an open-end diversified companies.

         FAF has prepared and will provide a separate Prospectus relating to the Class A, Class B and Class C shares (the "Class A, Class B and Class C Shares Prospectus"), the Class S shares (the "Class S Shares Prospectus"), the Class I shares (the "Class I Shares Prospectus"), the Class Y shares (the "Class Y Shares Prospectus"), and the Class D shares (the "Class D Shares Prospectus") of the Funds, and a separate prospectus for the Treasury Reserve Fund (the "Treasury Reserve Fund Prospectus"). These Prospectuses can be obtained by writing Quasar Distributors, LLC at 615 East Michigan Street, Milwaukee, WI 53202, or by calling First American Funds Investor Services at 1-800-677-FUND.

         The Bylaws of FAF provide that meetings of shareholders be held only with such frequency as required under Minnesota law and the 1940 Act. Minnesota corporation law requires only that the Board of Directors convene shareholders' meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of FAF may demand a regular meeting of shareholders by written notice given to the President or Treasurer of FAF. Within 30 days after receipt of the demand, the Board of Directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 40 days after receipt of the demand, all at the expense of FAF. In addition, the 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

         This Statement of Additional Information may also refer to affiliated investment companies, including: First American Investment Funds, Inc. ("FAIF"); First American Strategy Funds, Inc. ("FASF"); First American Insurance Portfolios, Inc. ("FAIP"); and eleven separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc.-II, American Strategic Income Portfolio Inc.-III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select Portfolio Inc., American Municipal Term Trust Inc.-II, American Municipal Term Trust Inc.-III, Minnesota Municipal Term Trust Inc., Minnesota Municipal Term Trust Inc.-II, and American Income Fund, Inc.), collectively referred to as the First American Closed-End Funds ("FACEF").

FIRSTAR FUNDS, INC. / FIRST AMERICAN FUNDS, INC. REORGANIZATION

         On September 21, 2001 (September 25, 2001 for Ohio Tax Exempt Money Market Fund) Firstar Funds, Inc. and FAF consummated a reorganization pursuant to which shares of certain Firstar Funds were exchanged for certain shares of FAF. As a result of this reorganization, where the Firstar Fund was the financial accounting survivor of the reorganization transaction, the performance history, historical data and certain of the expense information prior to the reorganization is that of the "Predecessor Firstar Fund". However, where the FAF Fund was the financial accounting survivor of the reorganization transaction, the performance history, historical data and the expense information prior to the reorganization remains that of the FAF Fund.

         The following Predecessor Firstar Funds have reorganized into the corresponding series of FAF. In each of the following instances the series of FAF was the financial accounting survivor. As such, the performance history, historical data and the expense information related to the following Funds is that of the series of FAF and not the Predecessor Firstar Fund.

PREDECESSOR FIRSTAR FUND                          FIRST AMERICAN FUND
------------------------                          -------------------
U.S. Government Money Market Fund                 Government Obligations Fund
Money Market Fund                                 Prime Obligations Fund
Institutional Money Market Fund                   Prime Obligations Fund
U.S. Treasury Money Market Fund (Institutional
 Class)                                           Treasury Obligations Fund
U.S. Treasury Money Market Fund (Class A)         Treasury Reserve Fund
Tax-Exempt Money Market Fund                      Tax Free Obligations Fund

         In the following instance the Predecessor Firstar Fund was the financial accounting survivor. As such, the performance history, historical data and the expense information related to the following Fund is that of the Predecessor Firstar Fund and not that of the series of FAF.

PREDECESSOR FIRSTAR FUND                          FIRST AMERICAN FUND
------------------------                          -------------------

Ohio Tax Exempt Money Market Fund                 Ohio Tax Free Obligations Fund

                             INVESTMENT RESTRICTIONS

         In addition to the investment objectives and policies set forth in the Prospectus and under the caption "Investment Objectives and Policies" below, each of the Funds is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. The investment restrictions set forth in paragraphs 7 and 8 below are non-fundamental and may be changed by FAF's Board of Directors without a shareholder vote.

         None of the Funds will:

         1. Concentrate its investments in a particular industry, except that there shall be no limitation on the purchase of obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. For purposes of this limitation, the U.S. Government and state or municipal governments and their political subdivisions , are not considered members of any industry. Whether a Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         2. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3. Purchase physical commodities or contracts relating to physical commodities.

         4. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

         5. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

         6. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         The following restrictions are non-fundamental and may be changed by FAF's Board of Directors without a shareholder vote.

         The Funds will not:

         1.       Sell securities short.

         2. Invest more than 10% of their net assets in illiquid securities.

                             ADDITIONAL RESTRICTIONS

         The Funds may not invest in obligations of any affiliate of U.S. Bancorp, including U.S. Bank National Association ("U.S. Bank").

         Short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by the Advisor to the extent permitted by Securities and Exchange Commission exemptive order.

         The Funds are subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to other policies and restrictions discussed herein. Pursuant to Rule 2a-7, each Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Under Rule 2a-7, securities which are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by each Fund be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and (b) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of the Board of Directors of FAF to determine that the Funds' investments present only "minimal credit risk" and are Eligible Securities. The Board of Directors of FAF has established written guidelines and procedures for the Advisor and oversees the Advisor's determination that the Funds' portfolio securities present only "minimal credit risk" and are Eligible Securities.

         Rule 2a-7 requires, among other things, that each Fund may not invest, other than in United States "Government Securities" (as defined in the 1940
Act), more than 5% of its total assets in securities issued by the issuer of the security; provided that the applicable Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that each Fund may not invest, other than in United States Government securities, (a) more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than the greater of 1% of its total assets or $1,000,000 in Second Tier Securities of any one issuer.


                       INVESTMENT OBJECTIVES AND POLICIES

         The main investment strategies of the Funds are set forth in the Funds' current Prospectuses under "Fund Summaries." This Section describes in additional detail the Funds' main investment strategies and other secondary investment strategies.

         If a percentage limitation under this section or under "Investment Restrictions" above is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitation on illiquid investments.

         The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Funds invest. All securities in each Fund's portfolio are purchased with and payable in United States dollars.

MUNICIPAL SECURITIES

         Tax Free Obligations Fund and Ohio Tax Free Obligations Fund invest principally in municipal securities such as municipal bonds and other debt obligations. These municipal bonds and debt securities are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Section includes short-term municipal notes and other commercial paper issued by the states and their political subdivision.

         Two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligation. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

         Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Fund may invest.

         Tax Free Obligations Fund's and Ohio Tax Free Obligations Fund's investment in municipal bonds and other debt obligations that are purchased from financial institutions such as commercial and investment banks, savings associations and insurance companies may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.

         In addition, Tax Free Obligations Fund and Ohio Tax Free Obligations Fund may invest in other federal income tax-free securities such as (i) tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues, (ii) bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds, (iii) variable and floating rate obligations including variable rate demand notes and (iv) participation, trust and partnership interests in any of the foregoing obligations.

         Tax Free Obligations Fund and Ohio Tax Free Obligations Fund each may also invest up to 20% of its total assets in municipal securities, the interest on which is treated as an item of tax preference that is included in alternative minimum taxable income for purposes of calculating the alternative minimum tax.

LOAN PARTICIPATIONS; SECTION 4(2) AND RULE 144A SECURITIES

         Prime Obligations Fund, Tax Free Obligations Fund and Ohio Tax Free Obligations Fund may invest in loan participation interests. A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest (for example, a Fund) generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. Loan participation interests that can be sold within a seven-day period are deemed by the Advisor to be liquid investments. If a loan participation interest is restricted from being sold within a seven-day period, then it will be subject to each Fund's non-fundamental policy limiting investments in illiquid securities to not more than 10% of net assets. Commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 that meet the criteria for liquidity established by the Board of Directors are considered liquid. Consequently, Prime Obligations Fund, Tax Free Obligations Fund and Ohio Tax Free Obligations Fund do not intend to subject such securities to the limitation applicable to investments in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

SECURITIES OF FOREIGN BANKS AND BRANCHES

         Prime Obligations Fund, Tax Free Obligations Fund and Ohio Tax Free Obligations Fund may invest in obligations of foreign branches of United States banks and United States branches of foreign banks. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

         Because the portfolios of Prime Obligations Fund's, Tax Free Obligations Fund's and Ohio Tax Free Obligations Fund's investments in taxable money market securities may contain securities of foreign branches of domestic banks, foreign banks, and United States branches of foreign banks, such Funds may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of United States banks. These risks may include future unfavorable political and economic developments and possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by any Fund. Additionally, there may be less public information available about foreign banks and their branches. The Advisor carefully considers these factors when making investments. The Funds have agreed that, in connection with investment in securities issued by foreign banks, United States branches of foreign banks, and foreign branches of domestic banks, consideration will be given to the domestic marketability of such securities in light of these factors.

FOREIGN SECURITIES

         Prime Obligations Fund may invest up to 25% of its total assets collectively in U.S. dollar-denominated obligations of foreign companies.

         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

         In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries.

UNITED STATES GOVERNMENT SECURITIES

         Each Fund may invest in securities issued or guaranteed as to principal or interest by the United States government, or agencies or instrumentalities of the United States Government. These investments include direct obligations of the United States Treasury such as United States Treasury bonds, notes, and bills. The Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, Government Obligations Fund, Ohio Tax Free Obligations Fund, Prime Obligations Fund and Tax Free Obligations Fund may invest in securities, such as notes, bonds, and discount notes which are issued or guaranteed by agencies of the United States Government and various instrumentalities which have been established or sponsored by the United States Government. Except for United States Treasury securities, these United States Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Advisor considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.

         United States Treasury obligations include bills, notes and bonds issued by the United States Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying United

States Treasury obligations. A Fund's investments in STRIPS will be limited to components with maturities of less than 397 days and the Funds will not actively trade such components.

REPURCHASE AGREEMENTS

         Each Fund may engage in repurchase agreements with respect to any of its portfolio securities. In a repurchase agreement, a Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a mutually agreed upon time and price. Each Fund may engage in repurchase agreements with any member bank of the Federal Reserve System or dealer in United States Government securities. Repurchase agreements usually are for short periods, such as under one week, not to exceed 30 days. In all cases, the Advisor must be satisfied with the creditworthiness of the other party to the agreement before entering into a repurchase agreement. In the event of bankruptcy of the other party to a repurchase agreement, a Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss.

CREDIT ENHANCEMENT AGREEMENTS

         Prime Obligations Fund, Tax Free Obligations Fund and Ohio Tax Free Obligations Fund may arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, "Guarantees") for the purpose of further securing the payment of principal and/or interest on such Funds' investment securities. Although each investment security, at the time it is purchased, must meet such Funds' creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, "Guarantors") when the Advisor, through yield and credit analysis, deems that credit enhancement of certain of such Funds' securities is advisable. As a non-fundamental policy, Prime Obligations Fund, Tax Free Obligations Fund and Ohio Tax Free Obligations Fund will limit the value of all investment securities issued or guaranteed by each Guarantor to not more than 10% of the value of such Fund's total assets.

PUT OPTIONS

         Tax Free Obligations Fund and Ohio Tax Free Obligations Fund may purchase tax-exempt securities which provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligations. Such a right to resell, which is commonly known as a "put," may be sold, transferred or assigned only with the underlying security or securities. The Funds may pay a higher price for a tax-exempt security with a put than would be paid for the same security without a put. The primary purpose of purchasing such securities with puts is to permit the Funds to be as fully invested as practicable in tax-exempt securities while at the same time providing the Funds with appropriate liquidity.

VARIABLE AND FLOATING RATE OBLIGATIONS

         Certain of the obligations in which Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund and Ohio Tax Free Obligations Fund may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice. Variable or floating rate instruments with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of 397 calendar days. The Fund determines the maturity of variable or floating rate instruments in accordance with Securities and Exchange Commission ("SEC") rules which allow the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.

         In connection with Prime Obligation Fund's, Tax Free Obligations Fund's and Ohio Tax Free Obligations Fund's purchase of variable rate certificates of deposit ("CDs"), each Fund may enter into agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund's option. Time deposits which may be purchased by such Fund are deposits held in foreign branches of United States banks which have a specified term or maturity. The Funds purchase CDs from only those domestic savings and loan institutions which are regulated by the

Office of Thrift Supervision and the Federal Deposit Insurance Corporation ("FDIC"), and whose deposits are insured by either the Savings Association Insurance Fund or the Bank Insurance Fund, each of which is administered by the FDIC. However, because such Funds purchase large denomination CDs, they do not expect to benefit materially from such insurance. The policies described in this paragraph are non-fundamental and may be changed by the Board of Directors.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, bank or other institutional borrowers of securities. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from a shareholder's gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. When a Fund lends portfolio securities, it continues to be entitled to the interest payable on the loaned securities and, in addition, receives interest on the amount of the loan at a rate negotiated with the borrower. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to U.S. Bank National Association) in connection with these loans.

         U.S. Bank National Association ("U.S. Bank") (the Funds' custodian and an affiliate of the Advisor) may act as securities lending agent for the Funds and receive separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting U.S. Bank to provide such services and receive such compensation. U.S. Bank currently receives fees equal to 40% of the Funds' income from securities lending transactions.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         Each Fund may purchase securities on a when-issued or delayed delivery basis. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Funds do not receive income from these securities until such securities are delivered. Each Fund will also establish a segregated account with its custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. A Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund's net assets would be so invested.

MONEY MARKET FUNDS

         Each of the Funds may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the investing Fund. The money market funds in which the Funds may invest include other money market funds advised by the Advisor. Investments by a Fund in other money market funds advised by the Advisor are subject to certain restrictions contained in an exemptive order issued by the SEC.

SPECIAL FACTORS AFFECTING OHIO TAX FREE OBLIGATIONS FUND

         As described in the Prospectuses relating to Ohio Tax Free Obligations Fund, the Fund will invest most of its total assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions (Ohio Obligations). This Fund is therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Obligations. This information is derived from sources that are generally available to investors and is based in part on information obtained from various State and local agencies in Ohio. No independent verification has been made of any of the following information. It should be noted that the creditworthiness of obligations issued by local Ohio issuers may be unrelated to the creditworthiness of obligations issued by the State of Ohio, and that there is no obligation on the part of Ohio to make payment on such local obligations in the event of such default. Also note that the information does not apply to "conduit" obligations on which the public issuer itself has not financial responsibility.

         There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

         Ohio is the seventh most populous state. The reported Census count for 2000 was 11,353,140, up from 10,847,100 in 1990. While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and a significant portion of total employment in agribusiness.

         In earlier years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, from 1991 through 1998 the annual State rates were below the national rates (4.3% vs. 4.5% in 1998), but were again slightly higher in 1999 (4.3% vs. 4.2%) and 2000 (4.1% vs. 4.0%). The unemployment rate and its effects vary among geographic areas of the State.

         The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.

         The 1992-93 biennium presented significant challenges to State finances, successfully addressed. To allow time to resolve certain budget differences an interim appropriations act was enacted effective July 1, 1991; it included GRF debt service and lease rental appropriations for the entire biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium, passed on July 11, 1991, $200 million was transferred from the Budget Stabilization Fund (BSF, a cash and budgetary management fund) to the GRF in FY 1992.

         Based on updated results and forecasts in the course of that FY, both in light of a continuing uncertain nationwide economic situation, there was projected and then timely addressed an FY 1992 imbalance in GRF resources and expenditures. In response, the Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million; the $100.4 million BSF balance and additional amounts from certain other funds were transferred late in the FY to the GRF, and adjustments were made in the timing of certain tax payments.

         A significant GRF shortfall (approximately $520 million) was then projected for FY 1993. It was addressed by appropriate legislative and administrative actions, including the Governor's ordering $300 million in selected GRF spending reductions and subsequent executive and legislative action (a combination of tax revisions and additional spending reductions). The June 30, 1993 ending GRF fund balance was approximately $111 million, of which, as a first step to its replenishment, $21 million was deposited in the BSF. None of the spending reductions were applied to appropriations needed for debt service or lease rentals relating to any State obligations.

         The 1994-95 biennium presented a more affirmative financial picture. Based on June 30, 1994 balances, an additional $260 million was deposited in the BSF. The biennium ended June 30, 1995 with a GRF ending fund balance of $928 million, which, after leaving in the GRF an unreserved and undesignated balance of $70 million, was transferred to the BSF ($535.2 million) and other funds including school assistance funds and, in anticipation of possible federal program changes, a human services stabilization fund.

         From a higher than forecast 1996-97 mid-biennium GRF fund balance, $100 million was transferred for elementary and secondary school computer network purposes and $30 million to a new State transportation infrastructure fund. Approximately $400.8 million served as a basis for temporary 1996 personal income tax reductions aggregating that amount. Of the 1996-97 biennium-ending $834.9 million GRF fund balance, $250 million went to school buildings, $94 million to the school computer network, $44.2 million for school textbooks and instructional materials and a distance learning program, and $34 million to the BSF, and the $263 million balance to the State income tax reduction fund.

         The 1998-99 biennium ending GRF balances were $1.5 billion (cash) and $976 million (fund). Of that fund balance, $325.7 million was transferred to school building assistance, $46.3 million to the BSF, $90 million for classroom computers and interactive video distance learning, and the remaining amount to the State income tax reduction fund.

         The GRF appropriations acts for the current 2000-01 biennium (one for all education purposes, and one for general GRF purposes) were passed in June 1999 and promptly signed (after selective vetoes) by the Governor. Those acts provided for total GRF biennial expenditures of over $39.8 billion. Necessary GRF debt service and lease-rental appropriations for the entire biennium were requested in the Governor's proposed budget and incorporated in the appropriations bills as introduced, and were included in the bill versions as passed by the House and the Senate and in the acts as passed and signed.

         From the June 30, 2000 FY ending GRF fund balance of over $855 million transfers were made in amounts of $610 million to the income reduction fund and $49 million to the BSF. The BSF had a February 8, 2001 balance of over $1 billion.

         The State's incurrence or assumption of debt without a vote of the people is, with exceptions noted below, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)

         By 17 constitutional amendments approved from 1921 to date (the latest in 2000) Ohio voters authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At February 8, 2001, $1.88 billion (excluding certain highway bonds payable primarily from highway user receipts) of this debt was outstanding. The only such State debt at that date authorized to be incurred were portions of the highway bonds, and the following: (a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($25.4 million outstanding); (b) obligations for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year (over $1.11 billion outstanding); and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($131.4 million outstanding, with no more than $50 million to be issued in any one year).

         The electors in 1995 approved a constitutional amendment extending the local infrastructure bond program (authorizing an additional $1.2 billion of State full faith and credit obligations to be issued over 10 years for the purpose), and authorizing additional highway bonds (expected to be payable primarily from highway user receipts). The latter authorizes not more than $1.2 billion to be outstanding at any time and not more than $220 million to be issued in a fiscal year.

         A constitutional amendment approved by the voters in 1999 authorizes State general obligation debt to pay costs of facilities for a system of common schools throughout the State ($330.1 million outstanding as of February 8, 2001) and facilities for state supported and assisted institutions of higher education ($290 million outstanding).

         That 1999 amendment also provided that State general obligation debt and other debt represented by direct obligations of the State (including lease-rental obligations authorized by the Ohio Building Authority and by the Treasurer and previously by the Ohio Public Facilities Commission), may not be issued if future FY total debt service on those direct obligations to be paid from the GRF or net lottery proceeds exceeds 5% of total estimated revenues of the State for the GRF and from net State lottery proceeds during the FY of issuance.

         A constitutional amendment approved by Ohio electors in November 2000 authorizes the issuance of State bonds for land conservation and revitalization purposes (including statewide brownfields clean-up). For each of the two purposes, not more than $50,000,000 in principal amount may be issued in any FY and not more than $200,000,000 in principal amount may be outstanding in accordance with their terms at any time. The bonds for conservation purposes will be State general obligations, and those for revitalization purposes will be special obligations of the State payable from revenues and receipts to be designated by the General Assembly.

         The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Building Authority and the State Treasurer, and previously by the Ohio Public Facilities Commission, over $4.94 billion of which were outstanding or awaiting delivery at February 8, 2001.

         In recent years, State agencies have participated in transportation and office building projects that may have some local as well as State use and benefit, in connection with which the State enters into lease purchase agreements with terms ranging from 7 to 20 years. Certificates of participation, or special obligation bonds of the State or a local agency, are issued that represent fractionalized interests in or are payable from the State's anticipated payments. The State estimates highest future FY payments under those agreements (as of February 8, 2001) to be approximately $28 million (of which $23.9 million is payable from sources other than the GRF, such as federal highway money distributions). State payments under all those agreements are subject to biennial appropriations, with the lease terms being two years subject to renewal if appropriations are made.

         A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing. The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

         A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues.)

         State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.

         Local school districts in Ohio receive a major portion (state-wide aggregate of less than 50% in FY 2000) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 125 districts (as of February 5, 2001) on voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, has been pending questioning the constitutionality of Ohio's system of school funding and compliance with the constitutional requirement that the State provide a "thorough and efficient system of common schools." In May 2000 the Ohio Supreme Court in a 4-3 decision concluded, as it had in 1997, that the State, even after crediting significant gubernatorial and legislative steps in recent years, did not comply with that requirement. It set as general base threshold requirements that every school district have enough funds to operate, an ample number of teachers, sound and safe buildings, and equipment sufficient for all students to be afforded an educational opportunity. The Court maintains continuing jurisdiction, and has scheduled for June 2001 further review by it of State responses to its ruling. With particular respect to funding sources, the Supreme Court repeated its conclusion that property taxes no longer may be the primary means of school funding in Ohio, noting that recent efforts to reduce that historic reliance have been laudable but in its view insufficient.

         A small number of the State's 611 local school districts have in any year required special assistance to avoid year-end deficits. A now superseded program provided for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. The annual number of loans under this program ranged from 10 to 44, and the aggregate annual dollar amount of loans ranged from over $11 million to over $113 million (including $90 million to one for restructuring its prior loans).

         Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes to finance their operations. With other subdivisions, they also receive local government support and property tax relief moneys from State resources.

         For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. (Similar procedures have recently been extended to counties and townships.) As of February 8, 2001, six municipalities were in "fiscal emergency" status and four in preliminary "fiscal watch" status, and a school district "fiscal emergency" provision was applied to 11 districts with three on preliminary "fiscal watch" status.

         At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio Obligations held in the Ohio Tax Free Obligations Fund or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

CFTC INFORMATION

         The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended. The CFTC requires the registration of "commodity pool operators," which are defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in any commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which (i) will use commodity futures or commodity options contracts solely for bona fide hedging purposes (provided, however, that in the alternative, with respect to each long position in a commodity future or commodity option contract, an investment company may meet certain other tests set forth in Rule 4.5); (ii) will not enter into commodity futures and commodity options contracts for which the aggregate initial margin and premiums exceed 5% of its assets; (iii) will not be marketed to the public as a commodity pool or as a vehicle for investing in commodity interests; (iv) will disclose to its investors the purposes of and limitations on its commodity interest trading; and (v) will submit to special calls of the CFTC for information. Any investment company desiring to claim this exclusion must file a notice of eligibility with both the CFTC and the National Futures Association. FAF has made such notice filings with respect to those Funds which may invest in commodity futures or commodity options contracts.


                               PORTFOLIO TURNOVER

         The Funds generally intend to hold their portfolio securities to maturity. In certain instances, however, a Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. A Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because each Fund invests in short-term securities and manages its portfolio as described above in "Investment Restrictions" and "Investment Objectives and Policies" and, as set forth "Fund Summaries" sections of the Funds' Prospectuses, each Fund's portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Funds invest and because the transactional costs are small, the high turnover is not expected to materially affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, and, therefore, each Fund's turnover rate for reporting purposes will be zero.


                        DIRECTORS AND EXECUTIVE OFFICERS

         The directors and executive officers of FAF are listed below, together with their business addresses and their principal occupations during the past five years. Under Minnesota law, FAF's Board of Directors is generally responsible for the overall operation and management of FAF. Directors who are "interested persons" (as that term is defined in the 1940 Act) of FAF are identified with an asterisk.

DIRECTORS

         Robert J. Dayton, 5140 Norwest Center, Minneapolis, Minnesota 55402:
Director of FAF since December 1994, of FAIF since September 1994, of FASF since June 1996 and of FAIP since August 1999; Chairman (1989-1993) and Chief Executive Officer (1993-present), Okabena Company (private family investment office). Age: 59.

         * Andrew S. Duff, 800 Nicollet Mall, Minneapolis, Minnesota 55402:
Director of FAF, FAIF, FASF and FAIP since August 2001; President and Chief Executive Officer of U.S. Bancorp Piper Jaffray and Vice Chairman of U.S. Bank since 2000; President and Chief Operating Officer of U.S. Bancorp Piper Jaffray (1995-2000); employee at Piper Jaffray since 1980. Age: 43.

         Roger A. Gibson, 1020 15th Street, Ste. 41A, Denver, Colorado 80202:
Director of FAF, FAIF and FASF since October 1997, and of FAIP since August 1999; Vice President of Cargo for United Airlines since 2001; prior to his current position, served most recently as Vice President of the North America-Mountain Region for United Airlines (1995-2001); employee at United Airlines since 1967. Age: 55.

         Andrew M. Hunter III, 537 Harrington Road, Wayzata, Minnesota 55391:
Director of FAIF, FAF and FASF since January 1997, and of FAIP since August 1999; Chairman of Hunter, Keith Industries, a diversified manufacturing and services management company, since 1975. Age: 54.

         Leonard W. Kedrowski, 16 Dellwood Avenue, Dellwood, Minnesota 55110:
Director of FAF and FAIF since November 1993, of FASF since July 1996, and of FAIP since August 1999; Owner of Executive Management Consulting, Inc., a management consulting firm; Chief Executive Officer of Creative Promotions International LLC, promotional award programs and products; Vice President, Chief Financial Officer, Treasurer, Secretary and Director of Anderson Corporation, a large privately-held manufacturer of wood windows, from 1983 to October 1992. Age: 59.

         * John M. Murphy, Jr., 601 Second Avenue South, Minneapolis, Minnesota 55402: Director of FAIF, FAF and FASF since June 1999, and of FAIP since August 1999; Chairman and Chief Investment Officer of First American Asset Management and U.S. Bank Trust, N.A., and Executive Vice President of U.S. Bancorp, from 1991 to 1999; Executive Vice President of U.S. Bancorp since January 1999; Chairman Minnesota - U.S. Bancorp since 2000. Age 59.

         Richard K. Riederer, 741 Chestnut Road, Sewickley, Pennsylvania 15143:
Director of FAF, FAIF, FASF and FAIP since August 2001; Retired; President and Chief Executive Officer of Weirton Steel from 1995 to 2001; Director of Weirton Steel from 1993 to 2001; Executive Vice President and Chief Financial Officer, Weirton Steel from 1994 to 1995; Vice President of Finance and Chief Financial Officer, Weirton Steel from 1989 to 1994. Age: 57.

         Joseph D. Strauss, 8525 Edenbrook Crossing, # 5, Brooklyn Park, Minnesota 55443: Director of FAF since 1984 and of FAIF since April 1991, of FASF since June 1996, and of FAIP since August 1999; Chairman of FAF's and FAIF's Boards from 1993 to September 1997 and of FASF's Board from June 1996 to September 1997; President of FAF and FAIF from June 1989 to November 1989; Owner and President, Strauss Management Company, since 1993; Owner and President, Community Resource Partnerships, Inc., a community business retention survey company, since 1992; Owner and President, Excensus(TM), LLC, a consulting firm, since 2000; Attorney-at-law. Age: 61.

         Virginia L. Stringer, 712 Linwood Avenue, St. Paul, Minnesota 55105:
Chair of FAIF's, FAF's and FASF's Boards since September 1997, and of FAIP's Board since 1999; Director of FAIF since August 1987, of FAF since April 1991, of FASF since June 1996, and of FAIP since August 1999; Owner and President, Strategic Management Resources, Inc. since 1993; formerly President and Director of The Inventure Group, a management consulting and training company, President of Scott's, Inc., a transportation company, and Vice President of Human Resources of The Pillsbury Company. Age: 56.

         James M. Wade, 2802 Wind Bluff Circle, Wilmington, North Carolina 28409: Director of FAIF, FAF, FASF and FAIP since August 2001; Owner and President, Jim Wade Homes, a home manufacturing company, since 1999; Vice President and Chief Financial Officer, Johnson Controls, Inc., a controls manufacturing company from January 1987 to May 1991. Age: 57.

EXECUTIVE OFFICERS

         Thomas S. Schreier, Jr., U.S. Bancorp Piper Jaffray Asset Management, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55402; President of FAIF, FAF, FASF, and FAIP since February 28, 2001; Chief Executive Officer of U.S. Bancorp Piper Jaffray Asset Management, Inc. since May 2001; Chief Executive Officer of First American Asset Management from December 2000 through May 2001 and of Firstar Investment & Research Management Company from February 2001 through May 2001; Senior Managing Director and Head of Equity Research of U.S. Bancorp Piper Jaffray through December 2000; Senior Airline Analyst and Director of Equity Research of Credit Suisse First Boston through 1998. Age: 38.

         Mark S. Jordahl, U.S. Bancorp Piper Jaffray Asset Management, Inc. 601 Second Avenue South, Minneapolis, Minnesota 55402; Vice President - Investments, FAIF, FAF, FASF and FAIP since September 19, 2001; Chief Investment Officer of U.S. Bancorp Piper Jaffray Asset Management, Inc. since September 2001; President and Chief Investment Officer, ING Investment Management - Americas (September 2000 to present); Senior Vice President and Chief Investment Officer, ReliaStar Financial Corp. (January 1998 to September 2000); Executive Vice President and Managing Director, Washington Square Advisers (January 1996 to December 1997); Senior Vice President, Private Placements, Washington Square Capital, Inc. (January 1992 to January 1996). Age: 41.

         Peter O. Torvik, U.S. Bancorp Piper Jaffray Asset Management, Inc. 601 Second Avenue South, Minneapolis, Minnesota 55402; Vice President Marketing of FAIF, FAF, FASF and FAIP since September 20, 2000; Executive Vice President of U.S. Bancorp Piper Jaffray Asset Management since May 2001; Executive Vice President of First American Asset Management from February 2001 through May 2001; President and partner of DPG Group, a Florida-based partnership engaged in affinity marketing through 2000. Age: 46.

         Jeffery M. Wilson, U.S. Bancorp Piper Jaffray Asset Management, Inc. 601 Second Avenue South, Minneapolis, Minnesota 55402; Vice President Administration of FAIF, FAF, FASF and FAIP since March 11, 2000; Senior Vice President of U.S. Bancorp Piper Jaffray Asset Management since May 2001; Senior Vice President of First American Asset Management through May 2001. Age: 44.

         Robert H. Nelson, U.S. Bancorp Piper Jaffray Asset Management, Inc. 601 Second Avenue South, Minneapolis, Minnesota 55402; Treasurer of FAIF, FAF, FASF and FAIP since March 11, 2000; Senior Vice President of U.S. Bancorp Piper Jaffray Asset Management since May 2001; Senior Vice President of First American Asset Management from 1998 through May 2001 and of Firstar Investment & Research Management Company from February 2001 through May 2001; Senior Vice President of Piper Capital Management Inc. through 1998. Age: 37.

         James L. Chosy, U.S. Bancorp Piper Jaffray Asset Management, Inc. 601 Second Avenue South, Minneapolis, Minnesota 55402; Secretary of FAIF, FAF, FASF and FAIP since 2000; Associate General Counsel of U.S. Bancorp since 1996. Age:
37.

         Michael J. Radmer, 220 South Sixth Street, Minneapolis, Minnesota 55402; Assistant Secretary of FAIF, FAF, FASF and FAIP since March 2000; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm and general counsel of FAIF, FAF and FASF. Age: 56.

         James D. Alt, 220 South Sixth Street, Minneapolis, Minnesota 55402; Assistant Secretary of FAF, FAIF and FASF since September 1998, and of FAIP since September 1999; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm. Age: 50.

         Kathleen L. Prudhomme, 220 South Sixth Street, Minneapolis, Minnesota 55402; Assistant Secretary of FAF, FAIF and FASF since September 1998, and of FAIP since September 1999; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm. Age: 48.

         Douglas G. Hess, 612 E. Michigan Street, Milwaukee, WI 53202; Assistant Secretary for FAIF, FAF, FASF and FAIP since September 19, 2001; Assistant Vice President, Fund Compliance Administrator, Firstar Mutual Fund Services since March 1997. Age: 34.

COMPENSATION

         The First American Family of Funds, which includes FAIF, FAF, FASF, FAIP and FACEF, currently pays only to directors of the funds who are not paid employees or affiliates of the funds, a fee of $27,000 per year ($40,500 in the case of the Chair) plus $4,000 ($6,000 in the case of the Chair) per meeting of the Board attended and $1,200 per committee meeting attended ($1,800 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. In the event of telephonic Board or committee meetings, each director receives a fee of $500 per Board or committee meeting ($750 in the case of the Chair or committee chair). In addition, directors may receive a per diem fee of $1,500 per day, plus travel expenses when directors travel out of town on Fund business. However, directors do not receive the $1,500 per diem amount plus the foregoing Board or committee fee for an out-of-town committee or Board meeting but instead receive the greater of the total per diem fee or meeting fee. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which Michael J. Radmer, James D. Alt, and Kathleen L. Prudhomme, Assistant Secretaries of FAIF, FAF, FASF, FAIP and FACEF, are partners. The following table sets forth information concerning aggregate compensation paid to each director of FAF (i) by FAF (column 2), and (ii) by FAIF, FAF, FASF, FAIP and FACEF collectively (column 5) during the fiscal year ended September 30, 2000. No executive officer or affiliated person of FAF received any compensation from FAF in excess of $60,000 during such fiscal year:

            (1)                         (2)               (3)              (4)                 (5)
 NAME OF PERSON, POSITION            AGGREGATE        PENSION OR    ESTIMATED ANNUAL   TOTAL COMPENSATION
                                   COMPENSATION       RETIREMENT      BENEFITS UPON    FROM REGISTRANT AND
                                 FROM REGISTRANT * BENEFITS ACCRUED    RETIREMENT       FUND COMPLEX PAID
                                                    AS PART OF FUND                      TO DIRECTORS**
                                                       EXPENSES
Robert J. Dayton, Director           $ 34,001             -0-               -0-             $ 57,200
Roger A. Gibson, Director              25,033             -0-               -0-               54,800
Andrew M. Hunter III, Director         17,764             -0-               -0-               56,000
Leonard W. Kedrowski, Director         26,732             -0-               -0-               58,400
Robert L. Spies, Director***           18,802             -0-               -0-               59,600
John M. Murphy, Jr., Director               0             -0-               -0-                    0
Joseph D. Strauss, Director            35,272             -0-               -0-               65,600
Virginia L. Stringer, Director         44,285             -0-               -0-               74,500

-----------------------------------------

* Included in the Aggregate Compensation From Registrant under column 2 are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $4,659; Andrew M. Hunter III, $9,591; Leonard W. Kedrowski, $4,932; Robert L. Spies, $10,272; and Joseph D. Strauss, $2,300.

** Deferred compensation is included in the Total Compensation under column 5 for the following directors: Roger A. Gibson, $20,525; Andrew M. Hunter III, $42,250; Leonard W. Kedrowski, $21,725; Robert L. Spies, $45,250; and Joseph D. Strauss, $10,130.

*** Robert L. Spies did not stand for re-election at the August 30, 2001 shareholder meeting. At that same meeting, Andrew S. Duff, Richard K. Riederer and James M. Wade were elected to the Board of Directors.

         The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in the shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on fund assets and liabilities and will not obligate the funds to retain any director or pay any particular level of compensation.

                                 CODE OF ETHICS

         First American Funds, Inc., U.S. Bancorp Piper Jaffray Asset Management, Inc., and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts. These Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor"), 601 Second Avenue South, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Funds. The Advisor is an affiliate of U.S. Bank National Association, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank National Association is, in turn, a subsidiary of U.S. Bancorp ("USB"), 601 Second Avenue South, Minneapolis, Minnesota 55402, which is a regional, multi-state bank holding company headquartered in Minneapolis, Minnesota. USB operates four banks and eleven trust companies with banking offices in 16 contiguous states. USB also has various other subsidiaries engaged in financial services. At September 30, 2000 on a pro forma combined basis, USB and its consolidated subsidiaries had consolidated assets of more than $86 billion, consolidated deposits of more than $51 billion and shareholders' equity of more than $8 billion.

         Pursuant to an Investment Advisory Agreement, effective as of January 20, 1995 (the "Advisory Agreement"), the Funds engaged U.S. Bank National Association, through its First American Asset Management group, to act as investment advisor for and to manage the investment of the Funds' assets. The Advisory Agreement was assigned to the Advisor pursuant to an Assignment and Assumption Agreement dated May 2, 2001. Prior to October 1, 2001, each Fund will pay the Advisor monthly fees calculated on an annual basis equal to .40 of 1% of the Fund's average daily net assets. After October 1, 2001, the monthly fee paid to the Advisor will equal, on an annual basis, 0.35 of 1% of the Fund's average daily net assets.

         The Advisory Agreement requires the Advisor to arrange, if requested by FAF, for officers or employees of the Advisor to serve without compensation from the Funds as directors, officers, or employees of FAF if duly elected to such positions by the shareholders or directors of FAF. The Advisor has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds' investment policies, subject to review by the Board of Directors of FAF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds' distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to FAF's Board of Directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds' investments and to discharge its duties as investment advisor of the Funds.

         In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board of Directors or the investment objectives and policies of the Funds. The Advisor has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory Agreement by the Advisor.

         The Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to each of the Funds from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time unless otherwise set forth in the Prospectus. The Advisor also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

         The following table sets forth total advisory fees before waivers and after waivers for each of the Funds for the fiscal years ended September 30, 1998, September 30, 1999 and September 30, 2000:

                                      Year Ended                     Year Ended                     Year Ended
                                  September 30, 1998             September 30, 1999             September 30, 2000

                              Advisory Fee   Advisory Fee    Advisory Fee   Advisory Fee    Advisory Fee   Advisory Fee
                             Before Waivers  After Waivers  Before Waivers  After Waivers  Before Waivers  After Waivers
Government Obligations Fund   $  6,013,155   $  5,031,567    $  7,246,387   $  6,060,287    $  7,197,627   $  6,131,785
Prime Obligations Fund          25,709,852     20,468,245      42,361,239     36,048,136      47,309,640     42,594,558
Tax Free Obligations Fund        1,002,936(1)     674,436(1)    2,709,709      2,199,008       2,766,005      2,325,107
Treasury Obligations Fund       19,284,901     16,240,243      24,069,258     20,324,364      23,308,337     20,026,508

(1) Information is for the ten month period from December 1, 1997 to September 30, 1998.

         The other Funds are successors to Predecessor Firstar Funds and thus were not governed by the Advisory Agreement during the past three fiscal years.

DISTRIBUTOR AND DISTRIBUTION PLANS

         Quasar Distributors, LLC (the "Distributor" ) serves as the distributor for the Funds' Shares. The Distributor is a wholly-owned subsidiary of U.S. Bancorp. Prior to October 1, 2001, SEI Investments Distribution Co. served as the distributor for the Funds' Shares.

         The Distributor serves as distributor for the Class A, Class I, Class Y, Class D Shares and the Treasury Reserve Fund pursuant to a Distribution Agreement dated October 1, 2001 (the "Class A / Class I / Class Y / Class D Distribution Agreement") between itself and the Funds, as distributor for the Class B Shares pursuant to a Distribution and Service Agreement dated October 1, 2001, (the "Class B Distribution and Service Agreement") between itself and the Funds, as distributor for the Class C Shares pursuant to a Distribution and Service Agreement dated October 1, 2001 ("Class C Distribution and Service Agreement") between itself and the Funds, and as distributor for the Class S Shares pursuant to a Distribution and Service Agreement dated October 1, 2001, (the "Class S Distribution and Service Agreement"). These agreements are referred to collectively as the "Distribution Agreements."

         Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The shares of the Funds are distributed through the Distributor and through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         U.S. Bancorp Investment Services, Inc. ("USBI") and U.S. Bancorp Piper Jaffray Inc. ("Piper"), broker-dealers affiliated with the Advisor, are Participating Institutions. The Advisor pays USBI and Piper up to 0.25% of the portion of each Fund's average daily net assets attributable to Class Y Shares for which USBI or Piper are responsible, respectively, in connection with USBI's or Piper's provision of shareholder support services. Such amounts paid to USBI and Piper, by the Advisor, will not affect any agreement by the Advisor to limit expenses of each Fund.

         The Class A Shares pay to the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. This fee is calculated and paid each month based on average daily net assets of Class A Shares of each Fund for that month.

         The Class B shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class B shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B shares beginning one year after purchase. The Class B shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B shares. The distribution fee is intended to compensate the distributor for advancing a commission to institutions purchasing Class B shares.

         The Class C shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class C shares. The fee may be used by the Distributor to provide compensation for shareholder activities with respect to the Class C shares. This fee is calculated and paid each month based on average daily net assets of the Class C shares. The Class C shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class C shares. The Distributor may use the distribution fee to provide compensation to institutions through which shareholders hold their shares beginning one year after purchase.

         The Class D Shares of each Fund pay a shareholder servicing fee to the Distributor monthly at the annual rate of 0.15% of each Fund's Class D average daily net assets. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class D Shares of the kinds described in the Class D Shares Prospectus. This fee is calculated and paid each month based on average daily net assets of Class D Shares of each Fund for that month.

         The Distributor receives no compensation for distribution or shareholder servicing of the Class I and Class Y Shares.

         The Treasury Reserve Fund pays a shareholder servicing fee to the Distributor monthly at the annual rate of 0.50% of the Fund's average daily net assets. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Treasury Reserve Fund Shares of the kinds described in the Treasury Reserve Fund Prospect. This fee is calculated and paid each month based on average daily net assets of Treasury Reserve Fund Shares for that month.

         The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAF and by the vote of the majority of those Board members of FAF who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF's Rule 12b-1 Plans of Distribution or in any agreement related to such plans.

         SEI Investments Distribution Co. and Quasar Distributors, LLC as applicable, received the following compensation from each Fund listed below during its most recent fiscal year. The other Funds are successors to the Predecessor Firstar Funds and thus were not governed by the Funds' distribution plans and agreements during the last three fiscal years.

                              Net Underwriting and   Compensation on         Brokerage       Other Compensation
                                   Commissions       Redemptions and        Commissions
                                                       Repurchases
Government Obligations Fund          None                 None                 None                  None
Prime Obligations Fund               None                 None                 None                  None
Tax Free Obligations Fund            None                 None                 None                  None
Treasury Obligations Fund            None                 None                 None                  None

         FAF has entered into a Shareholder Service Plan and Agreement between itself and the Distributor with respect to the Class S Shares of the Funds. Under the Shareholder Service Plan and Agreement, the Distributor has agreed to provide, or will enter into written agreements with service providers pursuant to which the service providers will provide, one or more specified shareholder services to beneficial owners of Class S Shares. The Distributor has agreed that the services provided pursuant to the Shareholder Service Plan and Agreement will in no event be primarily intended to result in the sale of Class S Shares. Pursuant to the Shareholder Service Plan and Agreement, the Funds have agreed to pay the Distributor a fee at an annual rate of 0.25% of the average net asset value of the Class S Shares, computed daily and paid monthly. The Distributor is to pay any shareholder service providers with which it enters into written agreements out of this amount.

         The Distributor receives no compensation from the Funds with respect to the Class S Shares other than the shareholder servicing fees. During the last fiscal year, no shareholder servicing fees have been paid to the Distributor since Class S Shares were not offered during the last fiscal year.

         FAF has adopted Plans of Distribution (the "Plans") with respect to Class A, Class B, Class C and Class D Shares of the Funds and Treasury Reserve Fund, respectively, pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plans authorize the Funds to pay the Distributor fees for the services it performs for the Funds as described in the preceding paragraphs. The Class B Plan and Class C Plan also authorize the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B Shares and Class C Shares, respectively. The Plans recognize that the Advisor, the Administrators, the Distributor, and any Participating Institution, in their discretion, may use their own assets to pay for certain additional costs of distributing shares of the Funds. Any such arrangement to pay such additional costs may be commenced or discontinued by the Advisor, the Administrators, the Distributor, or any Participating Institution at any time.

         Each Plan is a "compensation-type" plan under which the Distributor is entitled to receive the distribution fee regardless of whether its actual distribution expenses are more or less than the amount of the fee. If, after payments by the Distributor for advertising, marketing, and distribution, there are any remaining fees, these may be used as the Distributor may elect. Because the amounts payable under the Plans will be commingled with the Distributor's general funds, including the revenues it receives in the conduct of its business, it is possible that certain of the Distributor's overhead expenses will be paid out of Plan fees and that these expenses may include items which the SEC Staff has noted, for example, the costs of leases, depreciation, communications, salaries, training, and supplies. The Funds believe that such expenses, if paid, will be paid only indirectly out of the fees being paid under the Plans.

The following tables set forth the total Rule 12b-1 fees, after waivers, paid by each class of the Funds listed below for the fiscal years ended September 30, 1998, September 30, 1999 and September 30, 2000. The other Funds are successors to the Predecessor Firstar Funds and thus were not governed by the Funds' distribution plans and agreements during the last three fiscal years.

                                                        Year Ended September 30, 1998
                                  Class A          Class B           Class C        Class Y        Class D
Government Obligations Fund    $   166,887(1)      $     *           $    *          $   0      $   621,492
Prime Obligations Fund           3,214,942          20,640           $  904              0          392,629
Tax Free Obligations Fund          203,999(2)            *                *              0           21,952(2)
Treasury Obligations Fund          176,091(3)            *                *              0        5,046,268

                                                        Year Ended September 30, 1999
                                  Class A          Class B           Class C        Class Y        Class D
Government Obligations Fund    $ 1,096,656         $     *           $    *          $   0      $   571,999
Prime Obligations Fund          10,280,070         $37,546           $  904              0          538,850
Tax Free Obligations Fund          718,454               *                *              0           45,542
Treasury Obligations Fund           99,338               *                *              0        5,947,592

                                                          Year Ended September 30, 2000
                                  Class A          Class B           Class C        Class Y        Class D
Government Obligations Fund    $ 1,113,870         $     *           $    *          $   0      $   646,633
Prime Obligations Fund          11,347,336          40,878            2,845              0          741,724
Tax Free Obligations Fund          746,687               *                *              0           44,856
Treasury Obligations Fund           76,139               *                *              0        5,311,719

* The Fund did not offer this class of shares during the period indicated.
(1)      For the period from April 29, 1998 to September 30, 1998.
(2)      For the ten month period from December 1, 1997 to September 30, 1998.
(3)      For the period from November 3, 1997 to September 30, 1998.

ADMINISTRATOR; CUSTODIAN; COUNSEL; AUDITORS

         ADMINISTRATOR. Effective October 1, 2001, U.S. Bancorp Piper Jaffray Asset Management, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55402, and Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202 (collectively the "Administrators"), will serve as co-Administrators pursuant to a Co-Administration Agreement between the Administrators and the Funds. The Administrators will provide administration services to the Fund and serve as the Funds' Administrators. The Administrators are each subsidiaries of U.S. Bancorp. Under the Co-Administration Agreement, the Administrators provide, or compensate others to provide, services to the Funds. These services include various oversight and legal services, accounting services, dividend disbursing services and shareholder services. Firstar Mutual Fund Services, LLC pursuant to the Co-Administration Agreement will also serve as each Fund's transfer agent. The Funds pay the Administrators fees which are calculated daily and paid monthly, equal to each fund's pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion, 0.235% on the next $17 billion of aggregate average daily assets, 0.22% on the next $25 billion of aggregate average daily assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $50 billion. (For the purposes of this Agreement, the First American fund family includes all series of FAF, FASF, FAIF and FAIP.) In addition, the Funds pay U.S. Bank annual fees of $18,500 per CUSIP, shareholder account maintenance fees of $9 to $15 per account, closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account.

         Between January 1, 2000 and September 30, 2001 U.S. Bank National Association served as the sole administrator for the Funds. The Funds paid U.S. Bank National Association fees which were calculated daily and paid monthly, equal to each Fund's pro rata share of an amount equal, on an annual basis, to 0.12% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. In addition, the Funds paid U.S. Bank annual fees of $18,500 per CUSIP, shareholder account fees of $15 per account, closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account.

         Prior to January 1, 2000, SEI Investments Management Corporation served as the administrator for the Funds. SEI Investments Management Corporation is a wholly-owned subsidiary of SEI Investments Company. See "- Distributor and Distribution Plans" above. The Funds paid to SEI Investment Management a fee equal to (i) 0.070% of each Fund's average daily net assets until aggregate net assets of all Funds exceeded $8 billion and (ii) 0.055% to the extent aggregate net assets of all Funds exceeded $8 billion.

         The following table sets forth total administrative fees, after waivers, paid by each of the Funds listed below to U.S. Bank National Association and SEI Investment Management Corporation, as applicable, for the fiscal years ended September 30, 1998, September 30, 1999 and September 30, 2000:

                                      Year Ended            Year Ended            Year Ended
                                  September 30, 1998    September 30, 1999    September 30, 2000
Government Obligations Fund        $     915,374            $1,067,565          $  1,056,986
Prime Obligations Fund                 3,868,312             6,234,662             6,937,700
Tax Free Obligations Fund                149,868(1)            399,068               405,449
Treasury Obligations Fund              2,904,106             3,543,123             3,424,307

(1)      For the ten month period from December 1, 1997 to September 30, 1998.

         The other Funds are successors to the Predecessor Firstar Funds and thus were not governed by the Funds' administration agreements with U.S. Bank National Association and SEI Investment Management Corporation during the last three fiscal years.

         CUSTODIAN. U.S. Bank National Association (the "Custodian") acts as custodian of the Funds' assets and portfolio securities pursuant to a Custodian Agreement between First Trust National Association and the Funds. First Trust's rights and obligations under the Custodian Agreement were assigned to U.S. Bank pursuant to an Assignment and Assumption Agreement between First Trust and U.S. Bank. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. The duties of the Custodian are limited to receiving and safeguarding the assets and securities of the Funds and to delivering or disposing of them pursuant to the Funds' order. The Custodian is granted a lien for unpaid compensation upon any cash or securities held by it for the Funds.

         GENERAL COUNSEL. Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, is outside general counsel for the Funds.

         COUNSEL TO THE INDEPENDENT DIRECTORS. Gardner, Carton & Douglas, Quaker Tower, 321 North Clark Street, Chicago, IL 60610-4795,is counsel to the directors of the Funds, who are not interested persons (as defined in the 1940
Act) of the Funds.

         AUDITORS. Ernst & Young LLP, 1400 Pillsbury Center, Minneapolis, Minnesota 55402, serves as the Funds' independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the years ended September 30, 1999 and September 30, 2000.

         KPMG LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, acted as the Funds' independent auditors, providing audit services including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the fiscal periods ended as of September 30, 1998.

         PricewaterhouseCoopers LLP, 100 E. Wisconsin Avenue, Suite 1500, Milwaukee Wisconsin 53202, served as the Predecessor Firstar Funds' independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the fiscal period ended as of October 31, 2000.

                             PORTFOLIO TRANSACTIONS

         As the Funds' portfolios are exclusively composed of debt, rather than equity securities, most of the Funds' portfolio transactions are effected with dealers without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting such portfolio transactions on behalf of the Funds, the Advisor seeks the most favorable net price consistent with the best execution. The Advisor may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the market and the desire of the Advisor to accept a particular price for a security because the price offered by the dealer meets guidelines for profit, yield, or both. The Funds may authorize the Advisor to place brokerage orders with some brokers who help distribute the Funds' shares, if the Advisor reasonably believes that transaction quality and commissions, if any, are comparable to that available from other qualified brokers.

         Decisions with respect to placement of the Funds' portfolio transactions are made by the Advisor. The primary consideration in making these decisions is efficiency in executing orders and obtaining the most favorable net prices for the Funds. Most Fund transactions are with the issuer or with major dealers acting for their own account and not as brokers. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to the Advisor. Such research services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts.

         The research services may allow the Advisor to supplement its own investment research activities and enable the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Advisor would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions.

         The Advisor has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Advisor, except as noted below. The Advisor may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Advisor with research services, which the Advisor anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that any Fund will pay brokerage commissions, if it does, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Advisor determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the Funds.

         No Fund effects brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with its Advisor or Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board of Directors. Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as such Fund can obtain elsewhere and at least as favorable as such affiliate broker-dealer normally gives to others.

         When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions will produce better executions for each client.

         During the fiscal year ended September 30, 2000, the Funds paid no brokerage commissions to affiliated brokers.

         At September 30, 2000, Prime Obligations Fund held securities of broker-dealers which are deemed to be "regular brokers or dealers" of the Funds under the 1940 Act (or of such broker-dealers' parent companies) in the following amounts:

               Goldman Sachs (commercial paper)                $ 122,654,000
               Goldman Sachs (notes)                              88,000,000
               Morgan Stanley Dean Witter (commercial paper)     200,000,000
               Morgan Stanley Dean Witter (notes)                150,000,000

                                  CAPITAL STOCK

         Each share of the Funds' $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

         Each share of the Funds has one vote. On some issues, such as the election of directors, all shares of all FAF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.

         The Bylaws of FAF provide that annual shareholders' meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.

         As of August 15, 2001, the directors and officers of FAF as a group owned less than one percent of each Fund's outstanding shares. As of August 21, 2001, the Funds were aware that the following persons owned of record five percent or more of the outstanding shares of each class of stock of the Funds (information is provided on a pre-combination basis (pre-merger) so that only information for Existing First American Funds and Predecessor Firstar Funds is shown as of August 21, 2001).

                                                              Percentage of Outstanding Shares
                                               -----------------------------------------------------------
                                               Class A      Class B      Class C      Class D      Class Y
----------------------------------------------------------------------------------------------------------
Treasury Obligations Fund
---------------------------------------------
US BANK NA                                     32.25%
US BANK TRUST CENTER
ATTN LINDA FRITZ SPER0603
180 5TH ST E
SAINT PAUL  MN 55101-2672

SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE      62.00%
BENEFIT OF CUSTOMERS OF FBS INVESTMENT
SERVICES INC
ATTN MONEY FUND UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS  MN 55402-7020

US BANK NA                                                                            99.83%
US BANK TRUST CENTER
ATTN LINDA FRITZ SPER0603
180 5TH ST E
ST PAUL MN 55101-2672

                                                              Percentage of Outstanding Shares
                                               -----------------------------------------------------------
                                               Class A      Class B      Class C      Class D      Class Y
----------------------------------------------------------------------------------------------------------
Treasury Obligations Fund (continued)
---------------------------------------------
US BANK NA                                                                                         49.97%
US BANK TRUST CENTER
ATTN LINDA FRITZ SPER0603
180 5TH ST E
SAINT PAUL  MN 55101-2672

SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE                                                          15.34%
BENEFIT OF CUSTOMERS OF FBS INVESTMENT
SERVICES INC
ATTN MONEY FUND UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS  MN 55402-7020

FIRSTAR BANK                                                                                       33.63%
PO BOX 387
SAINT LOUIS  MO 63166-0387

---------------------------------------------
Government Obligations Fund
---------------------------------------------

GOV OBLIG FD A OMNIBUS ACCOUNT                 91.22%
USBANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN;  TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS  MN 55402-4303

SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE       5.76%
BENEFIT OF CUSTOMERS OF FBS INVESTMENT
SERVICES INC
ATTN MUTUAL FUND UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS MN 55402-7020

US BANK NA                                                                            99.58%
US BANK TRUST CENTER
ATTN LINDA FRITZ SPER0603
180 5TH ST E
SAINT PAUL MN 55101-2672

US BANK NA                                                                                         53.72%
US BANK TRUST CENTER
ATTN LINDA FRITZ SPER0603
180 5TH ST E
SAINT PAUL MN 55101-2672

SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE                                                          39.25%
BENEFIT OF CUSTOMERS OF FBS INVESTMENT
SERVICES INC
100 SOUTH FIFTH ST SUITE 1400
ATTN; MONEY FUND UNIT R/R
MINNEAPOLIS MN 55402-1217

---------------------------------------------
Prime Obligations Fund
---------------------------------------------

PRIME OBLIG A OMNIBUS ACCOUNT                  79.10%
USBANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OT ITS CUSTOMERS
ATTN:  TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS MN 55402-4303

                                                              Percentage of Outstanding Shares
                                               -----------------------------------------------------------
                                               Class A      Class B      Class C      Class D      Class Y
----------------------------------------------------------------------------------------------------------
Prime Obligations Fund (continued)
---------------------------------------------
SPECIAL CUSTODY ACCOUNT FOR THE                18.96%
EXCLUSIVE BENEFIT OF CUSTOMERS OF
FBS INVESTMENT SERVICES INC
ATTN MONEY FUND UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS MN 55402-7020

PRIME OBLIGATIONS B OMNIBUS ACCT                            33.86%
USBANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OT ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS MN 55402-4303

US BANCORP INVETSMENTS INC                                   5.68%
FBO 531855831
100 FIFTH STREET SUITE 1400
MINNEAPOLIS MN 55402-1217

PRIME OBLIGATIONS C OMNIBUS ACCOUNT                                      80.76%
USBANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS MN 55402-4303

DONALDSON LUFKIN JENRETTE                                                 5.58%
SECURITIES CORP INC
PO BOX 2052
JERSEY CITY NJ 07303-2052

US BANK NA                                                                            92.08%
US BANK TRUST CENTER
ATTN LINDA FRITZ SPER0603
180 5TH ST E
SAINT PAUL MN 55101-2672

SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE                                              7.92%
BENEFIT OF CUSTOMERS OF FBS INVESTMENT
SERVICES INC
ATTN MONEY FUND UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS MN 55402-7020

PRIME OBLIG INST Y OMNIBUS ACCOUNT                                                                 10.08%
USBANCORP PIPER JAFFRAY FOR THE EXCLUSIVE
BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP 1922
601 2ND AVE S
MINNEAPOLIS MN 55402-4303

US BANK NA                                                                                         40.95%
US BANK TRUST CENTER
ATTN LINDA FRITZ  SPER0603
180 5TH ST E
SAINT PAUL MN 55101-2672

SPECIAL CUSTODY ACCOUNT FOR THE                                                                    31.46%
EXCLUSIVE BENEFIT OF CUSTOMERS OF
FBS INVESTMENT SERVICES INC
100 SOUTH FIFTH ST SUITE 1400
ATTN: MONEY FUND UNIT R/R
MINNEAPOLIS MN 55402-1217

                                                              Percentage of Outstanding Shares
                                               -----------------------------------------------------------
                                               Class A      Class B      Class C      Class D      Class Y
----------------------------------------------------------------------------------------------------------
Prime Obligations Fund (continued)
---------------------------------------------
FIRSTAR BANK                                                                                       14.62%
PO BOX 387
SAINT LOUIS MO 63166-0387

---------------------------------------------
Tax Free
---------------------------------------------

TAX FREE OBLIGATIONS A OMNIBUS ACCOUNT         98.43%
USBANCORP PIPER JAFFRAY FOR THE
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN TA SERVICES MPFP1922
601 2ND AVE S
MINNEAPOLIS MN 55402-4303

US BANK NA                                                                            97.82%
US BANK TRUST CENTER
ATTN LINDA FRITZ SPER0603
180 5TH ST E
ST PAUL MN 55101-2672

US BANK NA                                                                                         89.47%
US BANK TRUST CENTER
ATTN LINDA FRITZ SPER0603
180 5TH ST E
ST PAUL MN 55101-2672

FIRSTAR BANK                                                                                        8.96%
PO BOX 387
ST LOUIS MO 63166-0387

---------------------------------------------
Treasury Reserve Fund
---------------------------------------------

FIRSTAR BANK NA CINCINNATI MTR                 66.727
ATTN VIKKI KEGEL
777 E WISCONSIN AVE #4
MILWAUKEE, WI 53202-5300

FIRSTAR BANK NA CINCINNATI                     14.35
C/O FIRSTAR BANK
ATTN ACM DEPT SL-TW-17TF
SAINT LOUIS, MO 63166-0387

NATIONAL FINANCIAL SVCS CORP                   13.938
FOR EXCL BEN ON CUSTOMERS
ATTN MUTUAL FUNDS DEPT 5TH FLOOR
200 LIBERTY ST
1 WORLD FINANCIAL CTR
NEW YORK, NY 10281-1003

FIRSTAR BANK NA CUST                                        24.454
CHARLES K BONSCH IRA
38502 OAK HILL LN
WILLOUGHBY, OH 44094-7654

FIRSTAR BANK NA CUST                                        24.389
WILLIAM T SINGLETON
SIMPLE IRA
7708 CAMARGO RD
CINCINNATI, OH 45243-2654

FIRSTAR BANK NA CUST                                        11.699
STEPHEN WARE IRA
3705 VALLEY TRAILS DR
VILLA HILLS, KY 41017-1033

                                                              Percentage of Outstanding Shares
                                               -----------------------------------------------------------
                                               Class A      Class B      Class C      Class D      Class Y
----------------------------------------------------------------------------------------------------------
Treasury Reserve Fund (continued)
---------------------------------------------
FIRSTAR BANK NA CUST                                        10.838
AMELE TRINEH IRA
402 FAIRWOOD AVE
COLUMBUS, OH 43205-2244

FIRSTAR BANK NA CUST                                         7.795
GERTRUDE GRIGOROV IRA
5800 ELWYNN DR
MILFORD, OH 45150-2115

RUTH DEBOER &                                                7.373
JERALD DEBOER JT TEN
1505 MEADOWLANE AVE
AMES, IA 50010-546

FIRSTAR BANK NA CUST                                         5.289
NEIL H COTTER IRA ROLLOVER
PO BOX 359
MOUNT ORAB, OH 45154-0359

BAND & CO                                                                55.477
C/O FIRSTAR BANK
ATTN ACM DEPT SL-TW-17TF
PO BOX 387
SAINT LOUIS, MO 63166-0387

FIRSTAR BANK NA CINCINNATI                                               25.068
C/O FIRSTAR BANK
ATTN ACM DEPT SL-TW-17TF
PO BOX 387
SAINT LOUIS, MO 63166-0387

FIRSTAR BANK NA CINCINNATI                                               15.188
ATTN ACM DEPT SL-TW-17TF
PO BOX 387
SAINT LOUIS, MO 63166-0387

---------------------------------------------
Ohio Tax Free Obligations Fund
---------------------------------------------

UNITED MEDICAL RESOURCES INC                   64.432
5151 PFEIFFER RD
CINCINNATI, OH 45242-4854

STEPHEN L SAHLFELD                             10.739
3615 BRENTWOOD AVE
CINCINNATI, OH 45208

WALDMAN PITCHER CO CPA S                        8.606
4500 COOPERS RD SUITE 301
CINCINNATI, OH 45242-5600

JAMES H BALTHASER &                             6.233
DIANNE A BALTHASER JR TEN
9417 AVEMORE CT
DUBLIN, OH 43017-9672

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The public offering price of the shares of a Fund generally equals the Fund's net asset value plus any applicable sales charge. A summary of any applicable sales charge assessed on Fund share purchases is set forth in the Fund's Prospectus. Each Fund is open for business and its net asset value per share is calculated on every day the New York Stock Exchange and federally-chartered banks are open for business. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each year the New York Stock Exchange may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities of a Fund are traded on days that the Fund is not open for business, the Funds' net asset value per share may be affected on days when investors may not purchase or redeem shares. On March 31, 2001 (April 30, 2001 for Ohio Tax Free Obligations Fund and Treasury Reserve Fund), the net asset value per share for the Funds was calculated as set forth below.

                                               Net Assets    /       Shares      =      Net Asset
                                              (In Dollars)        Outstanding        Value Per Share
                                                                                      (In Dollars)
GOVERNMENT OBLIGATIONS FUND
     Class A                            $    483,829,707.59     483,783,111.360       $     1.00
     Class Y                                 918,849,394.65     919,010,836.858             1.00
     Class D                                 409,694,662.47     409,737,781.890             1.00
     Class S                                                                                  NA
OHIO TAX FREE OBLIGATIONS FUND (1)
     Class A                            $           446,171             446,171       $     1.00
     Class Y                                                                                  NA
     Class S                                     70,656,558          70,656,558             1.00

PRIME OBLIGATIONS FUND
     Class A                            $  5,338,172,686.74   5,338,129,552.933       $     1.00
     Class B                                   6,490,324.79       6,494,579.278             1.00
     Class C                                   1,889,921.36       1,889,908.132             1.00
     Class I                                                                                  NA
     Class Y                               6,939,030,332.17   6,938,922,670.264             1.00
     Class D                                 652,114,580.58     652,119,145.640             1.00
     Class S                                                                                  NA
TAX FREE OBLIGATIONS FUND
     Class A                            $    318,203,503.56     318,215,373.490       $     1.00
     Class Y                                 422,064,631.44     422,069,394.790             1.00
     Class D                                  27,132,520.11      27,132,166.370             1.00
     Class S                                                                                  NA
TREASURY OBLIGATIONS FUND
     Class A                            $     77,043,733.93      77,020,057.516       $     1.00
     Class Y                               2,223,242,130.29   2,223,802,733.300             1.00
     Class D                               4,002,185,296.64   4,001,752,772.640             1.00
     Class S                                                                                  NA
TREASURY RESERVE FUND (1)               $     2,501,365,332       2,502,720,944       $     1.00

1. Reflects information of predecessor series of Firstar Funds, Inc., which consummated a reorganization transaction with First American Funds, Inc. on September 25, 2001. Firstar Ohio Tax Exempt Money Market Fund and Firstar U.S. Treasury Money Market Fund (Retail A Shares) are the financial reporting survivors.


                        VALUATION OF PORTFOLIO SECURITIES

         The Funds' portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

         The valuation of the Funds' portfolio instruments based upon their amortized cost and the concomitant maintenance of the Funds' per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act, under which the Funds must adhere to certain conditions. The Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less from the date of purchase, and invest only in securities determined by the Board of Directors to present minimal credit risks and which are of high quality as determined by major rating services, or, in the case of any instrument which is not so rated, which are of comparable quality as determined by the Board of Directors. The maturities of variable rate demand instruments held in the Funds' portfolio will be deemed to be the longer of the demand period, or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. It is the normal practice of the Funds to hold portfolio securities to maturity and realize par therefor unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Funds' price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of the Funds to maintain a per share net asset value of $1.00. Such procedures will include review of the Funds' portfolio holdings by the Directors at such intervals as they may deem appropriate, to determine whether the Funds' net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Directors determines that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, such as selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.

                                      TAXES

         Each Fund intends to elect each year to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         Each Fund expects to distribute net realized short-term gains (if any) once each year, although it may distribute them more frequently, if necessary in order to maintain the Funds' net asset value at $1.00 per share. Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.

         Under the Code, each Fund is required to withhold 31% of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that the social security number or taxpayer identification number supplied by them is correct and that they are not subject to backup withholding because of previous under reporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.

         Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as Tax Free Obligations Fund and Ohio Tax Free Obligations Fund, will not be deductible by a shareholder in proportion to the ratio of exempt-interest dividends to all dividends other than those treated as long-term capital gains. Indebtedness may be allocated to shares of Tax Free Obligations Fund and Ohio Tax Free Obligations Fund even though not directly traceable to the purchase of such shares. Federal tax law also restricts the deductibility of other expenses allocable to shares of Tax Free Obligations Fund and Ohio Tax Free Obligations Fund.

         For shareholders who are or may become recipients of Social Security benefits, exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

         The Code imposes requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax-exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for certain tax-exempt securities. Tax Free Obligations Fund cannot predict what additional legislation may be enacted that may affect shareholders. The Fund will avoid investment in such tax-exempt securities which, in the opinion of the Advisor, pose a material risk of the loss of tax exemption. Further, if such tax-exempt security in the Fund's portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.

                         CALCULATION OF PERFORMANCE DATA

         The Funds may issue current yield quotations. Simple yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7. The resulting yield figure will be carried to at least the nearest hundredth of one percent. Effective yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              EFFECTIVE YIELD -- [(BASE PERIOD RETURN + 1)365/7]-1

         When calculating the foregoing yield or effective yield quotations, the calculation of net change in account value will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees, other than nonrecurring accounts or sales charges that are charged to all shareholder accounts in proportion to the length of the base period. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation are excluded from the calculation of yield and effective yield.

         From time to time, a Fund may advertise its "yield" and "effective yield." These yield figures are based upon historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. For the seven-day period ended March 31, 2001 (April 30, 2001 for Ohio Tax Free Obligations Fund and Treasury Reserve Fund), the yield and effective yield, respectively, for the Funds were as set forth below.

                                                     Yield       Effective Yield
GOVERNMENT OBLIGATIONS FUND
     Class A                                          4.53%             4.63%
     Class Y                                          4.83              4.95
     Class D                                          4.68              4.79
     Class S                                          --                --

OHIO TAX FREE OBLIGATIONS FUND (1)
     Class A                                          3.08              3.12
     Class Y                                          --                --
     Class S                                          3.08              3.12

PRIME OBLIGATIONS FUND
     Class A                                          4.58              4.69
     Class B                                          3.92              3.99
     Class C                                          3.91              3.98
     Class Y                                          4.92              5.04
     Class D                                          4.77              4.89
     Class S                                          --                --
     Class I                                          --                --

                                                     Yield       Effective Yield
TAX FREE OBLIGATIONS FUND
     Class A                                          2.87              2.91
     Class Y                                          3.16              3.21
     Class D                                          3.01              3.06
     Class S                                          --                --

TREASURY OBLIGATIONS FUND
     Class A                                          4.45              4.55
     Class Y                                          4.69              4.80
     Class D                                          4.55              4.65
     Class S                                          --                --

TREASURY RESERVE FUND (1)                             3.85              3.93


1. Reflects performance of predecessor series of Firstar Funds, Inc., which consummated a reorganization transaction with First American Funds, Inc. on September 25, 2001. Firstar Ohio Tax Exempt Money Market Fund and Firstar U.S. Treasury Money Market Fund (Retail A Shares) are the financial reporting survivors.

         Tax Free Obligations Fund and Ohio Tax Free Obligations Fund may also advertise their tax equivalent yields. This yield will be computed by dividing that portion of the seven-day yield or effective yield of the Fund (computed as set forth above) which is tax-exempt by one minus the maximum federal income tax rate and adding the product of that portion, if any, of the yield of the Fund that is not tax-exempt. The tax-equivalent yield for Tax Free Obligations Fund and Ohio Tax Free Obligations Fund for the seven day period ended March 31, 2001 and April 30, 2001, respectively, was as follows:


                                                Tax-Equivalent   Tax-Equivalent
                                                     Yield       Effective Yield
OHIO TAX FREE OBLIGATIONS FUND (1)
     Class A                                          4.81              4.88
     Class Y                                          --                --
     Class S                                          4.81              3.12

TAX FREE OBLIGATIONS FUND
     Class A                                          4.67              4.74
     Class Y                                          5.15              5.23
     Class D                                          4.90              4.98
     Class S                                          --                --

1. Reflects performance of a predecessor series of Firstar Funds, Inc., which consummated a reorganization transaction with First American Funds, Inc. on September 21, 2001. Firstar Ohio Tax Exempt Money Market Fund is the financial reporting survivor.

         Yield information may be useful in reviewing the Funds' performance and for providing a basis for comparison with other investment alternatives. However, yields fluctuate, unlike investments which pay a fixed yield for a stated period of time. Yields for the Funds are calculated on the same basis as other money market funds as required by applicable regulations. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

         Investors should recognize that in periods of declining interest rates the Funds' yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the Funds' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Funds' portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.


                   ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY TELEPHONE

         A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution to be assured same day processing and redemption requests must be transmitted to and received by the Funds by 3:00 p.m. Central Time (for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund), by 11:30 a.m. Central Time (for Tax Free Obligations
Fund) and by 9:00 a.m. Central Time (for Ohio Tax Free Obligations Fund), for same day processing. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Redemptions processed by 3:00 p.m. Central Time (for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund) and by 11:30 a.m. Central Time (for Tax Free Obligations Fund) and by 9:00 a.m. Central Time (for Ohio Tax Free Obligations Fund) will not receive that day's dividend. Redemption requests placed after that respective time will earn that day's dividend, but will generally not receive proceeds until the following day.

         Shareholders who did not purchase their shares through a financial institution may redeem Fund shares by telephoning (800) 677-FUND At the shareholder's request, redemption proceeds will be paid by check and mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than seven days after the request. Wire instructions must be previously established in the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time a Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

         In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered. Neither the Transfer Agent nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Transfer Agent and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Transfer Agent examines each shareholder request by verifying the account number and/or taxpayer identification number at the time such request is made. The Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

         Shareholders may redeem Fund shares by sending a written request to their investment professional, their financial institution, or the Funds. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Funds, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven business days, after receipt of a proper written redemption request.

         Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Funds, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

         * a trust company or commercial bank, the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         * a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or the National Association of Securities Dealers;

         * a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

         * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

         The Funds do not accept signatures guaranteed by a notary public.

         The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

BY CHECKING ACCOUNT - PRIME OBLIGATIONS FUND, CLASS A SHARES ONLY

         At the shareholder's request, the Transfer Agent will establish a checking account for redeeming Fund shares. With a Fund checking account, shares may be redeemed simply by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the Transfer Agent presents the check to a Fund. A check may not be written to close an account. If a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder's bank. Checks should never be sent to the Transfer Agent to redeem shares. Copies of canceled checks are available upon request. A fee is charged for this service. For further information, contact the Funds.

REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

         When shares are purchased by check or with funds transferred through the Automated Clearing House, the proceeds of redemption of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date.

                               SHORT-TERM RATINGS

         The Funds' investments are limited to securities that, at the time of acquisition, are "Eligible Securities." Eligible Securities include securities that are rated by two nationally recognized statistical rating organizations in one of the two highest categories for short-tem debt obligations, such as A-1 or A-2 by Standard & Poor's, or Prime-1 or Prime-2 by Moody's, and unrated securities of comparable quality.

STANDARD & POOR'S

         A-1. A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2. A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.




MOODY'S

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o        Leading market positions in well-established industries.

         o        High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                              FINANCIAL STATEMENTS

         The financial statements of FAF included in its Annual Report to shareholders for the fiscal year ended September 30, 2000 and the financial statements included in its Semi-Annual Report to shareholders dated March 31, 2001 are incorporated herein by reference. Additionally, the financial statements included as part of the Firstar Funds, Inc. Annual Report to shareholders for the fiscal year ended October 31, 2001 and the financial statements included as part of the Firstar Funds, Inc. Semi-Annual Report dated April 30, 2001 are incorporated herein by reference.

                           FIRST AMERICAN FUNDS, INC.
                           PART C -- OTHER INFORMATION

ITEM 23. EXHIBITS

         (a)(1) Amended and Restated Articles of Incorporation, as amended through October 2, 1997 (Incorporated by reference to Exhibit
                  (1) to Post-Effective Amendment No. 22, Exhibit (1)(b) to Post-Effective Amendment No. 25 and Exhibit (1)(b) to Post-Effective Amendment No. 28, Filed on March 3, 1998 (File Nos. 2-74747 and 811-3313)).

         (a)(2) Certificate of Designation designating new series and new share classes (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

         (b) Bylaws, as amended through June 1, 2001 (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

         (c)      Not applicable.

         (d)(1) Investment Advisory Agreement, dated January 20, 1995, between the Registrant and First Bank National Association, as assigned to U.S. Bancorp Piper Jaffray Asset Management, Inc. on May 2, 2001 (Incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

         (d)(2) Exhibit A to Investment Advisory Agreement (series and fees) (Incorporated by reference to Exhibit (d) (2) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

*        (e)(1)   Distribution Agreement and Service Agreement relating to the
                  Class B Shares, between the Registrant and Quasar
                  Distributors, LLC.

*        (e)(2)   Distribution Agreement relating to the Class A, Class Y and
                  Class D Shares, and Treasury Reserve Fund, between the
                  Registrant and Quasar Distributors, LLC.

*        (e)(3)   Distribution and Service Agreement relating to the Class C
                  Shares, between the Registrant and Quasar Distributors, LLC.

*        (e)(4)   Shareholder Service Plan and Agreement, Class S shares,
                  between the Registrant and Quasar Distributors, LLC.

*        (e)(5)   Dealer Agreement.

         (f) Deferred Compensation Plan for Directors Trust Agreement effective January 1, 2000 (Incorporated by Reference to Exhibit (f) to Post-Effective Amendment No. 33, Filed on November 29, 2000 (File Nos. 2-74747, 811-3313)).

         (g)(1) Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association (Incorporated by reference to Exhibit (8)(a) to

                  Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

         (g)(2) Compensation Agreement pursuant to Custodian Agreement (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

         (g)(3) Assignment of Custodian Agreements and Security Lending Agency Agreement to U.S. Bank National Association, dated May 1, 1998 (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 30, Filed on December 2, 1998 (File Nos. 2-74747, 811-3313)).

         (g)(4) Supplement to Custodian Agreement dated December 8, 1999 (Incorporated by Reference to Exhibit (g)(4) to Post-Effective Amendment No. 33, Filed on November 29, 2000 (File Nos. 2-74747, 811-3313)).

*        (h)(1)   Co-Administration Agreement by and between U.S. Bancorp Piper
                  Jaffray Asset Management, Inc., Firstar Mutual Fund Services,
                  LLC, and First American Funds.

         (i)(1) Opinion and Consent of Dorsey & Whitney, dated January 26, 1982 (Incorporated by reference to Exhibit (10)(a) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

         (i)(2) Opinion and Consent of William N. Koster, Esq., dated November 5, 1981 (Incorporated by reference to Exhibit (10)(b) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

*        (i)(3)   Opinion and Consent of Dorsey & Whitney with respect to new series and new share classes.

         (j)(1) Opinion and Consent of Melissa R. Fogelberg, dated February 6, 1985 (Incorporated by reference to Exhibit (11)(b) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

         (j)(2) Opinion and Consent of Dorsey & Whitney, dated November 25, 1991 (Incorporated by reference to Exhibit (11)(c) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

*        (j)(3)   Consent of Ernst & Young LLP.

         (j)(4)   Consent of KPMG LLP (Incorporated by reference to Exhibit
                  (j)(4) to Post-Effective Amendment No. 32, filed on November 26, 1999 (File Nos. 2-74747, 811, 3313)).

*        (j)(5)   Consent of PricewaterhouseCoopers, LLP.

         (k)      Not applicable.

         (l) Letter of Investment Intent, dated November 3, 1981 (Incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 22, January 22, 1996 (File Nos. 2-74747, 811-3313)).

         (m)(1) Distribution Plan for Class A Shares (Incorporated by reference to Exhibit (15)(a) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

         (m)(2) Distribution Plan for Class B Shares (Incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

         (m)(3) Distribution Plan for Class D Shares (Incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

         (m)(4) Distribution Plan for Class C Shares (Incorporated by Reference to Exhibit (a)(2) to Post-Effective Amendment No. 31, Filed on February 1, 1999 (File Nos. 2-74747, 811-3313)).

         (m)(5) Service Plan for Class B Shares (Incorporated by reference to Exhibit (15)(d) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

         (m)(6) Service Plan for Class C Shares (Incorporated by Reference to Exhibit (a)(2) to Post-Effective Amendment No. 31, Filed on February 1, 1999 (File Nos. 2-74747, 811-3313)).

         (m)(7) Distribution Plan for Treasury Reserve Fund (Incorporated by reference to Exhibit (m)(7) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313))..

         (n) Form of Multiple Class Plan Pursuant to Rule 18f-3 (Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

         (o)      Reserved.

*        (p)(1)   First American Funds Code of Ethics.

*        (p)(2)   U.S. Bancorp Piper Jaffray Asset Management Code of Ethics.

*        (p)(3)   Quasar Distributors, LLC Code of Ethics.

         *        Filed herewith

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                Not applicable.

ITEM 25. INDEMNIFICATION

         The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder.

         Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

         The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2,
1980).

         Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information on the business of the Registrant's investment adviser, U.S. Bank National Association (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years. This information is as of July 1, 2001.

Thomas S. Schreier, Jr.
Born:  1962
Education: B.A., Economics and German, University of Notre Dame, South Bend, IN
(1984); M.B.A., Harvard Graduate School of Business, Cambridge, MA (1988) Business Background: CEO, President and Director, USBPJAM, Minneapolis, MN (March 2001 to present); President, FAIF, FAF, FASF, FAIP, Minneapolis, MN (February 2001 to present); CEO, FAAM, Minneapolis, MN (January 2001 to present); CEO and President, FIRMCO, Minneapolis, MN (March 2001 to May 2001); Senior Managing Director, Equity Research, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (October 1998 to December 2000); Director - Equity Research and Senior Airline Equity Analyst, Credit Suisse First Boston (August 1996 to October 1998); Vice President, Finance, Northwest Airlines (July 1988 to August
1996).

Mark S. Jordahl
Born: 1960
Education: B.A., Political Science and English, Moorhead, Minnesota, Moorhead, MN; M.B.A, University of Minnesota, Minneapolis, MN
Business Background: Chief Investment Officer and Director, USBPJAM, Minneapolis, MN (July 2001 to present); Vice President, FAIF, FAF, FASF and FAIP, Minneapolis, MN (September 2001 to present); President and Chief Investment Officer, ING Investment Management - Americas (September 2000 to present); Senior Vice President and Chief Investment Officer, ReliaStar Financial Corp. (January 1998 to September 2000); Executive Vice President and Managing Director, Washington Square Advisers (January 1996 to December 1997); Senior Vice President, Private Placements, Washington Square Capital, Inc. (January 1992 to January 1996).

Kenneth L. Delecki
Born:  1958
Education: B.S. Industrial Engineering, General Motors Institute, Flint, MI
(1981); M.B.A., Darden Graduate School of Business Administration, University of Virginia, Charlottesville, VA (1985)
Business Background: CFO, Treasurer and Director, USBPJAM, Minneapolis, MN (March 2001 to present); Director, Business Performance, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (September 2000 to March 2001); Independent Consultant, Edina, MN (May 1999 to September 2000); Managing Director, Financial Planning and Analysis, Northwest Airlines, Eagan, MN (September 1998 to May
1999); Independent Consultant, Cambridge, MA (July 1997 to August 1998); Managing Director, Bossard Consultants, Cambridge, MA (March 1992 to June 1997).

Walter E. Dewey
Born:  1960
Education: B.A. Finance, Investments and Banking, University of Wisconsin, Madison, WI (1983)
Business Background: Director and Senior Portfolio Manager, USBPJAM, Minneapolis, MN (April 2001 to present); Senior Portfolio Manager and Senior Vice President, FIRMCO, Milwaukee, WI (1983 to May 2001).

John J. Gibas
Born:  1955
Education: B.S. Accounting, University of Minnesota, Minneapolis, MN (1978); M.B.A.,

University of Minnesota, Minneapolis, MN (1981).
Business Background: Director and Director, Institutional Advisory Group, USBPJAM, Minneapolis, MN (April 2001 to present); Director, Institutional Advisory Group, FAAM, Minneapolis, MN (September 1998 to present); Director, Institutional Sales/Marketing, Piper Capital Management, Inc., Minneapolis, MN (August 1987 to September 1998).

Kimberly F. Kaul
Born:  1961
Education: B.A. Mass Communications, St. Cloud State University, St. Cloud, MN
(1983)
Business Background: Director and Communications Director, USBPJAM, Minneapolis, MN (April 2001 to present); Communications Director, FAAM, Minneapolis, MN (September 1998 to present); Communications Director, Piper Capital Management, Inc., Minneapolis, MN (May 1991 to September 1998).

Robert H. Nelson
Born:  1963
Education: B.A. Business and Accounting, Concordia College, Moorhead, MN (1986) Business Background: Director and Chief Operating Officer, USBPJAM, Minneapolis, MN (April 2001 to present); Senior Vice President, FAAM, Minneapolis, MN (September 1998 to present); Treasurer, FAF, FAIF, FASF and FAIP, Minneapolis, MN (March 2000 to present); Senior Vice President, Piper Capital Management, Inc. (November 1994 to September 1998).

Peter O. Torvik
Born:  1954
Education: B.S.B. Business, University of Minnesota, Minneapolis, MN (1986); M.B.A., Amos Tuck School of Business at Dartmouth, Hanover, NH (1988)
Business Background: Director and Executive Vice President, USBPJAM, Minneapolis, MN (April 2001 to present); Executive Vice President, FAAM, Minneapolis, MN (August 2000 to present); Vice President Marketing of FAF, FAIF, FASF and FAIP, Minneapolis, MN (September 2000 to present); President and Partner, DPG Group, Tallahassee, FL (January 1995 to July 2000).

Marian E. Zentmyer
Born:  1956
Education: B.A. Economics, Stanford University, Palo Alto, CA (1978)
Business Background: Director and Chief Equity Investment Officer, USBPJAM, Minneapolis, MN (April 2001 to present); Board Member and Chief Equity Investment Officer, FIRMCO, Milwaukee, WI (November 1998 to May 2001); Senior Vice President and Senior Portfolio Manager, FIRMCO, Milwaukee, WI (1993 to November 1998).


ITEM 27. PRINCIPAL UNDERWRITERS:

         a) State the name of the investment company (other than the Fund) for which each principal underwriter currently distributing the Fund's securities also acts as a principal underwriter, depositor, or investment adviser.

Registrant's distributor, Quasar Distributors, LLC (the "Distributor") acts as principal underwriter and distributor for Firstar Funds, Inc., Cullen Funds Trust, Country Growth Fund, Inc., Country Asset Allocation Fund, Inc., Country Tax Exempt Bond Fund, Inc., Country Taxable Fixed Income Series Fund, Inc., Country Money Market Fund, Country Long-Term Bond Fund,

Country Short-Term Government Bond Fund, Kit Cole Investment Trust, The Hennessy Mutual Funds, Inc., The Hennessy Funds, Inc., Jefferson Fund Group Trust, Everest Funds, Brandywine Blue Fund, Inc., Light Revolution Fund, Inc., IPS Funds, The Arbitrage Funds, Glen Rauch Funds, The Jensen Portfolio, Inc., First American Insurance Portfolios, Inc., The Linder Funds, AHA Investment Funds, Wexler Trust, MUTUALS.com, Inc., First American Funds, Inc. First American Investment Funds, Inc. and First American Strategy Funds, Inc. pursuant to distribution agreements dated 8/1/00, 6/28/00, 9/1/00, 9/1/00, 9/1/00, 9/1/00,
9/1/00, 9/1/00, 9/1/00, 7/18/00, 9/1/00, 9/1/00, 12/29/00, 11/3/00, 10/25/00,
12/31/00, 1/5/01, 8/31/00, 12/12/00, 3/12/01, 5/2/01, 5/15/01, 6/1/01, 6/15/01,
6/21/01, 10/1/01, 10/1/01, and 10/1/01, respectively.

         b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to Item 20. Unless otherwise noted, the business address for each Quasar Distributors, LLC Board Member or Officer is 615 East Michigan Street, Milwaukee, WI 53202.

                              POSITION AND OFFICES          POSITION AND OFFICES
NAME                          WITH THE UNDERWRITER          WITH THE REGISTRANT

James Schoenike               President, Board Member       None

Donna Berth                   Treasurer                     None

Suzanne Riley                 Secretary                     None

Joe Redwine                   Board Member                  None

Bob Kern                      Board Member                  None

Paul Rock                     Board Member                  None

Jennie Carlson                Board Member                  None
601 Second Avenue South
Minneapolis, MN 55402

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Piper Jaffray Asset Management, Inc. 601 Second Avenue South, Minneapolis, Minnesota, 55402.

ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 2-74747 and 811-3313 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 21st day of September, 2001.

                           FIRST AMERICAN FUNDS, INC.


ATTEST:   /s/ Jeffery M. Wilson                 By:   /s/ James L. Chosy
          ---------------------                       ------------------
          Jeffery M. Wilson                           James L. Chosy
          Senior Vice President                       Secretary

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

         SIGNATURE                     TITLE                        DATE
         ---------                     -----                        ----

    /s/ Jeffery M. Wilson              Senior Vice President         **
-----------------------------
    Jeffery M. Wilson

             *                         Director                      **
-----------------------------
    John M. Murphy, Jr.

             *                         Director                      **
-----------------------------
    Robert J. Dayton

             *                         Director                      **
-----------------------------
    Andrew S. Duff

             *                         Director                      **
-----------------------------
    Andrew M. Hunter III

             *                         Director                      **
-----------------------------
    Leonard W. Kedrowski

             *                         Director                      **
-----------------------------
    Richard K. Riederer

             *                         Director                      **
-----------------------------
    Joseph D. Strauss

             *                         Director                      **
-----------------------------
    Virginia L. Stringer

             *                         Director                      **
-----------------------------
    Roger A. Gibson

             *                         Director                      **
-----------------------------
    James M. Wade

* By: /s/ James L. Chosy
     ------------------------
       James L. Chosy
      Attorney-in-Fact

** September 21, 2001